As filed with the Securities and Exchange Commission on January 28, 2001
                                                             File Nos. 333-16093
                                                                        811-7923

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 16
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 17

                                CNI CHARTER FUNDS
              (Exact Name of Registrant as Specified in its Charter)

                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Address of Principal Executive Office)

                                 (800) 708-8881
               (Registrant's Telephone Number, Including Area Code)

                               WILLIAM SOUZA, ESQ.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                It is proposed that this filing will become effective:
                 X   immediately upon filing pursuant to Rule 485(b)
                ___
                     on ___________ pursuant to Rule 485(b)
                ___
                     60 days after filing pursuant to Rule 485(a)(1)
                ___
                     75 days after filing pursuant to Rule 485(a)(2)
                ___
                     on ___________ pursuant to Rule 485(a)(1)
                ___
                                -------------

                     Please Send Copy of Communications to:

                           MITCHELL E. NICHTER, ESQ.
                             JACOB M. SIMON, ESQ.
                     Paul, Hastings, Janofsky & Walker LLP
                            345 California Street
                        San Francisco, California 94104
                                (415) 835-1600

                                CNI CHARTER FUNDS

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of the Post-Effective Amendment

         Part A - Prospectus for the Institutional Class shares of the Large Cap Growth Equity Fund, the Large Cap Value Equity Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund

         Part A - Prospectus for the Class A shares of the Large Cap Growth Equity Fund, the Large Cap Value Equity Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund

         Part A - Prospectus for the Institutional Class shares of the Prime
                  Money Market Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund

         Part A - Prospectus for the Class A shares of the Prime Money Market
                  Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund

         Part A - Prospectus for the Class S shares of the Prime Money Market
                  Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund

         Part B - Statement of Additional Information for the Large Cap Grwoth
                  Equity Fund, the Large Cap Value Equity Fund, the Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund

         Part B - Statement of Additional Information for the Technology Growth
                  Fund

         Part B - Statement of Additional Information for the High Yield Bond
                  Fund

         Part B - Statement of Additional Information for the Prime Money Market
                  Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund

         Part C - Other Information

         Signature Page

         Exhibits

-------------------------------------------------------------------------------

                                    PART A

                                PROSPECTUS FOR
                        INSTITUTIONAL CLASS SHARES OF

                         LARGE CAP GROWTH EQUITY FUND
                         LARGE CAP VALUE EQUITY FUND
                        TECHNOLOGY GROWTH EQUITY FUND
                             CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                       CALIFORNIA TAX EXEMPT BOND FUND
                             HIGH YIELD BOND FUND

-------------------------------------------------------------------------------

                                  [CNI LOGO]


                         LARGE CAP GROWTH EQUITY FUND
                          LARGE CAP VALUE EQUITY FUND
                            TECHNOLOGY GROWTH FUND
                              CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                        CALIFORNIA TAX EXEMPT BOND FUND
                              HIGH YIELD BOND FUND

                              Institutional Class

                                  Prospectus
                             Dated January 31, 2001


                              Investment Manager:
                            CITY NATIONAL INVESTMENTS
                       A division of City National Bank

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE FUNDS
   Large Cap Growth Equity Fund (the "Large Cap Growth          1
     Fund").................................................
   Large Cap Value Equity Fund (the "Large Cap Value            3
     Fund").................................................
   Technology Growth Fund (the "Technology Growth Fund")....    5
   Corporate Bond Fund (the "Corporate Bond Fund")..........    8
   Government Bond Fund (the "Government Bond Fund")........   11
   California Tax Exempt Bond Fund (the "California Tax        13
     Exempt Bond Fund").....................................
   High Yield Bond Fund (the "High Yield Bond Fund")........   16

MANAGEMENT OF THE FUNDS.....................................   19

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS..........   21

HOW TO BUY, SELL AND EXCHANGE SHARES........................   22

DIVIDENDS AND TAXES.........................................   24

FINANCIAL HIGHLIGHTS........................................   26

IMPORTANT TERMS TO KNOW.....................................   28

FOR MORE INFORMATION ................................. BACK COVER


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENTS OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Institutional Class shares of the Large Cap Growth Fund, the Large Cap Value Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund (each a "Fund" and together, the "Funds"). Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own account or on behalf of their customers. The Funds offer other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing fees.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS

LARGE CAP GROWTH FUND


OUR GOAL

The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth. The goal of the Large Cap Growth Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a diversified portfolio at least 65% of which consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies possessing superior management, strong market position, consistent records of increased earnings and a strong operating and financial position. Although the Large Cap Growth Fund is not an index fund, we seek to manage the portfolio's overall risk characteristics to be similar to those of the S&P 500/BARRA Growth Index. The average market capitalization of the corporations in which the Large Cap Growth Fund invests exceeds $2 billion.


PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. By investing in stocks, the Large Cap Growth Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Growth Fund is also subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.

PAST PERFORMANCE

Institutional Class shares of the Large Cap Growth Fund were first offered for public sale on January 14, 2000. The Large Cap Growth Fund's past performance results have not been provided but will be reported once the Large Cap Growth Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               1

FEES AND EXPENSES OF THE LARGE CAP GROWTH FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Large Cap Growth Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.65%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.26%
Total Other Expenses                             0.51%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.16%

  * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Growth Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Growth Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.05%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Growth Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $118    $368     $638     $1,409
----------------------------------

--------------------------------------------------------------------------------
2                              CNI CHARTER FUNDS

LARGE CAP VALUE FUND

OUR GOALS

The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued. The goals of the Large Cap Value Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a diversified portfolio at least 65% of which consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies whose market valuations compare favorably relative to similar companies. We monitor the holdings in the Large Cap Value Fund in order to capitalize as favorably as possible on the shifting investment environment. Although the Large Cap Value Fund is not an index fund, we seek to manage the portfolio's overall risk characteristics to be similar to those of the S&P 500/BARRA Value Index. The average market capitalization of the corporations in which the Large Cap Value Fund invests exceeds $2 billion.


PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP VALUE FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. By investing in stocks, the Large Cap Value Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Value Fund is also subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.

PAST PERFORMANCE

Institutional Class shares of the Large Cap Value Fund were first offered for public sale on January 14, 2000. The Large Cap Value Fund's past performance results have not been provided but will be reported once the Large Cap Value Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               3

FEES AND EXPENSES OF THE LARGE CAP VALUE FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Large Cap Value Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.62%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.25%
Total Other Expenses                             0.50%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.12%

  * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Value Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Value Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Value Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $114    $356     $617     $1,363
----------------------------------

--------------------------------------------------------------------------------
4                              CNI CHARTER FUNDS

TECHNOLOGY GROWTH FUND

OUR GOAL

The Technology Growth Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses. The goal of the Technology Growth Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio at least 65% of which consists of securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which the Technology Growth Fund's investment manager believes should benefit significantly from advances or improvements in technology. Although the Technology Growth Fund will generally invest primarily in large capitalization companies (I.E., companies with a market capitalization over $5 billion), the Technology Growth Fund may also invest a significant portion of its assets in companies with smaller capitalizations. The investment manager uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. The companies generally:

- have or are expected to develop products, processes or services that should provide significant technological advancements or improvements, and/or

- rely extensively on technology in connection with their operations or services.

The Technology Growth Fund will be diversified across a number of sectors and industries within the technology area, and will not concentrate its investments in any particular industry or group of related industries. As a result, the Technology Growth Fund may have more flexibility to invest in companies that the investment manager believes should benefit from advancements or improvements in technology in a number of industries. Nevertheless, the Technology Growth Fund may hold a significant portion of its assets in industries such as electronics, the Internet, aerospace/defense, biotechnology, computers, office/business equipment, semiconductors, fiber optics, software, telecommunications, telecommunications equipment and technology consulting.

The Technology Growth Fund may invest substantially all of its assets in common stocks. The Technology Growth Fund may also engage in futures and options transactions for hedging and risk management purposes.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               5

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY GROWTH FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Technology Growth Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

MARKET RISK -- By investing in stocks, the Technology Growth Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the Technology Growth Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Technology Growth Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Technology Growth Fund is also subject to the risk that its principal market segment, technology growth stocks, may underperform other equity market segments or the market as a whole.

TECHNOLOGY RISK -- Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon consumer and business acceptance of new technologies. Because of these risks, the value of the Technology Growth Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. As such, the Technology Growth Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

PAST PERFORMANCE

Institutional Class shares of the Technology Growth Fund were first offered for public sale on October 3, 2000. The Technology Growth Fund's past performance results have not been provided but will be reported once the Technology Growth Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
6                              CNI CHARTER FUNDS

FEES AND EXPENSES OF THE TECHNOLOGY GROWTH FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Technology Growth Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Technology Growth Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.85%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses**                 0.24%
Total Other Expenses**                           0.49%
------------------------------------------------------
Total Annual Fund Operating Expenses***          1.34%

  * The "Management Fee" is an annual fee, payable monthly out of the Technology Growth Fund's net assets.

 **  Estimated for the current fiscal year.

*** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Technology Growth Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.20%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Technology Growth Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Technology Growth Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Technology Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Technology Growth Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $136    $425     $734     $1,613
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               7

CORPORATE BOND FUND

OUR GOALS

The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities. The goals of the Corporate Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio of fixed income securities at least 65% of which consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. We may also purchase mortgage backed and asset backed instruments whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. We will typically invest in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, mortgage backed and asset backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of A1 or P1. We may retain a security after it has been downgraded below the minimum credit rating if we determine that it is in the best interests of the Corporate Bond Fund. The Corporate Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Corporate Bond Fund.

PRINCIPAL RISKS OF INVESTING IN THE CORPORATE BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Corporate Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Corporate Bond Fund is subject to the risk that its market segment, fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Corporate Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Corporate Bond Fund's securities.

--------------------------------------------------------------------------------
8                              CNI CHARTER FUNDS

The Corporate Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Corporate Bond Fund is not a money market fund.

PAST PERFORMANCE

Institutional Class shares of the Corporate Bond Fund were first offered for public sale on January 14, 2000. The Corporate Bond Fund's past performance results have not been provided but will be reported once the Corporate Bond Fund has been in operation for once complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               9

FEES AND EXPENSES OF THE CORPORATE BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Corporate Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.40%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.26%
Total Other Expenses                             0.51%
------------------------------------------------------
Total Annual Fund Operating Expenses**           0.91%

  * The "Management Fee" is an annual fee, payable monthly out of the Corporate Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Corporate Bond Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 0.75%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Corporate Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Corporate Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $93     $290     $504     $1,120
----------------------------------

--------------------------------------------------------------------------------
10                             CNI CHARTER FUNDS

GOVERNMENT BOND FUND

OUR GOALS

The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. government securities. The goals of the Government Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio at least 65% of which consists of U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities. We may also purchase mortgage backed and asset backed instruments issued by the U.S. government or a government sponsored agency whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Government Bond Fund.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Government Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Government Bond Fund is subject to the risk that its market segment, government fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Government Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Fund's securities. The Government Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Government Bond Fund is not a money market fund.

PAST PERFORMANCE

Institutional Class shares of the Government Bond Fund were first offered for public sale on January 14, 2000. The Government Bond Fund's past performance results have not been provided but will be reported once the Government Bond Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              11

FEES AND EXPENSES OF THE GOVERNMENT BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Government Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.43%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.29%
Total Other Expenses                             0.54%
------------------------------------------------------
Total Annual Fund Operating Expenses**           0.97%

  * The "Management Fee" is an annual fee, payable monthly out of the Government Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Government Bond Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 0.70%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Government Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $99     $309     $536     $1,190
----------------------------------

--------------------------------------------------------------------------------
12                             CNI CHARTER FUNDS

CALIFORNIA TAX EXEMPT BOND FUND

OUR GOALS

The California Tax Exempt Bond Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds. The goals of the California Tax Exempt Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a portfolio at least 65% of which consists of investment grade intermediate term municipal bond obligations, including general obligation bonds, revenue bonds, notes and obligations from various other sectors in the municipal bond market. The California Tax Exempt Bond Fund may also invest in short term tax exempt commercial paper, floating rate notes or the shares of money market mutual funds whose objectives are consistent with those of the California Tax Exempt Bond Fund. The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high-quality municipal bonds and notes, and at least 65% of its total assets in debt securities, the interest from which is expected to be exempt from California personal income taxes. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from three to eight years. We will typically invest in issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody's of MIG1 or VMIG1 or from Standard & Poor's of SP1 or A1. We may retain a security after it has been downgraded below the minimum credit rating if we determine that it is in the best interests of the California Tax Exempt Bond Fund.


PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA TAX EXEMPT BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The California Tax Exempt Bond Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

MARKET RISK -- The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the California Tax Exempt Bond Fund is subject to the risk that its market segment, municipal debt securities, may underperform other market segments or the

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              13
markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the California Tax Exempt Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the California Tax Exempt Bond Fund's securities. The California Tax Exempt Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The California Tax Exempt Bond Fund is not a money market fund.

GOVERNMENT RISK -- State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the California Tax Exempt Bond Fund's holdings.

NON-DIVERSIFICATION -- The California Tax Exempt Bond Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the California Tax Exempt Bond Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the California Tax Exempt Bond Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

PAST PERFORMANCE

Institutional Class shares of the California Tax Exempt Bond Fund were first offered for public sale on January 14, 2000. The California Tax Exempt Bond Fund's past performance results have not been provided but will be reported once the California Tax Exempt Bond Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
14                             CNI CHARTER FUNDS

FEES AND EXPENSES OF THE CALIFORNIA TAX EXEMPT BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the California Tax Exempt Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.27%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses**                 0.27%
Total Other Expenses**                           0.52%
------------------------------------------------------
Total Annual Fund Operating Expenses**           0.79%

  * The "Management Fee" is an annual fee, payable monthly out of the California Tax Exempt Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the California Tax Exempt Bond Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 0.50%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the California Tax Exempt Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Tax Exempt Bond Fund's expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $81     $252     $439      $978
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              15

HIGH YIELD BOND FUND

OUR GOAL

The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (I.E., "junk bonds"). The goal of the High Yield Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio at least 65% of which consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. We may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign. We may also invest in equity securities. We seek to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, we purchase investments diversified across issuers, industries and sectors. The average maturity of the High Yield Bond Fund's investments will vary. There is no limit on the maturity or on the credit quality of any security.

PRINCIPAL RISKS OF INVESTING IN THE HIGH YIELD BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The High Yield Bond Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

MARKET RISK -- The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities (such as those in which the High Yield Bond Fund primarily invests) more volatile than higher rated securities. The average maturity and duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the High Yield Bond Fund is subject to the risk that its market segment, high yield fixed income securities, may underperform other market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the High Yield Bond Fund. Changes in the financial condition of issuers also may have a material adverse effect on the value of the High Yield Bond Fund's securities. The High Yield Bond Fund is not a money market fund.

--------------------------------------------------------------------------------
16                             CNI CHARTER FUNDS

HIGH YIELD ("JUNK") BONDS -- Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. Junk bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

FOREIGN SECURITIES -- The High Yield Bond Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. The High Yield Bond Fund may invest in foreign securities denominated in foreign currencies, whose value may decline against the U.S. dollar.

EQUITY SECURITIES -- The value of the High Yield Bond Fund's equity investments will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

PAST PERFORMANCE

Institutional Class shares of the High Yield Bond Fund were first offered for public sale on January 14, 2000. The Fund's past performance results have not been provided but will be reported once the Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              17

FEES AND EXPENSES OF THE HIGH YIELD BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the High Yield Bond Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the High Yield Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.75%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.31%
Total Other Expenses                             0.56%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.31%


  * The "Management Fee" is an annual fee, payable monthly out of the High Yield Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the High Yield Bond Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the High Yield Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.



EXAMPLE

The Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the High Yield Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $133    $415     $718     $1,579
----------------------------------

--------------------------------------------------------------------------------
18                             CNI CHARTER FUNDS

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER


City National Bank ("CNB") is the Funds' investment manager. Founded in the early 1950's, CNB is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California, 90210.



As investment manager, CNB provides the Funds with investment management services through its City National Investments division. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2000, CNB and its affiliates had approximately $18.0 billion in assets under administration, which includes $6.7 billion in assets under management.


CNB receives for its investment management services a fee at the annual rate of 0.65% of average daily net assets of the Large Cap Growth Fund, 0.62% of average daily net assets of the Large Cap Value Fund, 0.85% of average daily net assets of the Technology Growth Fund, 0.40% of average daily net assets of the Corporate Bond Fund, 0.43% of average daily net assets of the Government Bond Fund, 0.27% of average daily net assets of the California Tax Exempt Bond Fund and 0.75% of average daily net assets of the High Yield Bond Fund.


All investment decisions for each of the Funds other than the High Yield Bond Fund are made by a team of City National investment professionals, all of whom take an active part in the decisionmaking process. The Large Cap Growth Fund, the Large Cap Value Fund and the Technology Growth Fund are each managed by City National's Equity Team. The Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund are each managed by City National's Fixed Income Team.



SUB-ADVISOR



Credit Suisse Asset Management, LLC ("CSAM") currently serves as the High Yield Bond Fund's sub-advisor, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with CNB. CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of September 30, 2000, Credit Suisse Asset Management had global assets under management of approximately $300 billion, of which approximately $100 billion was managed by CSAM. The principal business address of CSAM is 466 Lexington Avenue, New York, New York 10017.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              19

The portfolio manager of the High Yield Bond Fund is Richard J. Lindquist, a Managing Director and the head of high yield at CSAM. He joined CSAM in 1995 as a result of the acquisition of CS First Boston Investment Management, which he joined in 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and T. Rowe Price Associates. Mr. Lindquist won the Lipper Analytical Services Award for the best-performing fixed income mutual fund in 1988 and 1993. He holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business. Mr. Lindquist is a Chartered Financial Analyst.


Under current law, the appointment of a new sub-advisor generally would require the approval of the High Yield Bond Fund's shareholders. Although CNB does not currently intend to replace the current sub-advisor to the High Yield Bond Fund, CNB has received an exemptive order from the Securities and Exchange Commission (the "SEC") which would permit it, subject to certain conditions required by the SEC, to replace any sub-advisor with a new sub-advisor with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, will be notified of any change of the sub-advisor to the High Yield Bond Fund and provided with information regarding the new sub-advisor. An order from the SEC granting this exemption benefits shareholders by enabling the Funds to operate in a less costly and more efficient manner. CNB has the ultimate responsibility to monitor any sub-advisors and recommend their hiring, termination and replacement. CNB may also terminate the High Yield Bond Fund's sub-advisor and assume direct responsibility for the portfolio management of that Fund with the approval of the Board of Trustees but without obtaining shareholder approval.


ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs certain sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of each Fund.

DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

SHAREHOLDER SERVICING FEES

The Funds have adopted a shareholder service plan that allows the Funds to pay fees to broker-dealers and other financial intermediaries (including the Investment Manager) for services provided to Institutional Class shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Institutional Class shares of the Funds, a portion or all of which may be received by CNB or its affiliates.

--------------------------------------------------------------------------------
20                             CNI CHARTER FUNDS

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


The following risks of the Funds referred to below are related to investment strategies that are material but not fundamental strategies of the Funds. These risks are in addition to the principal risks of the Funds discussed above. See risks described with respect to each fund under the section entitled "The Funds."


FOREIGN SECURITIES -- The Large Cap Growth Fund, the Large Cap Value Fund, the Technology Growth Fund and the High Yield Bond Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. These foreign securities may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

DEFENSIVE INVESTMENTS -- The strategies described in this prospectus are those the Funds use under normal conditions. At the discretion of each Fund's portfolio managers, we may invest up to 100% of the Fund's assets in cash or cash equivalents for temporary defensive purposes. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

SMALLER CAPITALIZED COMPANIES -- The Technology Growth Fund may invest in smaller capitalized companies. The investment manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Technology Growth Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              21

HOW TO BUY, SELL AND EXCHANGE SHARES

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares:


Shares of the Funds are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectuses. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.


HOW TO BUY SHARES

To purchase shares of a Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

HOW TO SELL SHARES


You may sell your shares only through your Authorized Institution. To sell shares of a Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds.


Normally, the Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Funds may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

--------------------------------------------------------------------------------
22                             CNI CHARTER FUNDS

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of a Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the price or net asset value ("NAV") of the relevant Funds next calculated after we receive your exchange request. To exchange shares of a Fund, you should contact your Authorized Institution.

GENERAL INFORMATION


How and when we calculate each Fund's NAV determines the price at which you will buy or sell shares. We calculate the NAV of each Fund after the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.



If we receive your purchase, redemption or exchange order from your Authorized Institution before close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request by an earlier time in order for your request to your Authorized Institution to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Funds before close of trading on the NYSE.


HOW WE CALCULATE NAV


NAV for one share of a Fund is the value of that share's portion of the net assets (I.E., assets less liabilities) of that Fund. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of each Fund's investments on its market value, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. If market prices are unavailable or considered to be unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. More details about how we calculate the NAV for each Fund are in the SAI.


PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Funds may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Funds on behalf of its customers. Contact your Authorized Institution for more information.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              23

DIVIDENDS AND TAXES

DIVIDENDS

For the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund, we will declare investment income daily and distribute it monthly as a dividend to shareholders. For the Large Cap Growth Fund, the Large Cap Value Fund and the Technology Growth Fund, we will declare and distribute investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Following their fiscal year end (September 30), the Funds may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gain distributions in additional full or fractional shares, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from a Fund may be taxable whether or not you reinvest them in the Funds. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify

--------------------------------------------------------------------------------
24                             CNI CHARTER FUNDS
whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

If you plan to purchase shares of a Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

The California Tax Exempt Bond Fund intends to continue paying what the Internal Revenue Service (the "IRS") calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If that Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal income tax, to the extent that that Fund derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

More information about taxes is in the SAI.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              25

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds financial performance. Information for the period ending
September 30, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' 2000 Annual Report (available upon request; see the back cover of this prospectus). Information presented in the financial highlights tables is for an Institutional Class share outstanding throughout each period. The total return figures in the tables represent the rate an investor would have earned (or lost) on an Institutional Class investment in each Fund (assuming reinvestment of all dividends and distributions). Because the Institutional Class shares of the Technology Growth Fund had not been available for public purchase at September 30, 2000, no financial highlights have been presented for that Fund.


                                Large Cap             Large Cap
                               Growth Fund            Value Fund
                           Institutional Class,  Institutional Class,
                               period ended          period ended
                            Sept. 30, 2000(1)     Sept. 30, 2000(2)
---------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $ 10.00                $ 10.00
---------------------------------------------------------------------
Net Investment
  Income/(Loss)                    (0.02)                  0.06
Net Realized and
  Unrealized
  Gains/(Losses) on
  Securities                       (0.61)                  0.04
Distributions from Net
  Investment Income                   --                  (0.06)
---------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $  9.37                $ 10.04
---------------------------------------------------------------------
TOTAL RETURN                       (6.30%)                 0.99%

Net Assets End of Period
  (000's)                        $21,639                $29,344
Ratio of Expenses to
  Average Net Assets (7)            1.05%                  1.00%
Ratio of Net Income to
  Average Net Assets (7)           (0.31%)                 0.87%
Ratio of Expenses to
  Average Net Assets
  (Excluding
  Waivers) (7)                      1.16%                  1.12%
Portfolio Turnover Rate               51%                    38%



(1) Large Cap Growth Fund Institutional Class shares commenced operations on January 14, 2000.
(2) Large Cap Value Fund Institutional Class shares commenced operations on January 14, 2000.
(3) Corporate Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(4) Government Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(5) California Tax Exempt Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(6) High Yield Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(7)  Annualized.


--------------------------------------------------------------------------------
26                             CNI CHARTER FUNDS

                                                                            California
                                Corporate             Government            Tax Exempt            High Yield
                                Bond Fund             Bond Fund             Bond Fund             Bond Fund
                           Institutional Class,  Institutional Class,  Institutional Class,  Institutional Class,
                               period ended          period ended          period ended          period ended
                            Sept. 30, 2000(3)     Sept. 30, 2000(4)     Sept. 30, 2000(5)     Sept. 30, 2000(6)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $ 10.00                $ 10.00               $ 10.00               $10.00
-----------------------------------------------------------------------------------------------------------------
Net Investment
  Income/(Loss)                     0.42                   0.38                  0.32                 0.64
Net Realized and
  Unrealized
  Gains/(Losses) on
  Securities                        0.14                   0.17                  0.22                (0.24)
Distributions from Net
  Investment Income                (0.42)                 (0.38)                (0.32)               (0.64)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $ 10.14                $ 10.17               $ 10.22               $ 9.76
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                        5.76%                  5.64%                 5.43%                4.21%

Net Assets End of Period
  (000's)                        $22,711                $11,233               $11,638               $9,877
Ratio of Expenses to
  Average Net Assets (7)            0.75%                  0.70%                 0.50%                1.00%
Ratio of Net Income to
  Average Net Assets (7)            6.09%                  5.49%                 4.50%                9.41%
Ratio of Expenses to
  Average Net Assets
  (Excluding
  Waivers) (7)                      0.91%                  0.97%                 0.79%                1.31%
Portfolio Turnover Rate                6%                    21%                   49%                   5%



(1) Large Cap Growth Fund Institutional Class shares commenced operations on January 14, 2000.
(2) Large Cap Value Fund Institutional Class shares commenced operations on January 14, 2000.
(3) Corporate Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(4) Government Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(5) California Tax Exempt Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(6) High Yield Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(7)  Annualized.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              27

IMPORTANT TERMS TO KNOW


QUALITY means the credit rating given to a security by a nationally recognized statistical rating organization.



YIELD means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.



EFFECTIVE YIELD means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.



DURATION measures the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.



The S&P 500/BARRA Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. The index is designed so that approximately 50% of the S&P 500 market capitalization is in the Growth Index.



The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. The index is designed so that approximately 50% of the S&P 500 market capitalization is in the Value Index.


--------------------------------------------------------------------------------
28                             CNI CHARTER FUNDS

FOR MORE INFORMATION

Additional information is available free of charge in the Statements of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

   SEI Investments Distribution Co.
   One Freedom Valley Drive
   Oaks, Pennsylvania 19456
   1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-800-SEC-0330;

-  on the EDGAR database on the SEC's Internet site at WWW.SEC.GOV; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at WWW.PUBLICINFO@SEC.GOV.

If you have questions about the Funds, please call  1-888-889-0799.

   The Fund's Investment Company Act file number: 811-07923.

                                                                CNI-F-000-00

                                    [LOGO]

                            CNI CHARTER FUNDS-SM-

                          Large Cap Growth Equity Fund
                          Large Cap Value Equity Fund
                            Technology Growth Fund
                             Corporate Bond Fund
                            Government Bond Fund
                        California Tax Exempt Bond Fund
                            High Yield Bond Fund

                            INSTITUTIONAL CLASS

                                 Prospectus
                           Dated January 31, 2001

-------------------------------------------------------------------------------

                                    PART A

                                PROSPECTUS FOR
                               CLASS A SHARES OF

                         LARGE CAP GROWTH EQUITY FUND
                         LARGE CAP VALUE EQUITY FUND
                        TECHNOLOGY GROWTH EQUITY FUND
                             CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                       CALIFORNIA TAX EXEMPT BOND FUND
                             HIGH YIELD BOND FUND

-------------------------------------------------------------------------------

                                  [CNI LOGO]


                         LARGE CAP GROWTH EQUITY FUND
                          LARGE CAP VALUE EQUITY FUND
                            TECHNOLOGY GROWTH FUND
                              CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                        CALIFORNIA TAX EXEMPT BOND FUND
                              HIGH YIELD BOND FUND

                                   Class A

                                  Prospectus
                             Dated January 31, 2001


                              Investment Manager:
                            CITY NATIONAL INVESTMENTS
                       A division of City National Bank

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE FUNDS
   Large Cap Growth Equity Fund (the "Large Cap Growth          1
     Fund").................................................
   Large Cap Value Equity Fund (the "Large Cap Value            3
     Fund").................................................
   Technology Growth Fund (the "Technology Growth Fund")....    5
   Corporate Bond Fund (the "Corporate Bond Fund")..........    8
   Government Bond Fund (the "Government Bond Fund")........   10
   California Tax Exempt Bond Fund (the "California Tax        12
     Exempt Bond Fund").....................................
   High Yield Bond Fund (the "High Yield Bond Fund")........   15

MANAGEMENT OF THE FUNDS.....................................   18

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS..........   21

HOW TO BUY, SELL AND EXCHANGE SHARES........................   22

DIVIDENDS AND TAXES.........................................   24

FINANCIAL HIGHLIGHTS........................................   26

IMPORTANT TERMS TO KNOW.....................................   28

FOR MORE INFORMATION ................................. BACK COVER


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENTS OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Class A shares of the Large Cap Growth Fund, the Large Cap Value Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund (each a "Fund" and together, the "Funds"). Class A shares are intended for individual investors, partnerships, corporations, and other accounts that have diversified investment needs. The Funds offer other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing fees.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS

LARGE CAP GROWTH FUND


OUR GOAL

The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth. The goal of the Large Cap Growth Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a diversified portfolio at least 65% of which consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies possessing superior management, strong market position, consistent records of increased earnings and a strong operating and financial position. Although the Large Cap Growth Fund is not an index fund, we seek to manage the portfolio's overall risk characteristics to be similar to those of the S&P 500/BARRA Growth Index. The average market capitalization of the corporations in which the Large Cap Growth Fund invests exceeds $2 billion.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND


As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. By investing in stocks, the Large Cap Growth Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Growth Fund is also subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks and are subject to risks that are not typically associated with domestic stocks.

PAST PERFORMANCE

Class A shares of the Large Cap Growth Fund were first offered for public sale on March 28, 2000. The Large Cap Growth Fund's past performance results have not been provided but will be reported once the Large Cap Growth Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               1

FEES AND EXPENSES OF THE LARGE CAP GROWTH FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Large Cap Growth Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.65%
Distribution (12b-1) Fees                        0.25%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.26%
Total Other Expenses                             0.51%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.41%

  * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Growth Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Growth Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.30%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Growth Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $144    $446     $771     $1,691
----------------------------------

--------------------------------------------------------------------------------
2                              CNI CHARTER FUNDS

LARGE CAP VALUE FUND

OUR GOALS

The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued. The goals of the Large Cap Value Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a diversified portfolio at least 65% of which consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies whose market valuations compare favorably relative to similar companies. We monitor the holdings in the Large Cap Value Fund in order to capitalize as favorably as possible on the shifting investment environment. Although the Large Cap Value Fund is not an index fund, we seek to manage the portfolio's overall risk characteristics to be similar to those of the S&P 500/BARRA Value Index. The average market capitalization of the corporations in which the Large Cap Value Fund invests exceeds $2 billion.


PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP VALUE FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. By investing in stocks, the Large Cap Value Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Value Fund is also subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks and are subject to risks that are not typically associated with domestic stocks.

PAST PERFORMANCE

Class A shares of the Large Cap Value Fund were first offered for public sale on April 13, 2000. The Large Cap Value Fund's past performance results have not been provided but will be reported once the Large Cap Value Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               3

FEES AND EXPENSES OF THE LARGE CAP VALUE FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Large Cap Value Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.62%
Distribution (12b-1) Fees                        0.25%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.25%
Total Other Expenses                             0.50%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.37%

  * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Value Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Value Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Value Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $139    $434     $750     $1,646
----------------------------------

--------------------------------------------------------------------------------
4                              CNI CHARTER FUNDS

TECHNOLOGY GROWTH FUND

OUR GOAL

The Technology Growth Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses. The goal of the Technology Growth Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio at least 65% of which consists of securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which the Technology Growth Fund's investment manager believes should benefit significantly from advances or improvements in technology. Although the Technology Growth Fund will generally invest primarily in large capitalization companies (I.E., companies with a market capitalization over $5 billion), the Technology Growth Fund may also invest a significant portion of its assets in companies with smaller capitalizations. The investment manager uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. The companies generally:

- have or are expected to develop products, processes or services that should provide significant technological advancements or improvements, and/or

- rely extensively on technology in connection with their operations or services.

The Technology Growth Fund will be diversified across a number of sectors and industries within the technology area, and will not concentrate its investments in any particular industry or group of related industries. As a result, the Technology Growth Fund may have more flexibility to invest in companies that the investment manager believes should benefit from advancements or improvements in technology in a number of industries. Nevertheless, the Technology Growth Fund may hold a significant portion of its assets in industries such as electronics, the Internet, aerospace/defense, biotechnology, computers, office/business equipment, semiconductors, fiber optics, software, telecommunications, telecommunications equipment and technology consulting.

The Technology Growth Fund may invest substantially all of its assets in common stocks. The Technology Growth Fund may also engage in futures and options transactions for hedging and risk management purposes.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               5

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY GROWTH FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Technology Growth Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

MARKET RISK -- By investing in stocks, the Technology Growth Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the Technology Growth Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Technology Growth Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Technology Growth Fund is also subject to the risk that its principal market segment, technology growth stocks, may underperform other equity market segments or the market as a whole.

TECHNOLOGY RISK -- Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon consumer and business acceptance of new technologies. Because of these risks, the value of the Technology Growth Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. As such, the Technology Growth Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

PAST PERFORMANCE

Class A shares of the Technology Growth Fund were first offered for public sale on October 23, 2000. The Technology Growth Fund's past performance results have not been provided but will be reported once the Technology Growth Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
6                              CNI CHARTER FUNDS

FEES AND EXPENSES OF THE TECHNOLOGY GROWTH FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Technology Growth Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Technology Growth Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.85%
Distribution (12b-1) Fee                         0.30%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses**                 0.24%
Total Other Expenses**                           0.49%
------------------------------------------------------
Total Annual Fund Operating Expenses***          1.64%

  * The "Management Fee" is an annual fee, payable monthly out of the Technology Growth Fund's net assets.

 **  Estimated for the current fiscal year.

*** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Technology Growth Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.50%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Technology Growth Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Technology Growth Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the Technology Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Technology Growth Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $167    $517     $892     $1,944
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               7

CORPORATE BOND FUND

OUR GOALS

The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities. The goals of the Corporate Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio of fixed income securities at least 65% of which consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. We may also purchase mortgage backed and asset backed instruments whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. We will typically invest in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, mortgage backed and asset backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of A1 or P1. We may retain a security after it has been downgraded below the minimum credit rating if we determine that it is in the best interests of the Corporate Bond Fund. The Corporate Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Corporate Bond Fund.

PRINCIPAL RISKS OF INVESTING IN THE CORPORATE BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Corporate Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Corporate Bond Fund is subject to the risk that its market segment, fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Corporate Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Corporate Bond Fund's securities. The Corporate Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Corporate Bond Fund is not a money market fund.

PAST PERFORMANCE

Class A shares of the Corporate Bond Fund were first offered for public sale on April 13, 2000. The Corporate Bond Fund's past performance results have not been provided but will be reported once the Corporate Bond Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
8                              CNI CHARTER FUNDS

FEES AND EXPENSES OF THE CORPORATE BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Corporate Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.40%
Distribution (12b-1) Fees                        0.25%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.26%
Total Other Expenses                             0.51%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.16%

  * The "Management Fee" is an annual fee, payable monthly out of the Corporate Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Corporate Bond Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Corporate Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Corporate Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $118    $368     $638     $1,409
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               9

GOVERNMENT BOND FUND

OUR GOALS

The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. government securities. The goals of the Government Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a diversified portfolio at least 65% of which consists of U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities. We may also purchase mortgage backed and asset backed instruments issued by the U.S. government or a government sponsored agency whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Government Bond Fund.


PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Government Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Government Bond Fund is subject to the risk that its market segment, government fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Government Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Government Bond Fund's securities. The Government Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Government Bond Fund is not a money market fund.

PAST PERFORMANCE

Class A shares of the Government Bond Fund were first offered for public sale on April 13, 2000. The Government Bond Fund's past performance results have not been provided but will be reported once the Government Bond Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
10                             CNI CHARTER FUNDS

FEES AND EXPENSES OF THE GOVERNMENT BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Government Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.43%
Distribution (12b-1) Fees                        0.25%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.29%
Total Other Expenses                             0.54%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.22%

  * The "Management Fee" is an annual fee, payable monthly out of the Government Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Government Bond Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 0.95%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Government Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $124    $387     $670     $1,477
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              11

CALIFORNIA TAX EXEMPT BOND FUND

OUR GOALS

The California Tax Exempt Bond Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds. The goals of the California Tax Exempt Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY


We purchase a portfolio at least 65% of which consists of investment grade intermediate term municipal bond obligations, including general obligation bonds, revenue bonds, notes and obligations from various other sectors in the municipal bond market. The California Tax Exempt Bond Fund may also invest in short term tax exempt commercial paper, floating rate notes or the shares of money market mutual funds whose objectives are consistent with those of the California Tax Exempt Bond Fund. The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high-quality municipal bonds and notes, and at least 65% of its total assets in debt securities, the interest from which is expected to be exempt from California personal income taxes. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from three to eight years. We will typically invest in issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody's of MIG1 or VMIG1 or from Standard & Poor's of SP1 or A1. We may retain a security after it has been downgraded below the minimum credit rating if we determine that it is in the best interests of the California Tax Exempt Bond Fund.


PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA TAX EXEMPT BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The California Tax Exempt Bond Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

MARKET RISK -- The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the California Tax Exempt Bond Fund is subject to the risk that its market segment, municipal debt securities, may underperform other market segments or the

--------------------------------------------------------------------------------
12                             CNI CHARTER FUNDS
markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the California Tax Exempt Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the California Tax Exempt Bond Fund's securities. The California Tax Exempt Bond Fund is not a money market fund. The California Tax Exempt Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The California Tax Exempt Bond Fund is not a money market fund.

GOVERNMENT RISK -- State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the California Tax Exempt Bond Fund's holdings.

NON-DIVERSIFICATION -- The California Tax Exempt Bond Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the California Tax Exempt Bond Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the California Tax Exempt Bond Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

PAST PERFORMANCE

Class A shares of the California Tax Exempt Bond Fund were first offered for public sale on April 13, 2000. The California Tax Exempt Bond Fund's past performance results have not been provided but will be reported once the California Tax Exempt Bond Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              13

FEES AND EXPENSES OF THE CALIFORNIA TAX EXEMPT BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the California Tax Exempt Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.27%
Distribution (12b-1) Fees                        0.25%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.27%
Total Other Expenses                             0.52%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.04%

  * The "Management Fee" is an annual fee, payable monthly out of the California Tax Exempt Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the California Tax Exempt Bond Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 0.75%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the California Tax Exempt Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE


The Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Tax Exempt Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performances. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year  3 Years  5 Years  10 Years
----------------------------------
 $106    $331     $574     $1,271
----------------------------------

--------------------------------------------------------------------------------
14                             CNI CHARTER FUNDS

HIGH YIELD BOND FUND

OUR GOAL

The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (I.E., "junk bonds"). The goal of the High Yield Bond Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase a diversified portfolio at least 65% of which consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. We may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign. We may also invest in equity securities. We seek to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, we purchase investments diversified across issuers, industries and sectors. The average maturity of the High Yield Bond Fund's investments will vary. There is no limit on the maturity or on the credit quality of any security.

PRINCIPAL RISKS OF INVESTING IN THE HIGH YIELD BOND FUND

As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The High Yield Bond Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

MARKET RISK -- The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities (such as those in which the High Yield Bond Fund primarily invests) more volatile than higher rated securities. The average maturity and duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the High Yield Bond Fund is subject to the risk that its market segment, high yield fixed income securities, may underperform other market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the High Yield Bond Fund. Changes in the financial condition of issuers could have a material adverse effect on the value of the High Yield Bond Fund's securities. The High Yield Bond Fund is not a money market fund.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              15

HIGH YIELD ("JUNK") BONDS -- Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. Junk bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

FOREIGN SECURITIES -- The High Yield Bond Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. The High Yield Bond Fund may invest in foreign securities denominated in foreign currencies, whose value may decline against the U.S. dollar.

EQUITY SECURITIES -- The value of the High Yield Bond Fund's equity investments will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

PAST PERFORMANCE

Class A shares of the High Yield Bond Fund were first offered for public sale on January 14, 2000. The Fund's past performance results have not been provided but will be reported once the Fund has been in operation for one complete calendar year (I.E., January-December).

--------------------------------------------------------------------------------
16                             CNI CHARTER FUNDS

FEES AND EXPENSES OF THE HIGH YIELD BOND FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the High Yield Bond Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the High Yield Bond Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.75%
Distribution (12b-1) Fees                        0.30%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.31%
Total Other Expenses                             0.56%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.61%

  * The "Management Fee" is an annual fee, payable monthly out of the High Yield Bond Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the High Yield Bond Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.30%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the High Yield Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the High Yield Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $164    $508     $876     $1,911
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              17

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER


City National Bank ("CNB") is the Funds' investment manager. Founded in the early 1950's, CNB is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.



As investment manager, CNB provides the Funds with investment management services through its City National Investments division. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNB currently provides investment management services to indivduals, pension and profit sharing plans, endowments and foundations. As of December 31, 2000, CNB and its affiliates had approximately $18.0 billion in assets under administration, which includes $6.7 billion in assets under management.


CNB receives for its investment management services a fee at the annual rate of 0.65% of average daily net assets of the Large Cap Growth Fund, 0.62% of average daily net assets of the Large Cap Value Fund, 0.85% of average daily net assets of the Technology Growth Fund, 0.40% of average daily net assets of the Corporate Bond Fund, 0.43% of average daily net assets of the Government Bond Fund, 0.27% of average daily net assets of the California Tax Exempt Bond Fund and 0.75% of average daily net assets of the High Yield Bond Fund.


All investment decisions for each of the Funds other than the High Yield Bond Fund are made by a team of City National investment professionals, all of whom take an active part in the decisionmaking process. The Large Cap Growth Fund, the Large Cap Value Fund and the Technology Growth Fund are each managed by City National's Equity Team. The Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund are each managed by City National's Fixed Income Team.



SUB-ADVISOR



Credit Suisse Asset Management, LLC ("CSAM") currently serves as the High Yield Bond Fund's sub-advisor, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with CNB. CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of September 30, 2000, Credit Suisse Asset Management had global assets under management of approximately $300 billion, of which approximately $100 billion was managed by CSAM. The principal business address of CSAM is 466 Lexington Avenue, New York, New York 10017.


--------------------------------------------------------------------------------
18                             CNI CHARTER FUNDS

The portfolio manager of the High Yield Bond Fund is Richard J. Lindquist, a Managing Director and the head of high yield at CSAM. He joined CSAM in 1995 as a result of the acquisition of CS First Boston Investment Management, which he joined in 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and T. Rowe Price Associates. Mr. Lindquist won the Lipper Analytical Services Award for the best-performing fixed income mutual fund in 1988 and 1993. He holds a B.S. in Finance from Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business. Mr. Lindquist is a Chartered Financial Analyst.


Under current law, the appointment of a new sub-advisor generally would require the approval of the High Yield Bond Fund's shareholders. Although CNB does not currently intend to replace the current sub-advisor to the High Yield Bond Fund, CNB has received an exemptive order from the Securities and Exchange Commission (the "SEC") which would permit it, subject to certain conditions required by the SEC, to replace any sub-advisor with a new sub-advisor with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, will be notified of any change of the sub-advisor to the High Yield Bond Fund and provided with information regarding the new sub-advisor. An order from the SEC granting this exemption benefits shareholders by enabling the Funds to operate in a less costly and more efficient manner. CNB has the ultimate responsibility to monitor any sub-advisors and recommend their hiring, termination and replacement. CNB may also terminate the High Yield Bond Fund's sub-advisor and assume direct responsibility for the portfolio management of that Fund with the approval of the Board of Trustees but without obtaining shareholder approval.


ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs certain sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of each Fund.

DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

DISTRIBUTION OF FUND SHARES

The Funds have adopted a plan (the "Plan") for their Class A shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Funds to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of their Class A shares (0.30% for the Technology Growth Fund and the High Yield Bond Fund). The Distributor may pay some or all of such distribution fees to broker-dealers and other financial intermediaries (including CNB and its affiliates) as compensation for providing distribution-related services. Although the Funds do not have a front-end load, because the distribution fees are paid out of the Funds'

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              19
assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

SHAREHOLDER SERVICING FEES

The Funds have adopted a shareholder service plan that allows the Funds to pay fees to broker-dealers and other financial intermediaries (including the Investment Manager) for services provided to Class A shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will also increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Class A shares of the Funds, a portion or all of which may be received by CNB or its affiliates.

--------------------------------------------------------------------------------
20                             CNI CHARTER FUNDS

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


The following risks of the Funds referred to below are related to investment strategies that are material but not fundamental strategies of the Funds. These risks are in addition to the principal risks of the Funds discussed above. See risks described with respect to each fund under the section entitled "The Funds."


FOREIGN SECURITIES -- The Large Cap Growth Fund, the Large Cap Value Fund, the Technology Growth Fund and the High Yield Bond Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. These foreign securities may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

DEFENSIVE INVESTMENTS -- The strategies described in this prospectus are those the Funds use under normal conditions. At the discretion of each Fund's portfolio managers, we may invest up to 100% of the Fund's assets in cash or cash equivalents for temporary defensive purposes. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

SMALLER CAPITALIZED COMPANIES -- The Technology Growth Fund may invest in smaller capitalized companies. The investment manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Technology Growth Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              21

HOW TO BUY, SELL AND EXCHANGE SHARES

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares:


Shares of the Funds are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectuses. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.


HOW TO BUY SHARES

To purchase shares of a Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

HOW TO SELL SHARES


You may sell your shares only through your Authorized Institution. To sell shares of a Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds.


Normally, the Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Funds may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

--------------------------------------------------------------------------------
22                             CNI CHARTER FUNDS

HOW TO EXCHANGE SHARES

You may exchange Class A shares of a Fund for Class A shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the price or net asset value ("NAV") of the relevant Funds next calculated after we receive your exchange request. To exchange shares of a Fund, you should contact your Authorized Institution.

GENERAL INFORMATION


How and when we calculate each Fund's NAV determines the price at which you will buy or sell shares. We calculate the NAV of each Fund after the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.



If we receive your purchase, redemption or exchange order from your Authorized Institution before close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Funds before close of trading on the NYSE.


HOW WE CALCULATE NAV


NAV for one share of a Fund is the value of that share's portion of the net assets (I.E., assets less liabilities) of that Fund. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of each Fund's investments on its market value, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. If market prices are unavailable or considered to be unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. More details about how we calculate the NAV for each Fund are in the SAI.


PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Funds may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Funds on behalf of its customers. Contact your Authorized Institution for more information.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              23

DIVIDENDS AND TAXES

DIVIDENDS

For the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund, we will declare investment income daily and distribute it monthly as a dividend to shareholders. For the Large Cap Growth Fund, the Large Cap Value Fund and the Technology Growth Fund, we will declare and distribute investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Following their fiscal year end (September 30), the Funds may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gain distributions in additional full or fractional shares, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from a Fund may be taxable whether or not you reinvest them in the Funds. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify

--------------------------------------------------------------------------------
24                             CNI CHARTER FUNDS
whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

If you plan to purchase shares of a Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

The California Tax Exempt Bond Fund intends to continue paying what the Internal Revenue Service (the "IRS") calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If that Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal income tax, to the extent that that Fund derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

More information about taxes is in the SAI.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              25

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance. Information for the period ending
September 30, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' 2000 Annual Report (available upon request; see the back cover of this prospectus). Information presented in the financial highlights tables is for a Class A share outstanding throughout each period. The total return figures in the tables represent the rate an investor would have earned (or lost) on a Class A investment in each Fund (assuming reinvestment of all dividends and distributions). Because the Class A shares of the Technology Growth Fund had not been available for public purchase at September 30, 2000, no financial highlights have been presented for that Fund.


                            Large Cap Growth    Large Cap Value
                             Fund Class A,       Fund Class A,
                              period ended        period ended
                           Sept. 30, 2000(1)   Sept. 30, 2000(2)
-----------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $ 10.70             $ 9.55
-----------------------------------------------------------------
Net Investment
  Income/(Loss)                    (0.01)              0.03
Net Realized and
  Unrealized
  Gains/(Losses) on
  Securities                       (1.34)              0.49
Distributions from Net
  Investment Income                   --              (0.03)
-----------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $  9.35             $10.04
-----------------------------------------------------------------
TOTAL RETURN                      (12.62%)             5.48%

Net Assets End of Period
  (000's)                        $   592             $  732
Ratio of Expenses to
  Average Net Assets(7)             1.30%              1.25%
Ratio of Net Income to
  Average Net Assets(7)            (0.56%)             0.62%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)(7)            1.41%              1.37%
Portfolio Turnover Rate               51%                38%



(1)  Large Cap Growth Fund Class A shares commenced operations on March 28,
     2000.
(2)  Large Cap Value Fund Class A shares commenced operations on April 13, 2000.
(3)  Corporate Bond Fund Class A shares commenced operations on April 13, 2000.
(4)  Government Bond Fund Class A shares commenced operations on April 13, 2000.
(5)  California Bond Fund Class A shares commenced operations on April 13, 2000.
(6)  High Yield Bond Fund Class A shares commenced operations on January 14,
     2000.
(7)  Annualized.


--------------------------------------------------------------------------------
26                             CNI CHARTER FUNDS

                                                                   California Tax
                             Corporate Bond     Government Bond      Exempt Bond      High Yield Bond
                             Fund Class A,       Fund Class A,      Fund Class A,      Fund Class A,
                              period ended       period ended       period ended       period ended
                           Sept. 30, 2000(3)   Sept. 30, 2000(4)  Sept. 30, 2000(5)  Sept. 30, 2000(6)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $10.06              $10.06            $10.10              $10.00
------------------------------------------------------------------------------------------------------
Net Investment
  Income/(Loss)                    0.31                0.23              0.20                0.62
Net Realized and
  Unrealized
  Gains/(Losses) on
  Securities                       0.07                0.10              0.12               (0.24)
Distributions from Net
  Investment Income               (0.31)              (0.23)            (0.20)              (0.62)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $10.13              $10.16            $10.22              $ 9.76
------------------------------------------------------------------------------------------------------
TOTAL RETURN                       3.81%               3.37%             3.20%               3.94%

Net Assets End of Period
  (000's)                        $  424              $   49            $    1              $1,043
Ratio of Expenses to
  Average Net Assets(7)            1.00%               0.95%             0.75%               1.30%
Ratio of Net Income to
  Average Net Assets(7)            5.84%               5.24%             4.25%               9.11%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)(7)           1.16%               1.22%             1.04%               1.61%
Portfolio Turnover Rate               6%                 21%               49%                  5%



(1)  Large Cap Growth Fund Class A shares commenced operations on March 28,
     2000.
(2)  Large Cap Value Fund Class A shares commenced operations on April 13, 2000.
(3)  Corporate Bond Fund Class A shares commenced operations on April 13, 2000.
(4)  Government Bond Fund Class A shares commenced operations on April 13, 2000.
(5)  California Bond Fund Class A shares commenced operations on April 13, 2000.
(6)  High Yield Bond Fund Class A shares commenced operations on January 14,
     2000.
(7)  Annualized.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              27

IMPORTANT TERMS TO KNOW


QUALITY means the credit rating given to a security by a nationally recognized statistical rating organization.



YIELD means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.



EFFECTIVE YIELD means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.



DURATION measures the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.



The S&P 500/BARRA Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. The index is designed so that approximately 50% of the S&P 500 market capitalization is in the Growth Index.



The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. The index is designed so that approximately 50% of the S&P 500 market capitalization is in the Value Index.


--------------------------------------------------------------------------------
28                             CNI CHARTER FUNDS

FOR MORE INFORMATION

Additional information is available free of charge in the Statements of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

   SEI Investments Distribution Co.
   One Freedom Valley Drive
   Oaks, Pennsylvania 19456
   1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-800-SEC-0330;

-  on the EDGAR database on the SEC's Internet site at WWW.SEC.GOV; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at WWW.PUBLICINFO@SEC.GOV.

If you have questions about the Funds, please call  1-888-889-0799.

   The Funds' Investment Company Act file number: 811-07923.

                                                                CNI-F-000-00

                                    [LOGO]

                            CNI CHARTER FUNDS-SM-

                          Large Cap Growth Equity Fund
                          Large Cap Value Equity Fund
                            Technology Growth Fund
                             Corporate Bond Fund
                            Government Bond Fund
                        California Tax Exempt Bond Fund
                            High Yield Bond Fund

                                  CLASS A

                                 Prospectus
                           Dated January 31, 2001

-------------------------------------------------------------------------------

                                    PART A

                                PROSPECTUS FOR
                        INSTITUTIONAL CLASS SHARES OF

                               PRIME MONEY FUND
                             GOVERNMENT MONEY FUND
                       CALIFORNIA TAX EXEMPT MONEY FUND

-------------------------------------------------------------------------------

                                  [CNI LOGO]


                            PRIME MONEY MARKET FUND
                         GOVERNMENT MONEY MARKET FUND
                     CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                             Institutional Class

                                  Prospectus
                           Dated January 31, 2001

                             Investment Manager:
                          CITY NATIONAL INVESTMENTS
                       A division of City National Bank


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS AND OTHER SECURITIES INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE FUNDS
   Prime Money Market Fund (the "Prime Money Fund").........    1
   Government Money Market Fund (the "Government Money          4
     Fund").................................................
   California Tax Exempt Money Market Fund (the "California     7
     Money Fund")...........................................

MANAGEMENT OF THE FUNDS.....................................   11

HOW TO BUY, SELL AND EXCHANGE SHARES........................   13

DIVIDENDS AND TAXES.........................................   15

FINANCIAL HIGHLIGHTS........................................   17

IMPORTANT TERMS TO KNOW.....................................   20

FOR MORE INFORMATION ................................. BACK COVER


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Institutional Class shares of the Prime Money Fund, the Government Money Fund and the California Money Fund (each a "Fund" and together, the "Funds"). Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own account or on behalf of their customers. The Funds also offer Class A and Class S shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing fees.

--------------------------------------------------------------------------------

                               CNI CHARTER FUNDS

PRIME MONEY FUND


OUR GOAL

The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value ("NAV"). The goal of the Prime Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase liquid, high quality, short-term debt securities in U.S. dollar denominated money market instruments. The securities held by the Prime Money Fund must, in our opinion, present minimal credit risk. The Prime Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

TYPES OF SECURITIES

The Prime Money Fund's principal investments are as follows:


- Commercial paper;



- Short-term corporate obligations;



- Certificates of deposit, time deposits; and


- Shares of investment companies that invest exclusively in the same types of securities as we do (up to 10% of the Prime Money Fund's total assets, with no more than 5% in any individual investment company).

Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Prime Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE PRIME MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Prime Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the Prime Money Fund.

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the Prime Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the Prime Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the Prime Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               1

DEFENSIVE INVESTMENTS -- The securities in which the Prime Money Fund invests, and the strategies described in this Prospectus, are those that the Prime Money Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Prime Money Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Prime Money Fund's investment goal.

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Institutional Class shares of the Prime Money Fund for the indicated period. Of course, the Prime Money Fund's past performance does not necessarily indicate how the Prime Money Fund will perform in the future.

This bar chart shows the performance of the Prime Money Fund's Institutional Class shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.67%
2000  5.94%

Best Quarter 1.53% (9/30/00) Worst Quarter 1.08% (6/30/99)


This table shows the Prime Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year    (3/23/1998)
-------------------------------------------------------------------

Prime Money Fund                            5.94%          5.23%
-------------------------------------------------------------------


Call 1-888-889-0799 for the Prime Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
2                              CNI CHARTER FUNDS

FEES AND EXPENSES OF THE PRIME MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Prime Money Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Prime Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.25%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.21%
Total Other Expenses                             0.46%
------------------------------------------------------
Total Annual Fund Operating Expenses **          0.71%

  * The "Management Fee" is an annual fee, payable monthly out of the Prime Money Fund's net assets.

 ** The investment manager contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses at or below 0.63% for the period prior to March 31, 2001. Following that date, the investment manager has voluntarily agreed to limit its fees or reimburse the Prime Money Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 0.63%. For the past year, after reductions and reimbursements, shareholders paid actual Total Annual Fund Operating Expenses of 0.63%. Any waiver of fees or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Prime Money Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Institutional Class shares of the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $ 64    $219     $387     $  876
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               3

GOVERNMENT MONEY FUND

OUR GOALS

The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a $1.00 per share NAV. The goals of the Government Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGIES


We purchase liquid, high quality, short-term U.S. government bonds and notes. The securities held by the Government Money Fund must, in our opinion, present minimal credit risk. The Government Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.


Using a top-down strategy and bottom-up security selection, we seek securities with an acceptable maturity that are marketable and liquid and offer competitive yields. We also consider factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Government Money Fund as a whole.

TYPES OF SECURITIES

The Government Money Fund invests primarily in money market instruments including:

- U.S. Treasury Obligations;

- Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and

- Repurchase agreements involving these obligations.

Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Government Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Government Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the Government Money Fund.

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the Government Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

--------------------------------------------------------------------------------
4                              CNI CHARTER FUNDS

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the Government Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the Government Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.

DEFENSIVE INVESTMENTS -- The securities in which the Government Money Fund invests, and the strategies described in this Prospectus, are those that the Government Money Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Government Money Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Government Money Fund's investment goals.

PAST PERFORMANCE

Institutional Class shares of the Government Money Fund were first offered for public sale on April 3, 2000. The past performance results of the Government Money Fund's Institutional Class shares have not been provided but will be reported once the Government Money Fund has been in operation for one complete calendar year (I.E., January-December).
The bar chart and the performance table provided below are for the Class A shares of the Government Money Fund, which are not offered in this prospectus. The Institutional Class shares of the Government Money Fund would have slightly higher annual returns in spite of the fact that the shares are invested in the same portfolio of securities because the classes do not have the same expenses. The returns below illustrate some of the risks and volatility of an investment in the Government Money Fund. Of course, the Government Money Fund's past performance does not necessarily indicate how the Government Money Fund will perform in the future.

This bar chart shows the performance of the Government Money Fund's Class A shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  5.64%

Best Quarter 1.46% (12/31/00) Worst Quarter 1.26% (3/31/00)


This table shows the Government Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year    (6/21/1999)
-------------------------------------------------------------------

Government Money Fund                       5.64%          5.27%
-------------------------------------------------------------------


Call 1-888-889-0799 for the Government Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               5

FEES AND EXPENSES OF THE GOVERNMENT MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Government Money Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Government Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.26%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.17%
Total Other Expenses                             0.42%
------------------------------------------------------
Total Annual Fund Operating Expenses**           0.68%

  * The "Management Fee" is an annual fee, payable monthly out of the Government Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Government Money Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 0.63%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the Government Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Institutional Class shares of the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $ 69    $218     $379     $  847
----------------------------------

--------------------------------------------------------------------------------
6                              CNI CHARTER FUNDS

CALIFORNIA MONEY FUND

OUR GOALS

The California Money Fund is a tax exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the California Money Fund seeks to maintain a $1.00 per share NAV. The goals of the California Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGIES


We purchase liquid, high quality, short-term California municipal money market securities. We invest at least 80% of the California Money Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal income tax and which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). This may mean that, although we do not intend to, up to 20% of the securities we may invest in may be subject to the AMT. We invest at least 65% of the California Money Fund's net assets in municipal obligations, the interest on which is exempt from California personal income tax. The securities held by the California Money Fund must, in our opinion, present minimal credit risk. The California Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.


TYPES OF SECURITIES

The California Money Fund invests primarily in money market instruments including:

- Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;

- Municipal obligations that pay interest which is expected to be exempt from California personal income taxes; and


- High quality municipal bonds, notes and tax exempt commercial paper. High quality bonds are those rated within the two highest grades by nationally recognized statistical rating organizations such as Standard & Poor's Ratings Group and/or Moody's Investors Services, or equivalent quality for unrated securities.


Please review the SAI for more detailed descriptions of these principal investments and other securities in which the California Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the California Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the California Money Fund.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               7

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the California Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

CALIFORNIA RISK FACTORS -- The California Money Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. Because the California Money Fund concentrates its investments in California municipal securities, the California Money Fund is vulnerable to economic, political or other developments that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds. These may include legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer.

TAXES -- Although one of the California Money Fund's goals is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the California Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the California Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.


DEFENSIVE INVESTMENTS -- At the discretion of the investment manager or sub-advisor to the California Money Fund, the California Money Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities for temporary liquidity or defensive purposes. Such a stance may help the California Money Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the California Money Fund may not achieve its investment goals.


--------------------------------------------------------------------------------
8                              CNI CHARTER FUNDS

PAST PERFORMANCE

Institutional Class shares of the California Money Fund were first offered for public sale on April 3, 2000. The past performance results of the California Money Fund's Institutional Class shares have not been provided but will be reported once the California Money Fund has been in operation for one complete calendar year (I.E., January-December).
The bar chart and the performance table provided below are for the Class A shares of the California Money Fund, which are not offered in this prospectus. The Institutional Class shares of the California Money Fund would have slightly higher annual returns in spite of the fact that the shares are invested in the same portfolio of securities because the classes do not have the same expenses. The returns below illustrate some of the risks and volatility of an investment in the California Money Fund. Of course, the California Money Fund's past performance does not necessarily indicate how the California Money Fund will perform in the future.

This bar chart shows the performance of the California Money Fund's Class A shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  2.88%

Best Quarter 0.81% (6/30/00) Worst Quarter 0.54% (3/31/00)


This table shows the California Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year    (6/21/1999)
-------------------------------------------------------------------

California Money Fund                       2.88%          2.70%
-------------------------------------------------------------------


Call 1-888-889-0799 for the California Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               9

FEES AND EXPENSES OF THE CALIFORNIA MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the California Money Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the California Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.27%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.22%
Total Other Expenses                             0.47%
------------------------------------------------------
Total Annual Fund Operating Expenses**           0.74%


  * The "Management Fee" is an annual fee, payable monthly out of the California Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the California Money Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 0.55%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the California Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.



EXAMPLE

The Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Institutional Class shares of the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $ 76    $237     $411     $  918
----------------------------------

--------------------------------------------------------------------------------
10                             CNI CHARTER FUNDS

MANAGEMENT OF THE FUNDS


INVESTMENT MANAGER



City National Bank ("CNB") is the Funds' investment manager. Founded in the early 1950's, CNB is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.



As investment manager, CNB provides the Funds with investment management services through its City National Investments division. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2000, CNB and its affiliates had approximately $18.0 billion in assets under administration, which includes $6.7 billion in assets under management.


CNB receives a fee for its investment management services at an annual rate of 0.25% of average annual net assets of the Prime Money Fund, 0.26% of average annual net assets of the Government Money Fund and 0.27% of average annual net assets of the California Money Fund.


All investment decisions for the Prime Money Fund are made by City National's Fixed Income Team of investment professionals, all of whom take an active part in the decision making process.



SUB-ADVISORS



Wellington Management Company, LLP ("Wellington Management") currently serves as the Government Money Fund's sub-advisor pursuant to a sub-advisory agreement between the investment manager and Wellington Management. Under the sub-advisory agreement, Wellington Management provides investment advisory and portfolio management services to the Government Money Fund. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of December 31, 2000, Wellington Management had discretionary management authority with respect to over $274 billion in assets.



Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the California Money Fund's sub-advisor pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the California Money Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WP&G has been active in managing portfolios of tax exempt securities. As of December 31, 2000, WP&G has assets under management totaling over $18.675 billion.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              11

Under current law, the appointment of a new sub-advisor generally would require the approval of a Fund's shareholders. Although CNB does not currently intend to replace any of the current sub-advisors, CNB has received an exemptive order from the Securities and Exchange Commission (the "SEC"). This order would permit CNB, subject to certain conditions required by the SEC, to replace any sub-advisor to the Government Money Fund or the California Money Fund, respectively, with a new sub-advisor with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders, however, will be notified of any change in any of the sub-advisors and be provided with information regarding any new sub-advisor. An order from the SEC granting this exemption benefits shareholders by enabling the Funds to operate in a less costly and more efficient manner. CNB has the ultimate responsibility to monitor the sub-advisors and recommend their hiring, termination and replacement. CNB may also terminate any sub-advisor and assume direct responsibility for the portfolio management of that Fund with the approval of the Board of Trustees but without obtaining shareholder approval.


ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

SHAREHOLDER SERVICING FEES


The Funds have adopted a shareholder service plan that allows the Funds to pay fees to broker-dealers and other financial intermediaries (including the Investment Manager) for services provided to Institutional Class shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Institutional Class shares of the Funds, a portion or all of which may be received by CNB or any of its affiliates.


--------------------------------------------------------------------------------
12                             CNI CHARTER FUNDS

HOW TO BUY, SELL AND EXCHANGE SHARES

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares.


Shares of the Funds are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectuses. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.


HOW TO BUY SHARES

To purchase shares of a Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

HOW TO SELL SHARES


You may sell your shares only through your Authorized Institution. To sell shares of a Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds.


Normally, the Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Funds may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              13

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of a Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the price or net asset value ("NAV") of the relevant Funds next calculated after we receive your exchange request. To exchange shares of a Fund, you should contact your Authorized Institution.

GENERAL INFORMATION


How and when we calculate each Fund's NAV determines the price at which you will buy or sell shares. NAV calculations are made once each day, usually by 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and by 2:00 p.m. Eastern time for the California Money Fund. Shares may be purchased or sold on any day that the NYSE and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.



If we receive your purchase, redemption or exchange order from your Authorized Institution before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund, we will price your order at that day's NAV. If we receive your order after these times, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Funds before the trading deadline.


HOW WE CALCULATE NAV


NAV for one share of a Fund is the value of that share's portion of the net assets (I.E., assets less liabilities) of that Fund. Shares of each Fund are priced at NAV, which is expected to remain constant at $1.00. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. Securities are valued at amortized cost, which is expected to approximate market value. More details about how we calculate the NAV for each Fund are in the SAI.


PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Funds may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Funds on behalf of its customers. Contact your Authorized Institution for more information.

--------------------------------------------------------------------------------
14                             CNI CHARTER FUNDS

DIVIDENDS AND TAXES

DIVIDENDS

We will declare dividends each day the NAV is calculated, pay dividends monthly, and pay net capital gain, if any, at least once a year. Following their fiscal year end (September 30), the Funds may make additional distributions to avoid the imposition of a tax.

Your dividends begin to accrue on the day of purchase for shares bought before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund. Your dividends begin to accrue on the following day for shares purchased after these cut-off times. We will not credit you with dividends for shares on the day you sell them.

We will automatically reinvest your dividends and capital gain distributions in additional full or fractional shares, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from a Fund may be taxable whether or not you reinvest them in the Funds. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              15

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

The California Money Fund intends to continue paying what the Internal Revenue Service (the "IRS") calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If that Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal and California income tax, to the extent that it derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

More information about taxes is in the SAI.

--------------------------------------------------------------------------------
16                             CNI CHARTER FUNDS

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance. Information for the periods ending
October 31, 1999 and September 30, 2000 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' 2000 Annual Report (available upon request; see the back cover of this prospectus). Information for the year ended October 31, 1998 was audited by other independent auditors, whose report is not included here. Information presented in the financial highlights is for an Institutional Class share outstanding throughout each period. The total return figures in the tables represent the rate an investor would have earned on an Institutional Class investment in each Fund during the period (assuming reinvestment of all dividends and distributions).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              17

                             Prime Money Fund      Prime Money Fund
                           Institutional Class,  Institutional Class,
                               period ended          period ended
                              Sept. 30, 2000        Oct. 31, 1999
---------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $   1.00              $   1.00
---------------------------------------------------------------------
Net Investment Income               0.051                 0.045
Distributions from Net
  Investment Income                (0.051)               (0.045)
---------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $   1.00              $   1.00
---------------------------------------------------------------------
TOTAL RETURN                         5.24%                 4.61%

Net Assets End of Period
  (000's)                        $201,688              $137,659
Ratio of Expenses to
  Average Net Assets (4)             0.63%                 0.63%
Ratio of Net Income to
  Average Net Assets (4)             5.62%(5)              4.51%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers) (4)            0.71%                 0.79%



(1) Prime Money Fund Institutional Class shares commenced operations on March 23, 1998.
(2) Government Money Fund Institutional Class Shares commenced operations on April 3, 2000.
(3) California Money Fund Institutional Class Shares commenced operations on April 3, 2000.
(4) Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(5)  Annualized.


--------------------------------------------------------------------------------
18                             CNI CHARTER FUNDS

                             Prime Money Fund    Government Money Fund  California Money Fund
                           Institutional Class,  Institutional Class,   Institutional Class,
                               period ended          period ended           period ended
                             Oct. 31, 1998(1)      Sept. 30, 2000(2)      Sept. 30, 2000(3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $   1.00               $  1.00                $ 1.00
---------------------------------------------------------------------------------------------
Net Investment Income               0.029                 0.029                 0.016
Distributions from Net
  Investment Income                (0.029)               (0.029)               (0.016)
---------------------------------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $   1.00               $  1.00                $ 1.00
---------------------------------------------------------------------------------------------
TOTAL RETURN                         3.11%                 2.90%                 1.64%

Net Assets End of Period
  (000's)                        $133,428               $27,849                $6,825
Ratio of Expenses to
  Average Net Assets (4)             0.63%                 0.63%                 0.55%
Ratio of Net Income to
  Average Net Assets (4)             4.99%                 5.84%                 3.29%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers) (4)            0.78%                 0.68%                 0.74%



(1) Prime Money Fund Institutional Class shares commenced operations on March 23, 1998.
(2) Government Money Fund Institutional Class Shares commenced operations on April 3, 2000.
(3) California Money Fund Institutional Class Shares commenced operations on April 3, 2000.
(4) Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(5)  Annualized.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              19

IMPORTANT TERMS TO KNOW


LIQUIDITY means the ability to turn investments into cash.



QUALITY means the credit rating given to a security by a nationally recognized rating organization.



YIELD means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.



EFFECTIVE YIELD means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.


--------------------------------------------------------------------------------
20                             CNI CHARTER FUNDS

FOR MORE INFORMATION

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' investments during its last fiscal year. Additional information about the Funds' performance is available in the Funds' Annual and Semi-Annual Reports. To receive a free copy of this Prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please contact:

   SEI Investments Distribution Co.
   One Freedom Valley Drive
   Oaks, Pennsylvania 19456
   1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at WWW.SEC.GOV; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at PUBLICINFO@SEC.GOV.

FOR THE CURRENT SEVEN-DAY YIELD, OR IF YOU HAVE QUESTIONS ABOUT THE FUNDS, PLEASE CALL 1-888-889-0799.

   The Fund's Investment Company Act file number: 811-07923.

                                                                CNI-F-000-01

                                    [LOGO]

                            CNI CHARTER FUNDS-SM-

                           PRIME MONEY MARKET FUND

                        GOVERNMENT MONEY MARKET FUND

                            CALIFORNIA TAX EXEMPT
                              MONEY MARKET FUND

                             INSTITUTIONAL CLASS

                                 Prospectus
                           Dated January 31, 2001

-------------------------------------------------------------------------------

                                    PART A

                       STATEMENT OF ADDITIONAL INFORMATION
                                      OF

                               PRIME MONEY FUND
                             GOVERNMENT MONEY FUND
                       CALIFORNIA TAX EXEMPT MONEY FUND

-------------------------------------------------------------------------------

                                  [CNI LOGO]


                            PRIME MONEY MARKET FUND
                         GOVERNMENT MONEY MARKET FUND
                     CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                                   Class A

                                  Prospectus
                           Dated January 31, 2001

                             Investment Manager:
                          CITY NATIONAL INVESTMENTS
                       A division of City National Bank


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE FUNDS
   Prime Money Market Fund (the "Prime Money Fund").........    1
   Government Money Market Fund (the "Government Money          4
     Fund").................................................
   California Tax Exempt Money Market Fund (the "California     7
     Money Fund")...........................................

MANAGEMENT OF THE FUNDS.....................................   11

HOW TO BUY, SELL AND EXCHANGE SHARES........................   13

DIVIDENDS AND TAXES.........................................   15

FINANCIAL HIGHLIGHTS........................................   17

IMPORTANT TERMS TO KNOW.....................................   20

FOR MORE INFORMATION ................................. BACK COVER


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Class A shares of the Prime Money Fund, the Government Money Fund and the California Money Fund (each a "Fund" and together, the "Funds"). Class A shares are intended for individual investors, partnerships, corporations and other accounts that have short-term investment needs. The Funds also offer Institutional Class and Class S shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing fees.

--------------------------------------------------------------------------------

                               CNI CHARTER FUNDS

PRIME MONEY FUND


OUR GOAL

The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value ("NAV"). The goal of the Prime Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase liquid, high quality, short-term debt securities in U.S. dollar denominated money market instruments. The securities held by the Prime Money Fund must, in our opinion, present minimal credit risk. The Prime Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

TYPES OF SECURITIES

The Prime Money Fund's principal investments are as follows:


- Commercial paper;



- Short-term corporate obligations;



- Certificates of deposit, time deposits; and


- Shares of investment companies that invest exclusively in the same types of securities as we do (up to 10% of the Prime Money Fund's total assets, with no more than 5% in any individual investment company).

Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Prime Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE PRIME MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Prime Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the Prime Money Fund.

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the Prime Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the Prime Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the Prime Money Fund's yield will typically rise, but not as quickly as market rates.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               1

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.

DEFENSIVE INVESTMENTS -- The securities in which the Prime Money Fund invests, and the strategies described in this Prospectus, are those that the Prime Money Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Prime Money Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Prime Money Fund's investment goal.

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class A shares of the Prime Money Fund for the indicated period. Of course, the Prime Money Fund's past performance does not necessarily indicate how the Prime Money Fund will perform in the future. This bar chart shows the performance of the Prime Money Fund's Class A shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  5.70%

Best Quarter 1.47% (9/30/00) Worst Quarter 1.27% (3/31/00)


This table shows the Prime Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year   (10/18/1999)
-------------------------------------------------------------------

Prime Money Fund                            5.70%          5.58%
-------------------------------------------------------------------


Call 1-888-889-0799 for the Prime Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
2                              CNI CHARTER FUNDS

FEES AND EXPENSES OF THE PRIME MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Prime Money Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Prime Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.25%
Distribution (12b-1) Fee                         0.50%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.21%
Total Other Expenses                             0.46%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.21%

  * The "Management Fee" is an annual fee, payable monthly out of the Prime Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Prime Money Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 0.85%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the Prime Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Class A shares of the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $123    $384     $665     $1,466
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               3

GOVERNMENT MONEY FUND

OUR GOALS

The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a $1.00 per share NAV. The goals of the Government Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGIES


We purchase liquid, high quality short-term U.S. government bonds and notes. The securities held by the Government Money Fund must, in our opinion, present minimal credit risk. The Government Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.


Using a top-down strategy and bottom-up security selection, we seek securities with an acceptable maturity that are marketable and liquid and offer competitive yields. We also consider factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Government Money Fund as a whole.

TYPES OF SECURITIES

The Government Money Fund invests primarily in money market instruments including:

- U.S. Treasury Obligations;

- Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and

- Repurchase agreements involving these obligations.

Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Government Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Government Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the Government Money Fund.

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the Government Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

--------------------------------------------------------------------------------
4                              CNI CHARTER FUNDS

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the Government Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the Government Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.

DEFENSIVE INVESTMENTS -- The securities in which the Government Money Fund invests, and the strategies described in this Prospectus, are those that the Government Money Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Government Money Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Government Money Fund's investment goals.

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class A shares of the Government Money Fund for the indicated period. Of course, the Government Money Fund's past performance does not necessarily indicate how the Government Money Fund will perform in the future.

This bar chart shows the performance of the Government Money Fund's Class A shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  5.64%

Best Quarter 1.46% (12/31/00) Worst Quarter 1.26% (3/31/00)


This table shows the Government Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year    (6/21/1999)
-------------------------------------------------------------------

Government Money Fund                       5.64%          5.27%
-------------------------------------------------------------------


Call 1-888-889-0799 for the Government Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               5

FEES AND EXPENSES OF THE GOVERNMENT MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Government Money Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Government Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.26%
Distribution (12b-1) Fee                         0.50%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.17%
Total Other Expenses                             0.42%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.18%

  * The "Management Fee" is an annual fee, payable monthly out of the Government Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Government Money Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 0.85%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the Government Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Class A shares of the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $120    $375     $649     $1,432
----------------------------------

--------------------------------------------------------------------------------
6                              CNI CHARTER FUNDS

CALIFORNIA MONEY FUND

OUR GOALS

The California Money Fund is a tax exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the California Money Fund seeks to maintain a $1.00 per share NAV. The goals of the California Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGIES


We purchase liquid, high quality, short-term California municipal money market securities. We invest at least 80% of the California Money Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal income tax and which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). This may mean that, although we do not intend to, up to 20% of the securities we may invest in may be subject to the AMT. We invest at least 65% of the California Money Fund's net assets in municipal obligations, the interest on which is exempt from California personal income tax. The securities held by the California Money Fund must, in our opinion, present minimal credit risk. The California Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.


TYPES OF SECURITIES

The California Money Fund invests primarily in money market instruments including:

- Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;

- Municipal obligations that pay interest which is expected to be exempt from California personal income taxes; and


- High quality municipal bonds, notes and tax exempt commercial paper. High quality bonds are those rated within the two highest grades by nationally recognized statistical rating organizations such as Standard & Poor's Ratings Group and/or Moody's Investors Services, or equivalent quality for unrated securities.


Please review the SAI for more detailed descriptions of these principal investments and other securities in which the California Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the California Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the California Money Fund.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               7

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the California Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

CALIFORNIA RISK FACTORS -- The California Money Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. Because the California Money Fund concentrates its investments in California municipal securities, the California Money Fund is vulnerable to economic, political or other developments that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds. These may include legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer.

TAXES -- Although one of the California Money Fund's goals is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the California Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the California Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.


DEFENSIVE INVESTMENTS -- At the discretion of the investment manager or sub-advisor to the California Money Fund, the California Money Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities for temporary liquidity or defensive purposes. Such a stance may help the California Money Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the California Money Fund may not achieve its investment goals.


--------------------------------------------------------------------------------
8                              CNI CHARTER FUNDS

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class A shares of the California Money Fund for the indicated period. Of course, the California Money Fund's past performance does not necessarily indicate how the California Money Fund will perform in the future.

This bar chart shows the performance of the California Money Fund's Class A shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  2.88%

Best Quarter 0.81% (6/30/00) Worst Quarter 0.54% (3/31/00)


This table shows the California Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year    (6/21/1999)
-------------------------------------------------------------------

California Money Fund                       2.88%          2.70%
-------------------------------------------------------------------


Call 1-888-889-0799 for the California Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               9

FEES AND EXPENSES OF THE CALIFORNIA MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the California Money Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the California Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.27%
Distribution (12b-1) Fee                         0.50%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.22%
Total Other Expenses                             0.47%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.24%


  * The "Management Fee" is an annual fee, payable monthly out of the California Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the California Money Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 0.78%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the California Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.



EXAMPLE

The Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Class A shares of the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $126    $393     $681     $1,500
----------------------------------

--------------------------------------------------------------------------------
10                             CNI CHARTER FUNDS

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER


City National Bank ("CNB") is the Funds' investment manager. Founded in the early 1950's, CNB is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.



As investment manager, CNB provides the Funds with investment management services through its City National Investments division. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2000, CNB and its affiliates had approximately $18.0 billion in assets under administration, which includes $6.7 billion in assets under management.


CNB receives a fee for its investment management services at an annual rate of 0.25% of average annual net assets of the Prime Money Fund, 0.26% of average annual net assets of the Government Money Fund and 0.27% of average annual net assets of the California Money Fund.


All investment decisions for the Prime Money Fund are made by City National's Fixed Income Team of investment professionals, all of whom take an active part in the decisionmaking process.



SUB-ADVISORS



Wellington Management Company, LLP ("Wellington Management") currently serves as the Government Money Fund's sub-advisor pursuant to a sub-advisory agreement between the investment manager and Wellington Management. Under the sub-advisory agreement, Wellington Management provides investment advisory and portfolio management services to the Government Money Fund. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of December 31, 2000, Wellington Management had discretionary management authority with respect to over $274 billion in assets.



Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the California Money Fund's sub-advisor pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the California Money Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WP&G has been active in managing portfolios of tax exempt securities. As of December 31, 2000 WP&G has assets under management totaling over $18.675 billion.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              11

Under current law, the appointment of a new sub-advisor generally would require the approval of a Fund's shareholders. Although CNB does not currently intend to replace any of the current sub-advisors, CNB has received an exemptive order from the Securities and Exchange Commission (the "SEC"). This order would permit CNB, subject to certain conditions required by the SEC, to replace any sub-advisor to the Government Money Fund or the California Money Fund, respectively, with a new sub-advisor with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders, however, will be notified of any change in any of the sub-advisors and be provided with information regarding any new sub-advisor. An order from the SEC granting this exemption benefits shareholders by enabling the Funds to operate in a less costly and more efficient manner. CNB has the ultimate responsibility to monitor the sub-advisors and recommend their hiring, termination and replacement. CNB may also terminate any sub-advisor and assume direct responsibility for the portfolio management of that Fund with the approval of the Board of Trustees but without obtaining shareholder approval.


ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

DISTRIBUTION OF FUND SHARES

The Funds have adopted a plan (the "Plan") for their Class A shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Funds to pay distribution fees to the Distributor of 0.50% of average daily net assets for the sale and distribution of their Class A shares. The Distributor may pay some or all of such distribution fees to broker-dealers and other financial intermediaries (including CNB and its affiliates) as compensation for providing distribution-related services. Although the Funds do not have a front-end load, because the distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

SHAREHOLDER SERVICING FEES

The Funds have adopted a shareholder service plan that allows the Funds to pay fees to broker-dealers and other financial intermediaries (including the Investment Manager) for services provided to Class A shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will also increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Class A shares of the Funds, a portion or all of which may be received by CNB or any of its affiliates.

--------------------------------------------------------------------------------
12                             CNI CHARTER FUNDS

HOW TO BUY, SELL AND EXCHANGE SHARES

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares:


Shares of the Funds are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectuses. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.


HOW TO BUY SHARES

To purchase shares of a Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

HOW TO SELL SHARES


You may sell your shares only through your Authorized Institution. To sell shares of a Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds.


Normally, the Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Funds may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              13

HOW TO EXCHANGE SHARES

You may exchange Class A shares of a Fund for Class A shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the price or net asset value ("NAV") of the relevant Funds next calculated after we receive your exchange request. To exchange shares of a Fund, you should contact your Authorized Institution.

GENERAL INFORMATION


How and when we calculate each Fund's NAV determines the price at which you will buy or sell shares. NAV calculations are made once each day, usually by 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and by 2:00 p.m. Eastern time for the California Money Fund. Shares may be purchased or sold on any day that the NYSE and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.



If we receive your purchase, redemption or exchange order from your Authorized Institution before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund, we will price your order at that day's NAV. If we receive your order after these times, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Funds before the trading deadline.


HOW WE CALCULATE NAV


NAV for one share of a Fund is the value of that share's portion of the net assets (I.E., assets less liabilities) of that Fund. Shares of each Fund are priced at NAV, which is expected to remain constant at $1.00. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. Securities are valued at amortized cost, which is expected to approximate market value. More details about how we calculate the NAV for each Fund are in the SAI.


PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Funds may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Funds on behalf of its customers. Contact your Authorized Institution for more information.

--------------------------------------------------------------------------------
14                             CNI CHARTER FUNDS

DIVIDENDS AND TAXES

DIVIDENDS

We will declare dividends each day the NAV is calculated, pay dividends monthly, and pay net capital gain, if any, at least once a year. Following their fiscal year end (September 30), the Funds may make additional distributions to avoid the imposition of a tax.

Your dividends begin to accrue on the day of purchase for shares bought before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund. Your dividends begin to accrue on the following day for shares purchased after these cut-off times. We will not credit you with dividends for shares on the day you sell them.

We will automatically reinvest your dividends and capital gain distributions in additional full or fractional shares, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from a Fund may be taxable whether or not you reinvest them in the Funds. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              15

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

The California Money Fund intends to continue paying what the Internal Revenue Service (the "IRS") calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If that Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal and California income tax, to the extent that it derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

More information about taxes is in the SAI.

--------------------------------------------------------------------------------
16                             CNI CHARTER FUNDS

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance. Information for the periods ending September 30, 2000 and October 31, 1999 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' 2000 Annual Report (available upon request; see the back cover of this prospectus). Information presented in the financial highlights tables is for a Class A share outstanding throughout each period. The total return figures in the tables represent the rate an investor would have earned on a Class A investment in each Fund during the period (assuming reinvestment of all dividends and distributions).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              17

                              Prime Money             Prime Money
                             Fund Class A,           Fund Class A,
                             period ended            period ended
                            Sept. 30, 2000         Oct. 31, 1999(1)
-------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                    $   1.00                 $ 1.00
-------------------------------------------------------------------------
Net Investment Income             0.049                  0.002
Distributions from Net
  Investment Income              (0.049)                (0.002)
-------------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                       $   1.00                 $ 1.00
-------------------------------------------------------------------------
TOTAL RETURN                       5.03%                  0.18%

Net Assets End of Period
  (000's)                      $251,225                 $4,942
Ratio of Expenses to
  Average Net Assets (5)           0.85%                  0.85%
Ratio of Net Income to
  Average Net Assets (5)           5.61% (4)              4.62%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers) (5)          1.21%                  1.30%


(1)  The Prime Money Fund Class A shares commenced operations on October 18,
     1999.
(2)  Government Money Fund Class A shares commenced operations on June 21, 1999.
(3)  California Money Fund Class A shares commenced operations on June 21, 1999.
(4) Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(5)  Annualized.


--------------------------------------------------------------------------------
18                             CNI CHARTER FUNDS

                           Government Money  Government Money   California Money  California Money
                            Fund Class A,      Fund Class A,     Fund Class A,      Fund Class A,
                             period ended      period ended       period ended      period ended
                            Sept. 30, 2000   Oct. 31, 1999(2)    Sept. 30, 2000   Oct. 31, 1999(3)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                   $     1.00        $     1.00          $   1.00          $   1.00
---------------------------------------------------------------------------------------------------
Net Investment Income              0.049             0.016             0.025             0.008
Distributions from Net
  Investment Income               (0.049)           (0.016)           (0.025)           (0.008)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                      $     1.00        $     1.00          $   1.00          $   1.00
---------------------------------------------------------------------------------------------------
TOTAL RETURN                        4.96%             1.58%             2.55%             0.79%

Net Assets End of Period
  (000's)                     $1,887,860        $1,512,137          $549,237          $533,244
Ratio of Expenses to
  Average Net Assets (5)            0.85%             0.85%             0.78%             0.78%
Ratio of Net Income to
  Average Net Assets (5)            5.32%             4.33%             2.74%             2.17%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers) (5)           1.18%             1.15%             1.24%             1.21%



(1)  The Prime Money Fund Class A shares commenced operations on October 18,
     1999.
(2)  Government Money Fund Class A shares commenced operations on June 21, 1999.
(3)  California Money Fund Class A shares commenced operations on June 21, 1999.
(4) Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(5)  Annualized.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              19

IMPORTANT TERMS TO KNOW


LIQUIDITY means the ability to turn investments into cash.



QUALITY means the credit rating given to a security by a nationally recognized rating organization.



YIELD means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.



EFFECTIVE YIELD means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.


--------------------------------------------------------------------------------
20                             CNI CHARTER FUNDS

FOR MORE INFORMATION

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports. To receive a free copy of this Prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please contact:

   SEI Investments Distribution Co.
   One Freedom Valley Drive
   Oaks, Pennsylvania 19456
   1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at WWW.SEC.GOV; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at PUBLICINFO@SEC.GOV.

FOR THE CURRENT SEVEN-DAY YIELD, OR IF YOU HAVE QUESTIONS ABOUT THE FUNDS, PLEASE CALL 1-888-889-0799.

   The Fund's Investment Company Act file number: 811-07923.

                                                                CNI-F-000-01

                                    [LOGO]

                            CNI CHARTER FUNDS-SM-

                           PRIME MONEY MARKET FUND

                        GOVERNMENT MONEY MARKET FUND

                            CALIFORNIA TAX EXEMPT
                              MONEY MARKET FUND

                                  CLASS A

                                 Prospectus
                           Dated January 31, 2001

-------------------------------------------------------------------------------

                                    PART A

                                PROSPECTUS FOR
                               CLASS S SHARES OF

                               PRIME MONEY FUND
                             GOVERNMENT MONEY FUND
                       CALIFORNIA TAX EXEMPT MONEY FUND

-------------------------------------------------------------------------------

                                  [CNI LOGO]


                            PRIME MONEY MARKET FUND
                         GOVERNMENT MONEY MARKET FUND
                     CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                                   Class S

                                  Prospectus
                           Dated January 31, 2001

                             Investment Manager:
                          CITY NATIONAL INVESTMENTS
                       A division of City National Bank


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE FUNDS
   Prime Money Market Fund (the "Prime Money Fund").........    1
   Government Money Market Fund (the "Government Money          4
     Fund").................................................
   California Money Market Fund (the "California Money          7
     Fund").................................................

MANAGEMENT OF THE FUNDS.....................................   11

HOW TO BUY, SELL AND EXCHANGE SHARES........................   13

DIVIDENDS AND TAXES.........................................   15

FINANCIAL HIGHLIGHTS........................................   17

IMPORTANT TERMS TO KNOW.....................................   20

FOR MORE INFORMATION ................................. BACK COVER


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Class S shares of the Prime Money Fund, the Government Money Fund and the California Money Fund (each a "Fund" and together, the "Funds"). Class S Shares are retail shares of the Fund and are intended for investors who have funds on deposit with City National Bank. Class S Shares are primarily designed as "Sweep" shares -- by which investors are able to invest deposited funds overnight or for short periods of time. The Funds also offer Institutional Class and Class A shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing fees.

--------------------------------------------------------------------------------

                               CNI CHARTER FUNDS

PRIME MONEY FUND


OUR GOAL

The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value ("NAV"). The goal of the Prime Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We purchase liquid, high quality, short-term debt securities in U.S. dollar denominated money market instruments. The securities held by the Prime Money Fund must, in our opinion, present minimal credit risk. The Prime Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

TYPES OF SECURITIES

The Prime Money Fund's principal investments are as follows:


- Commercial paper;



- Short-term corporate obligations;



- Certificates of deposit, time deposits; and


- Shares of investment companies that invest exclusively in the same types of securities as we do (up to 10% of the Prime Money Fund's total assets, with no more than 5% in any individual investment company).

Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Prime Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE PRIME MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Prime Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the Prime Money Fund.

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the Prime Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the Prime Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the Prime Money Fund's yield will typically rise, but not as quickly as market rates.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               1

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities. DEFENSIVE INVESTMENTS -- The securities in which the Prime Money Fund invests, and the strategies described in this Prospectus, are those that the Prime Money Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Prime Money Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Prime Money Fund's investment goal.

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class S shares of the Prime Money Fund for the indicated period. Of course, the Prime Money Fund's past performance does not necessarily indicate how the Prime Money Fund will perform in the future.

This bar chart shows the performance of the Prime Money Fund's Class S shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  5.49%

Best Quarter 1.42% (9/30/00) Worst Quarter 1.22% (3/31/00)


This table shows the Prime Money Fund's average total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year   (10/26/1999)
-------------------------------------------------------------------

Prime Money Fund                            5.49%          5.38%
-------------------------------------------------------------------


Call 1-888-889-0799 for the Prime Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
2                              CNI CHARTER FUNDS

FEES AND EXPENSES OF THE PRIME MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Prime Money Fund. You pay no sales charges or transaction fees for buying or selling Class S shares of the Prime Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.25%
Distribution (12b-1) Fee                         0.50%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.21%
Total Other Expenses                             0.46%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.21%

  * The "Management Fee" is an annual fee, payable monthly out of the Prime Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Prime Money Fund for expenses to the extent necessary to keep Class S Total Annual Fund Operating Expenses for the current fiscal year at or below 1.05%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the Prime Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Class S shares of the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $123    $384     $665     $1,466
----------------------------------

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               3

GOVERNMENT MONEY FUND

OUR GOALS

The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a $1.00 per share NAV. The goals of the Government Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGIES


We purchase liquid, high quality, short-term U.S. government bonds and notes. The securities held by the Government Money Fund must, in our opinion, present minimal credit risk. The Government Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.


Using a top-down strategy and bottom-up security selection, we seek securities with an acceptable maturity that are marketable and liquid and offer competitive yields. We also consider factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Government Money Fund as a whole.

TYPES OF SECURITIES

The Government Money Fund invests primarily in money market instruments including:

- U.S. Treasury Obligations;

- Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and

- Repurchase agreements involving these obligations.

Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Government Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Government Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the Government Money Fund.

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the Government Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

--------------------------------------------------------------------------------
4                              CNI CHARTER FUNDS

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the Government Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the Government Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.

DEFENSIVE INVESTMENTS -- The securities in which the Government Money Fund invests, and the strategies described in this Prospectus, are those that the Government Money Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Government Money Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Government Money Fund's investment goals.

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class S shares of the Government Money Fund for the indicated period. Of course, the Government Money Fund's past performance does not necessarily indicate how the Government Money Fund will perform in the future.

This bar chart shows the performance of the Government Money Fund's Class S shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  5.43%

Best Quarter 1.41% (12/31/00) Worst Quarter 1.21% (3/31/00)


This table shows the Government Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year    (10/6/1999)
-------------------------------------------------------------------

Government Money Fund                       5.43%          5.27%
-------------------------------------------------------------------


Call 1-888-889-0799 for the Government Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               5

FEES AND EXPENSES OF THE GOVERNMENT MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Government Money Fund. You pay no sales charges or transaction fees for buying or selling Class S shares of the Government Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.26%
Distribution (12b-1) Fee                         0.50%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.17%
Total Other Expenses                             0.42%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.18%

  * The "Management Fee" is an annual fee, payable monthly out of the Government Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the Government Money Fund for expenses to the extent necessary to keep Class S Total Annual Fund Operating Expenses for the current fiscal year at or below 1.05%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the Government Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Class S shares of the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $120    $375     $649     $1,432
----------------------------------

--------------------------------------------------------------------------------
6                              CNI CHARTER FUNDS

CALIFORNIA MONEY FUND

OUR GOALS

The California Money Fund is a tax exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the California Money Fund seeks to maintain a $1.00 per share NAV. The goals of the California Money Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGIES


We purchase liquid, high quality, short-term California municipal money market securities. We invest at least 80% of the California Money Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal income tax and which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). This may mean that, although we do not intend to, up to 20% of the securities we may invest in may be subject to the AMT. We invest at least 65% of the California Money Fund's net assets in municipal obligations, the interest on which is exempt from California personal income tax. The securities held by the California Money Fund must, in our opinion, present minimal credit risk. The California Money Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.


TYPES OF SECURITIES

The California Money Fund invests primarily in money market instruments including:

- Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;

- Municipal obligations that pay interest which is expected to be exempt from California personal income taxes; and


- High quality municipal bonds, notes and tax exempt commercial paper. High quality bonds are those rated within the two highest grades by nationally recognized statistical rating organizations such as Standard & Poor's Ratings Group and/or Moody's Investors Services, or equivalent quality for unrated securities.


Please review the SAI for more detailed descriptions of these principal investments and other securities in which the California Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA MONEY FUND

As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the California Money Fund will be able to maintain a stable NAV of $1.00 per share. You may lose money by investing in the California Money Fund.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               7

NO FEDERAL GUARANTEES -- As with any money market fund, an investment in the California Money Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board or any agency of the U.S. Government.

CALIFORNIA RISK FACTORS -- The California Money Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. Because the California Money Fund concentrates its investments in California municipal securities, the California Money Fund is vulnerable to economic, political or other developments that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds. These may include legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer.

TAXES -- Although one of the California Money Fund's goals is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by short-term interest rate changes. When rates decline, the California Money Fund's yield will typically fall, but less quickly than prevailing market rates. When rates increase, the California Money Fund's yield will typically rise, but not as quickly as market rates.

ISSUER DEFAULT -- We may not be able to maintain a $1.00 NAV if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.


DEFENSIVE INVESTMENTS -- At the discretion of the investment manager or sub-advisor to the California Money Fund, the California Money Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities for temporary liquidity or defensive purposes. Such a stance may help the California Money Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the California Money Fund may not achieve its investment goals.


--------------------------------------------------------------------------------
8                              CNI CHARTER FUNDS

PAST PERFORMANCE

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class S shares of the California Money Fund for the indicated period. Of course, the California Money Fund's past performance does not necessarily indicate how the California Money Fund will perform in the future.

This bar chart shows the performance of the California Money Fund's Class S shares based on a calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000  2.67%

Best Quarter 0.76% (6/30/00) Worst Quarter 0.49% (3/31/00)


This table shows the California Money Fund's average annual total returns for the periods ending December 31, 2000.



                                                    Since Inception
                                          One Year   (11/12/1999)
-------------------------------------------------------------------

California Money Fund                       2.67%          2.67%
-------------------------------------------------------------------


Call 1-888-889-0799 for the California Money Fund's most current 7-day yield.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                               9

FEES AND EXPENSES OF THE CALIFORNIA MONEY FUND

This table describes the fees and expenses you may pay if you buy and hold Class S shares of the California Money Fund. You pay no sales charges or transaction fees for buying or selling Class S shares of the California Money Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee*                                  0.27%
Distribution (12b-1) Fee                         0.50%
Other Expenses
    Shareholder Servicing Fee             0.25%
    Other Fund Expenses                   0.22%
Total Other Expenses                             0.47%
------------------------------------------------------
Total Annual Fund Operating Expenses**           1.24%


  * The "Management Fee" is an annual fee, payable monthly out of the California Money Fund's net assets.

 ** The investment manager has voluntarily agreed to limit its fees or reimburse the California Money Fund for expenses to the extent necessary to keep Class S Total Annual Fund Operating Expenses for the current fiscal year at or below 0.98%. Any waiver of fees or reimbursements may be repaid to the investment manager within three years after they occur if such repayments can be achieved within the California Money Fund's current expense limit, if any, for that year and if certain other conditions are satisfied.



EXAMPLE

The Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in Class S shares of the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Money Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

Based on these assumptions your costs would be:

1 Year  3 Years  5 Years  10 Years
----------------------------------
 $126    $393     $681     $1,500
----------------------------------

--------------------------------------------------------------------------------
10                             CNI CHARTER FUNDS

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER


City National Bank ("CNB") is the Funds' investment manager. Founded in the early 1950's, CNB is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.



As investment manager, CNB provides the Funds with investment management services through its City National Investments division. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses or over 30 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2000, CNB and its affiliates had approximately $18.0 billion in assets under administration, which includes $6.7 billion in assets under management.


CNB receives a fee for its investment management services at an annual rate of 0.25% of average annual net assets of the Prime Money Fund, 0.26% of average annual net assets of the Government Money Fund and 0.27% of average annual net assets of the California Money Fund.


All investment decisions for the Prime Money Fund are made by City National's Fixed Income Team of investment professionals, all of whom take an active part in the decisionmaking process.



SUB-ADVISORS



Wellington Management Company, LLP ("Wellington Management") currently serves as the Government Money Fund's sub-advisor pursuant to a sub-advisory agreement between the investment manager and Wellington Management. Under the sub-advisory agreement, Wellington Management provides investment advisory and portfolio management services to the Government Money Fund. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of December 31, 2000, Wellington Management had discretionary management authority with respect to over $274 billion in assets.



Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the California Money Fund's sub-advisor pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the California Money Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WP&G has been active in managing portfolios of tax exempt securities. As of December 31, 2000, WP&G has assets under management totaling over $18.675 billion.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              11

Under current law, the appointment of a new sub-advisor generally would require the approval of a Fund's shareholders. Although CNB does not currently intend to replace any of the current sub-advisors, CNB has received an exemptive order from the Securities and Exchange Commission (the "SEC"). This order would permit CNB, subject to certain conditions required by the SEC, to replace any sub-advisor to the Government Money Fund or the California Money Fund, respectively, with a new sub-advisor with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders, however, will be notified of any change in any of the sub-advisors and be provided with information regarding any new sub-advisor. An order from the SEC granting this exemption benefits shareholders by enabling the Funds to operate in a less costly and more efficient manner. CNB has the ultimate responsibility to monitor the sub-advisors and recommend their hiring, termination and replacement. CNB may also terminate any sub-advisor and assume direct responsibility for the portfolio management of that Fund with the approval of the Board of Trustees but without obtaining shareholder approval.


ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

DISTRIBUTION OF FUND SHARES

The Funds have adopted a plan (the "Plan") for their Class S shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Funds to pay distribution fees to the Distributor of 0.50% of average daily net assets for the sale and distribution of their Class S shares. The Distributor may pay some or all of such distribution fees to broker-dealers and other financial intermediaries (including CNB and its affiliates) as compensation for providing distribution-related services. Although the Funds do not have a front-end load, because the distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

SHAREHOLDER SERVICING FEES

The Funds have adopted a shareholder service plan that allows the Funds to pay fees to broker-dealers and other financial intermediaries (including the Investment Manager) for services provided to Class S shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will also increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Class S shares of the Funds, a portion or all of which may be received by CNB or any of its affiliates.

--------------------------------------------------------------------------------
12                             CNI CHARTER FUNDS

HOW TO BUY, SELL AND EXCHANGE SHARES

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares:


Shares of the Funds are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectuses. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.


HOW TO BUY SHARES

To purchase shares of a Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

HOW TO SELL SHARES


You may sell your shares only through your Authorized Institution. To sell shares of a Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds.


Normally, the Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Funds may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              13

HOW TO EXCHANGE SHARES

You may exchange Class S shares of a Fund for Class S shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the price or net asset value ("NAV") of the relevant Funds next calculated after we receive your exchange request. To exchange shares of a Fund, you should contact your Authorized Institution.

GENERAL INFORMATION


How and when we calculate each Fund's NAV determines the price at which you will buy or sell shares. NAV calculations are made once each day, usually by 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and by 2:00 p.m. Eastern time for the California Money Fund. Shares may be purchased or sold on any day that the NYSE and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.



If we receive your purchase, redemption or exchange order from your Authorized Institution before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund, we will price your order at that day's NAV. If we receive your order after these times, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Funds before the trading deadline.


HOW WE CALCULATE NAV


NAV for one share of a Fund is the value of that share's portion of the net assets (I.E., assets less liabilities) of that Fund. Shares of each Fund are priced at NAV, which is expected to remain constant at $1.00. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. Securities are valued at amortized cost, which is expected to approximate market value. More details about how we calculate the NAV for each Fund are in the SAI.


PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Funds may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Funds on behalf of its customers. Contact your Authorized Institution for more information.

--------------------------------------------------------------------------------
14                             CNI CHARTER FUNDS

DIVIDENDS AND TAXES

DIVIDENDS

We will declare dividends each day the NAV is calculated, pay dividends monthly, and pay net capital gain, if any, at least once a year. Following their fiscal year end (September 30), the Funds may make additional distributions to avoid the imposition of a tax.

Your dividends begin to accrue on the day of purchase for shares bought before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund. Your dividends begin to accrue on the following day for shares purchased after these cut-off times. We will not credit you with dividends for shares on the day you sell them.

We will automatically reinvest your dividends and capital gain distributions in additional full or fractional shares, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from a Fund may be taxable whether or not you reinvest them in the Funds. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              15

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

The California Money Fund intends to continue paying what the Internal Revenue Service (the "IRS") calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If that Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal and California income tax, to the extent that it derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

More information about taxes is in the SAI.

--------------------------------------------------------------------------------
16                             CNI CHARTER FUNDS

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance. Information for the periods ending September 30, 2000 and October 31, 1999 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' 2000 Annual Report (available upon request; see the back cover of this prospectus). Information presented in the financial highlights tables is for a Class S share outstanding throughout each period. The total return figures in the tables represent the rate an investor would have earned on a Class S investment in each Fund during the period (assuming reinvestment of all dividends and distributions).

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              17

                           Prime Money Fund  Prime Money Fund
                           Class S Shares,    Class S Shares,
                             period ended      period ended
                            Sept. 30, 2000   Oct. 31, 1999(1)
--------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                    $  1.00            $  1.00
--------------------------------------------------------------
Net Investment Income            0.047              0.001
Distributions from Net
  Investment Income             (0.047)            (0.001)
--------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                       $  1.00            $  1.00
--------------------------------------------------------------
TOTAL RETURN                      4.83%              0.07%

Net Assets End of Period
  (000's)                      $72,287            $   562
Ratio of Expenses to
  Average Net Assets (5)          1.05%              1.05%
Ratio of Net Income to
  Average Net Assets (5)          5.47% (4)          4.42%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers) (5)         1.21%              1.30%



(1)  Prime Money Fund Class S shares commenced operations on October 26, 1999.
(2)  Government Money Fund Class S shares commenced operations on October 6,
     1999.
(3) California Money Fund Class S shares commenced operations on November 12, 1999.
(4) Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(5)  Annualized.


--------------------------------------------------------------------------------
18                             CNI CHARTER FUNDS

                             Government Money      Government Money      California Money
                           Fund Class S Shares,  Fund Class S Shares,  Fund Class S Shares,
                               period ended          period ended          period ended
                              Sept. 30, 2000       Oct. 31, 1999(2)     Sept. 30, 2000(3)
-------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
  OF PERIOD                      $  1.00               $  1.00               $  1.00
-------------------------------------------------------------------------------------------
Net Investment Income              0.047                 0.003                 0.023
Distributions from Net
  Investment Income               (0.047)               (0.003)               (0.023)
-------------------------------------------------------------------------------------------
NET ASSET VALUE END OF
  PERIOD                         $  1.00               $  1.00               $  1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                        4.77%                 0.30%                 2.30%

Net Assets End of Period
  (000's)                        $41,593               $   911               $ 7,723
Ratio of Expenses to
  Average Net Assets (5)            1.05%                 1.05%                 0.98%
Ratio of Net Income to
  Average Net Assets (5)            5.39%                 4.30%                 2.69%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers) (5)           1.18%                 1.15%                 1.24%



(1)  Prime Money Fund Class S shares commenced operations on October 26, 1999.
(2)  Government Money Fund Class S shares commenced operations on October 6,
     1999.
(3) California Money Fund Class S shares commenced operations on November 12, 1999.
(4) Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(5)  Annualized.


--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              19

IMPORTANT TERMS TO KNOW


LIQUIDITY means the ability to turn investments into cash.



QUALITY means the credit rating given to a security by a nationally recognized rating organization.



YIELD means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.



EFFECTIVE YIELD means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.


--------------------------------------------------------------------------------
20                             CNI CHARTER FUNDS

FOR MORE INFORMATION

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports. To receive a free copy of this Prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please contact:

   SEI Investments Distribution Co.
   One Freedom Valley Drive
   Oaks, Pennsylvania 19456
   1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at WWW.SEC.GOV; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at PUBLICINFO@SEC.GOV.

FOR THE CURRENT SEVEN-DAY YIELD, OR IF YOU HAVE QUESTIONS ABOUT THE FUNDS, PLEASE CALL 1-888-889-0799.

   The Fund's Investment Company Act file number: 811-07923.

                                                                CNI-F-000-01

                                    [LOGO]

                            CNI CHARTER FUNDS-SM-

                           PRIME MONEY MARKET FUND

                        GOVERNMENT MONEY MARKET FUND

                            CALIFORNIA TAX EXEMPT
                              MONEY MARKET FUND

                                  CLASS S

                                 Prospectus
                           Dated January 31, 2001

-------------------------------------------------------------------------------

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                         LARGE CAP GROWTH EQUITY FUND
                         LARGE CAP VALUE EQUITY FUND
                             CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                       CALIFORNIA TAX EXEMPT BOND FUND

-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION






                               CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                          LARGE CAP GROWTH EQUITY FUND
                           LARGE CAP VALUE EQUITY FUND
                               CORPORATE BOND FUND
                              GOVERNMENT BOND FUND
                         CALIFORNIA TAX EXEMPT BOND FUND

                     Institutional Class and Class A Shares



                                January 31, 2001




This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses dated January 31, 2001, which may be amended from time to time, for the Large Cap Growth Equity Fund (the "Large Cap Growth Fund"), the Large Cap Value Equity Fund (the "Large Cap Value Fund"), the Corporate Bond Fund (the "Corporate Bond Fund"), the Government Bond Fund (the "Government Fund"), and the California Tax Exempt Bond Fund (the "California Tax Exempt Bond Fund"). The Large Cap Growth Fund and the Large Cap Value Fund are referred to herein as the "Equity Funds." The Corporate Bond Fund, Government Fund, and California Tax Exempt Bond Fund are referred to herein as the "Fixed Income Funds." The Equity Funds and the Fixed Income Funds are referred to herein as the Funds. The Funds are investment portfolios of the CNI Charter Funds (the "Trust"), an open-end, management investment company. Each Fund other than the California Tax Exempt Bond Fund is a diversified portfolio. The California Tax Exempt Bond Fund is a non-diversified portfolio. The Trust was formerly called the Berkeley Funds. Audited financial statements for the relevant period ended September 30, 2000 for each Fund, as contained in the Annual Report to Shareholders of the Funds for the fiscal year ended September 30, 2000, are incorporated herein by reference.


To obtain a free copy of the above-referenced Prospectuses, please call 1-888-889-0799.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank.

Investing in mutual funds and
other securities involves risks, including possible loss of principal.

                                TABLE OF CONTENTS



                                                                                                       Page
                                                                                                       ----
INVESTMENT TECHNIQUES                                                                                    1

INVESTMENT RESTRICTIONS                                                                                 19

RISK CONSIDERATIONS                                                                                     20

MANAGEMENT OF THE TRUST                                                                                 28

PORTFOLIO TRANSACTIONS                                                                                  35

DISTRIBUTIONS AND TAXES                                                                                 37

SHARE PRICE CALCULATION                                                                                 42

DISTRIBUTION PLAN                                                                                       43

SHAREHOLDER SERVICES AGREEMENT                                                                          46

EXPENSES                                                                                                47

CODE OF ETHICS                                                                                          47

GENERAL INFORMATION                                                                                     48

PRINCIPAL HOLDERS OF SECURITIES                                                                         49

PERFORMANCE INFORMATION                                                                                 53

PURCHASE AND REDEMPTION OF SHARES                                                                       55

OTHER INFORMATION                                                                                       56

FINANCIAL STATEMENTS                                                                                    56

APPENDIX - RATINGS OF INVESTMENT SECURITIES                                                           A-57

                              INVESTMENT TECHNIQUES

The prospectuses of the Funds show the principal strategies and risks of investing in each Fund. This Statement of Additional Information shows additional strategies and risks of the Funds that an investor should also consider.

EQUITY FUNDS

The Equity Funds will purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the fund to fluctuate.

CALIFORNIA TAX EXEMPT BOND FUND

The California Tax Exempt Bond Fund invests in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. government. The interest from these investments is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"), or exempt from federal and California personal income tax ("California Municipal Securities"). Thus, this Fund generally will have a lower return than if it primarily purchases higher yielding taxable securities. Generally, the value of the Municipal Securities and California Municipal Securities held by this Fund will fluctuate inversely with interest rates.

PERMITTED INVESTMENTS

FIXED INCOME SECURITIES. The Fixed Income Funds will, and the Equity Funds may, invest in fixed income securities. Fixed income securities are debt obligations issued by the U.S. Government and its agencies, corporations, municipalities and other borrowers. The market value of the Funds' fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Funds' net asset value. See the attached appendix for a discussion of fixed income ratings.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Corporate Bond Fund may invest in variable and floating rate instruments. Certain of the obligations purchased by these Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes.
Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES AND SECURITIES WARRANTS. The Equity Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

MORTGAGE-RELATED SECURITIES AND DERIVATIVE SECURITIES. The Corporate Bond Fund and the Government Bond Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These Funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to these Funds.

     AGENCY MORTGAGE-RELATED SECURITIES. The dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" 0largely due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

     MORTGAGE-RELATED SECURITIES - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. GNMA is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

     MORTGAGE-RELATED SECURITIES - FEDERAL NATIONAL MORTGAGE ASSOCIATION. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

     MORTGAGE-RELATED SECURITIES - FEDERAL HOME LOAN MORTGAGE CORPORATION. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

     PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and "CMOs" collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. Some mortgage-related securities are offered through private placements that are restricted as to further sale. The value of these securities may be very volatile.

     ADJUSTABLE-RATE MORTGAGE-RELATED SECURITIES. Because the interest rates on the mortgages underlying ARMs reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of

ARMs is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

The value of derivative securities known as "floaters" and "inverse floaters" vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

ASSET-BACKED SECURITIES. The Corporate Bond Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Corporate Bond Fund's portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Corporate Bond Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

VARIABLE RATE DEMAND NOTES. The Fixed Income Funds may invest in variable rate demand notes ("VRDNs"). VRDNs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

The Fixed Income Funds also may invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, these Funds may invest in such VRDNs, the issuers or underlying institutions of which the Investment Manager believes are creditworthy and satisfy the quality requirements of these Funds. The Investment Manager periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. Some VRDNs have minimum or maximum rates, or maximum rates set by state law, which limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

FOREIGN SECURITIES. The Funds may invest in foreign securities. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.

FUTURES AND OPTIONS ON FUTURES. The Large Cap Growth Fund and Large Cap Value Fund may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. These Funds may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. These Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when one of these Funds invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

These Funds may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the relevant Fund's net assets.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

These Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, each Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of another company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MUNICIPAL SECURITIES. The California Tax Exempt Bond Fund may invest in municipal securities. Municipal securities consist of (1) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (2) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

     MUNICIPAL LEASES. The California Tax Exempt Bond Fund may invest in municipal leases. The California Tax Exempt Bond Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

     MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. The California Tax Exempt Bond Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. Each Equity Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which that Fund may invest. The Equity Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

An Equity Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle an Equity Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times;
or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Although these Funds do not currently intend to do so, they may, in the future, write (I.E., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.

Each Equity Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. An Equity Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Funds or their agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Funds bear a risk of loss in the event the other party defaults on its obligations and the Funds are delayed or prevented from exercising their right to dispose of the collateral securities, or if the Funds realize a loss on the sale of the collateral securities. The Investment Manager will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board. These guidelines currently permit the Funds to enter into repurchase agreements with any bank the Investment Manager may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, these Funds may incur delays and costs in selling the security and may suffer a loss of principal and interest if these Funds are treated as unsecured creditors. Repurchase agreements, in some circumstances, may not be tax exempt.

RULE 144A SECURITIES. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the a Fund's inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determination of liquidity to a Fund's Investment Manager pursuant to guidelines approved by the Board. The Investment Manager will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security, (2) whether any dealers have agreed to make a market in the security, (3) the number of dealers willing and ready to purchase the security, (4) the number of other potential purchasers for the security, and (5) the nature of the securities and the nature of the marketplace trades. To the extent the Investment Manager, according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to a Fund's percentage limit on illiquid securities investment.

LENDING OF PORTFOLIO SECURITIES. The Funds may lend their portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, that Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

STANDBY COMMITMENTS AND PUT TRANSACTIONS. The Fixed Income Funds reserve the right to engage in standby commitments and put transactions. The Investment Manager has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when these Funds can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit these Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. These Funds would limit their put transactions to institutions which the Investment Manager believes present minimum credit risks, and the Investment Manager would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, these Funds would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between one of these Funds and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. These Funds could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to these Funds. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, these Funds could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to these Funds, these Funds could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put.

HIGHLY LIQUID INVESTMENTS. The Funds may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. The Funds may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less. The Funds may invest in certificates of deposit. A certificate of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. The Funds may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act")("Section 4(2) paper").

Federal securities laws restrict the disposition of Section 4(2) paper.
Section 4(2) paper generally is sold to institutional investors who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager pursuant to guidelines approved by the Board will monitor these Funds' investments in these securities, focusing on such important factors as, among others, valuation, liquidity, and availability of information.

TAX EXEMPT COMMERCIAL PAPER. The California Tax Exempt Bond Fund may invest in tax exempt commercial paper. Tax exempt commercial paper is unsecured short-term obligations issued by a government or political sub-division. It is not currently expected that the California Tax Exempt Bond Fund will invest in tax exempt commercial paper.

TIME DEPOSITS. The Funds may invest in time deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Each Fund may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including, the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, HLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (I.E., GNMA), others are supported by the right of the issuer to borrow from the Treasury. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

WHEN-ISSUED SECURITIES. The Funds may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. Each Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to these Funds before settlement. Although the Funds generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Funds may dispose of a when-issued security or forward commitment prior to settlement if the Investment Manager deems it appropriate to do so.

The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

INDEX-BASED INVESTMENTS. The Equity Funds may invest in index-based investments. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options and Futures on Options" involved in the writing of options on securities.

Borrowing Policy. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of each Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Funds will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of a Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

No Fund may:

1. Other than the California Tax Exempt Bond Fund, with respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold securities that are illiquid or are otherwise not readily marketable, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) apply at the time of purchase. If, subsequent to a Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose of a portion of such holding so that the above set-forth limit will not be exceeded. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.


                               RISK CONSIDERATIONS


DEBT

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Investors also should recognize that, in periods of declining interest rates, the returns of the Funds who invest in debt securities will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the returns of the Funds who invest in debt securities will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to these Funds from the continuous sale of their shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing these Funds' current returns. In periods of rising interest rates, the opposite can be expected to occur.

The value of commercial paper and other securities in these Funds' portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

These Funds' performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

CALIFORNIA TAX EXEMPT BOND FUND - SPECIFIC RISKS

The California Tax Exempt Bond Fund is a "non-diversified" investment company under the Investment Company Act. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) the assets and revenues of which back the security, or, with respect to an industrial development bond, that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security also may be considered to be an issuer in connection with such guarantee. By investing in a portfolio of municipal securities, a shareholder in the California Tax Exempt Bond Fund enjoys greater diversification than an investor holding a single municipal security. The investment return on a non-diversified portfolio, however, typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, this Fund's policy of acquiring large positions in the obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

Under normal conditions, the California Tax Exempt Bond Fund will be fully invested in obligations which produce income exempt from federal income tax and California state personal income tax. Accordingly, the California Tax Exempt Bond Fund will have considerable investments in California Municipal Securities. As a result, the California Tax Exempt Bond Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

An investment in the California Tax Exempt Bond Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State of California, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may significantly and adversely affect the California Tax Exempt Bond Fund.

The California Tax Exempt Bond Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the California Tax Exempt Bond Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. Although the California Tax Exempt Bond Fund's objective is to provide income exempt from federal and California State personal income taxes, some of its income may be subject to the alternative minimum tax.

HISTORICAL PERSPECTIVE. The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trust and were available prior to the date of this SAI. Such information has not been independently verified by the California Tax Exempt Bond Fund.

Because the California Tax Exempt Bond Fund expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. The California Tax Exempt Bond Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the California Tax Exempt Bond Fund to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the California Tax Exempt Bond Fund will invest in obligations of particular issuers as to which such specific factors are applicable.

From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, were severely affected. Since the start of 1994, however, California's economy has been performing strongly. The unemployment rate, while still higher than the national average, fell to an average of 5.2% during 1999. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth.

Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

In addition, the State has experienced a sharp rise in fuel and other energy prices in recent months. Although the State Department of Finance does not believe this will have a major impact on the State's economy, it is not possible to predict what the long-term impacts of these developments will be. In recent months California electric utilities have experienced significant capacity constraints in electric generation and transmission. State and Federal authorities are considering actions to deal with shortcomings in California's deregulated energy market and it is not possible to predict the long-term impact of these developments on the California economy or on such utilities.

The recession in the early 1990's severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. A consequence of the large budget deficits has been that the State depleted its available cash resources and had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. No deficit borrowing has occurred at the end of the last several fiscal years.

The combination of resurging exports, a strong stock market, and a rapidly growing economy in 1999 and early 2000 resulted in unprecedented growth in the State's General Fund revenues during fiscal year 1999-2000. Revenues are estimated to have been about $71.2 billion, which is $8.2 billion higher than projected for the 1999 Budget Act. The State's Special Fund for Economic Uncertainties ("SFEU") had a record balance of over $7.2 billion on June 30, 2000. On that date, the Governor signed the 2000 Budget Act enacting the State's fiscal year 2000-01 budget. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8 percent above the estimates for 1999-2000. The Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and reflects the use of $5.5 billion from the SFEU. The Budget Act also includes Special Fund expenditures of $15.6 billion, from revenues estimated at $16.5 billion, and Bond Fund expenditures of $5.0 billion.

In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 is expected to be for one-time expenditures and investments. The State estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back $500 million as a set aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. The State is not expected to undertake a revenue anticipation note borrowing in 2000-01.

The foregoing discussion of the 2000-01 fiscal year budget is based in large part on statements made in a recent "preliminary official statement" distributed by the State of California. In that document, the State indicated that its discussion of the fiscal year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. The State noted further that the estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved.

Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. The State's improved economy and budget, however, have resulted since then in several upgrades in its general obligation bond ratings. As of December 27, 2000, the State's general obligation bonds were rated Aa2 by Moody's, AA by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State is party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair State revenues.

CONSTITUTIONAL AND STATUTORY LIMITATIONS. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

Constitutional challenges to Article XIII A to date have been unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution. In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund.

During the severe recession California experienced from 1991 to 1993, the State legislature eliminated significant components of its aid to local governments. The State has since increased aid to local governments and reduced certain mandates for local services. Whether legislation will be enacted in the future to either increase or reduce the redistribution of State revenues to local governments, or to make them less dependent on State budget decisions, cannot be predicted.

Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

In 1986, California voters approved an initiative statute known as Proposition
62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional, the California Supreme Court has upheld the Proposition 62 requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes. In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (1) require that the State set aside a prudent reserve fund for public education, and (2) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.

In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously authorized taxes, assessments, fees and charges.

The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. The County has since emerged from bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

Certain tax-exempt securities in which the California Tax Exempt Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

The California Tax Exempt Bond Fund's concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

FOREIGN SECURITIES

The Funds may purchase securities issued by companies and governments of foreign countries. Accordingly, shareholders should consider carefully the substantial additional risks involved in investing in these securities. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to a Fund if the value of the portfolio security declined, or result in claims against a Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Because certain securities may be denominated in foreign currencies, the value of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect a Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Investment Manager's ability to predict movements in exchange rates.

Some countries in which the Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on a Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. The Funds may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

EXCHANGE RATES AND POLICIES

The Funds may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Investment Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of these Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Investment Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

PREPAYMENT

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Investment Manager in managing interest rate risks including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Investment Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager are set forth below. The persons listed below may have held other positions with their employers named below during the relevant period. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


NAME                                        AGE        POSITION          PRINCIPAL OCCUPATION FOR THE
                                                       WITH THE                 PAST FIVE YEARS
                                                        TRUST
-----------------------------------------------------------------------------------------------------------------

                                      -28-



Irwin G.  Barnet, Esq.                      62      Trustee           An attorney and a principal (September,
Crosby, Heafey, Roach & May, P.C.                                     2000-Present); an attorney and principal
1901 Avenue of the Stars, Suite 700                                   of Sanders, Barnet, Goldman, Simons &
Los Angeles, California  90067                                        Mosk, a law firm, (prior to September, 2000).

Maria D.  Hummer, Esq.*                     56      Trustee           An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                        Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                          Section of that law firm.
Los Angeles, California  90064

Victor Meschures, CPA                       62      Trustee           A Certified Public Accountant with
Meschures, Campeas, Thompson,                                         Meschures, Campeas, Thompson, Snyder &
    Snyder & Pariser, LLP                                             Pariser, LLP, an accounting firm.
760 North La Cienega Boulevard
Los Angeles, California  90069

William R.  Sweet                           63      Trustee           Retired; Executive Vice President,
81 Tiburon Road                                                       Union Bank of California (1985-1996).
Tiburon, California  94920

James R.  Wolford                           46      Trustee           Senior Vice President and Chief
Forecast Commercial Real Estate                                       Operating Officer (2000-present);
    Services, Inc.                                                    Senior Vice President and Chief
3602 Inland Empire Blvd.                                              Financial Officer, Bixby Ranch
Suite A-105                                                           Company, an owner, operator and
Ontario, CA  91764                                                    developer of real estate
                                                                      (1994-2000).
Vernon C.  Kozlen                           56      President and     Executive Vice President and Division
City National Bank                                  Chief Executive   Manager of the Investment Manager
400 N.  Roxbury Drive                               Officer           (1996-Present); First Interstate
Beverly Hills, CA 90210                                               Bank, Executive Vice President of
                                                                      Trust and Private Client Services
                                                                      (1985-1996).

Jeffrey Fries                               39      Controller and    Director, Fund Accounting and
SEI Investments                                     Chief             Administration, of the Administrator
One Freedom Valley Drive                            Operating         (1997-Present), Vice President, Smith
Oaks, Pennsylvania  19456                           Officer           Barney Corporate Trust Company
                                                                      (1991-1997).

Lydia A.  Gavalis, Esq.                     34      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         the Distributor (1998-Present);
Oaks, Pennsylvania 19456                                              Assistant General Counsel and
                                                                      Director of Arbitration, Philadelphia
                                                                      Stock Exchange (1989-1998).


Richard A.  Weiss                           40      Vice President    Senior Vice President and Chief
City National Bank                                  and Assistant     Investment Officer of the Investment
400 N.  Roxbury Drive                               Secretary         Manager (1999-Present); Sanwa Bank
Beverly Hills, CA 90210                                               California, Executive Vice President
                                                                      and Chief Investment Officer
                                                                      (1994-1999).

Timothy D.  Barto                           32      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator
One Freedom Valley Drive                            Secretary         (1999-Present), Associate, Dechert,
Oaks, Pennsylvania  19456                                             Price & Rhoads (1997-1999),
                                                                      Associate, Richter, Miller & Finn
                                                                      (1994-1997).

William E. Zitelli, Jr.                     32      Vice President    Vice President and Assistant
SEI Investments                                     and Secretary     Secretary of the Administrator and
One Freedom Valley Drive                                              Distributor (2000-Present); Vice
Oaks, Pennsylvania  19456                                             President, Merrill Lynch & Co. Asset
                                                                      Management Group (1998-2000); Associate,
                                                                      Pepper Hamilton LLP (1997-1998);
                                                                      Associate, Reboul, MacMurrary,
                                                                      Hewitt, Maynard & Kristol (1994-1997).

Christine M. McCullough                     40      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         the Distributor (1995-Present).
Oaks, Pennsylvania  19456

Rodney J. Olea                              35      Vice President    Senior Vice President and Director of
City National Bank                                  and Assistant     Fixed Income of the Investment
400 N.  Roxbury Drive                               Secretary         Manager (1994-Present).
Beverly Hills, CA 90210

Todd Cipperman                              34      Vice President    Senior Vice President, General
SEI Investments                                     and Assistant     Counsel and Assistant Secretary of
One Freedom Valley Drive                            Secretary         the Administrator and the Distributor
Oaks, Pennsylvania  19456                                             (2000-Present), Vice President and
                                                                      Assistant Secretary of the
                                                                      Administrator and Distributor
                                                                      (1995-2000); Associate, Dewey
                                                                      Ballantine (1994-1995).

*This Trustee is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 Act.

The following table sets forth Trustee compensation for the fiscal period from November

1, 1999 through September 30, 2000.


      NAME OF PERSON, POSITION           AGGREGATE COMPENSATION FROM           TOTAL COMPENSATION FROM
                                       REGISTRANT DURING FISCAL PERIOD     REGISTRANT AND FUND COMPLEX PAID
                                            ENDED SEPT. 30, 2000*          TO TRUSTEES DURING FISCAL PERIOD
                                                                                ENDED SEPT. 30, 2000*
----------------------------------------------------------------------------------------------------------------

Irwin G. Barnet                                     $7,750                              $7,750
Trustee

Maria D. Hummer**                                     $0                                  $0
Trustee

Victor Meschures                                    $7,750                              $7,750
Trustee

William R. Sweet                                    $7,750                              $7,750
Trustee

James R. Wolford                                    $7,750                              $7,750
Trustee

----------
* For the fiscal year ending September 30, 2001, aggregate compensation from the Trust and total compensation from Fund and Fund complex paid to Trustees is expected to be $15,000.

** Ms. Hummer is considered an interested person of the Trust and her compensation is paid by City National Bank and not by the Trust.

INVESTMENT MANAGER


The Trust and City National Bank (the "Investment Manager" or "CNB") entered into an Investment Management Agreement (the "Management Agreement") dated as of April 1, 1999 regarding the Trust. The Management Agreement was effective as to certain of the Funds subsequent to that date. The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's investment strategies, manages the fund's investment portfolio and provides other services necessary to the operation of the Funds and the Trust. CNB, founded in the early 1950s, is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. CNB is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.


The Investment Manager currently is exempt from registering as an investment adviser under the Investment Advisers Act of 1940 because of its status as a bank. However, effective May 2001, divisions of banks which advise registered investment companies will be required to register as investment advisers with the Securities and Exchange Commission (the "SEC"), as is currently required of non-bank entities. CNB currently intends to register with the SEC either City National Investments, as the division of CNB advising the Trust, or an entity separate from CNB formed by CNB to advise the Trust, before May 2001.

The fees payable under the Management Agreement, and any fee waiver or expense reimbursement arrangements, with respect to the Funds are described in the Funds' prospectuses.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


The Investment Management Agreement with respect to the Funds will be in effect for a two-year term (the "Initial Term") from its effective date, and thereafter will continue in effect for one-year terms subject to annual approval (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of a Fund and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the Investment Company
Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time upon 60 days' notice by either party or by a vote of a majority of the outstanding shares of that Fund, and shall terminate automatically upon its "assignment" (as such term is defined in the Investment Company Act).


The Investment Manager provides the Funds with investment management services. The Investment Manager is obligated under the Management Agreement to pay the excess of the Funds' operating expenses as disclosed in the applicable Prospectus. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Funds' inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by that Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

The Management Agreement was approved with respect to each Fund by the Board at a duly called meeting. In considering the Management Agreement, the Trustees specifically considered and approved the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Funds is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Funds.

For the fiscal period from January 14, 2000 through September 30, 2000, the Funds paid the Investment Manager the following investment management fees and the Investment Manager waived the indicated amounts:


-----------------------------------------------------------------------
      FUND                                  FEES PAID        FEES WAIVED
-----------------------------------------------------------------------
Large Cap Growth Fund                     $82,999            $16,709
-----------------------------------------------------------------------
Large Cap Value Fund                      $90,788            $22,114
-----------------------------------------------------------------------
Corporate Bond Fund                       $34,625            $22,558
-----------------------------------------------------------------------
Government Bond Fund                      $12,708            $21,002
-----------------------------------------------------------------------
California Tax Exempt Bond Fund              $557            $23,022
-----------------------------------------------------------------------

For each Fund, the Investment Manager's investment management fees are allocated among the classes of the Fund according to the relative net asset values of the classes.

ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, fund accounting, regulatory reporting, necessary office space, equipment, personnel, compensation and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive renewal terms of two (2) years each, unless terminated by mutual agreement, by either party on not less than 60 days' prior written notice to the other party, upon the liquidation of a Fund with respect to that Fund, upon the liquidation of the Administrator, or upon 45 days written notice following an uncured material breach.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Funds. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. For the fiscal period from January 14, 2000 through September 30, 2000, the Funds paid the following administrative fees:


         California Tax Exempt Bond Fund             $13,100
         Government Bond Fund                        $11,760
         Corporate Bond Fund                         $21,444
         Large Cap Growth Fund                       $23,010
         Large Cap Value Fund                        $27,316

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares, Inc., iShares Trust, Johnson Family Funds, Inc., Millennium Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

Pursuant to a sub-administration agreement between the Administrator and CNB, CNB will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.075% of each Fund's average daily net assets.

For the fiscal period from January 14, 2000 through September 30, 2000, the Administrator paid CNB the following fees for administrative services provided to each of the Funds.

California Tax Exempt Bond Fund             $6,550
Government Bond Fund                        $5,880
Corporate Bond Fund                         $10,722
Large Cap Growth Fund                       $11,505
Large Cap Value Fund                        $13,658

PRINCIPAL DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan on behalf of Class A shares of each Fund and expects to reallow substantially all of the fees to broker-dealers and service providers, including CNB and its affiliates, that provide distribution-related services.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 (the "Transfer Agent"), serves as transfer agent for the Funds.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank located at 530 Walnut Street, Philadelphia, PA 19101, serves as the Custodian (the "Custodian") of the Funds' assets.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

The Trust's independent auditors, KPMG LLP, audit and report on the annual financial statements of the Funds and review the Funds' federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 355 South Grand Avenue, Los Angeles, California 90071.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.

                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Funds; invest money obtained from the sale of the Funds' shares; reinvest proceeds from maturing, or the sale of, portfolio securities; and meet redemptions of the Funds' shares. Portfolio transactions may increase or decrease the returns of the Funds depending upon management's ability correctly to time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Funds, seeks to obtain best price and execution. Subject to the supervision of the Board, the Investment Manager generally selects broker-dealers for the Funds primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities.

While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research, and statistical services to the Funds or to the Investment Manager, or Sub-Adviser(s), even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Investment Manager or Sub-Adviser(s) in advising other clients. The Investment Manager and Sub-Adviser(s) consider such information, which is in addition to, and not in lieu of, the services required to be performed by them under the Management Agreement or Sub-Advisory Agreement, as appropriate, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager or relevant Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Investment Manager or Sub-Adviser in carrying out its responsibilities to that Fund or to other discretionary advisory clients of the Investment Manager or relevant Sub-Adviser.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

Investment decisions for the Funds are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Funds. On occasions when the Investment Manager determines the purchase or sale of a security to be in the best interest of the Funds as well as of other clients, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Funds and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

BROKERAGE

For the fiscal period from January 14, 2000 through September 30, 2000, the indicated Funds paid the following brokerage commissions:

-------------------------------------------------------------------------------------------------------------
        FUND            TOTAL $ AMOUNT        TOTAL $ AMOUNT OF         % OF TOTAL         % OF TOTAL
                         OF BROKERAGE             BROKERAGE              BROKERAGE          BROKERAGE
                         COMMISSIONS           COMMISSIONS PAID         COMMISSIONS        TRANSACTIONS
                            PAID               TO AFFILIATED              PAID TO        EFFECTED THROUGH
                                                  BROKERS                AFFILIATED         AFFILIATED
                                                                          BROKERS            BROKERS
-------------------------------------------------------------------------------------------------------------
Large Cap                 $23,230                   N/A                  N/A                 N/A
Growth Fund
-------------------------------------------------------------------------------------------------------------
Large Cap Value           $35,428                   N/A                  N/A                 N/A
Fund
-------------------------------------------------------------------------------------------------------------


                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

The amount of ordinary income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay "interest" or guarantee any fixed rate of return or minimum rate of return on an investment in their shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months, and 18% with respect to capital assets acquired after December 31, 2000 and held more than 5 years. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the California Tax Exempt Bond Fund to the extent they are not subject to income taxes).

Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

FEDERAL INCOME TAXES

It is the policy of the Funds to qualify for taxation, and to elect to be taxed, as "regulated investment companies" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, each Fund will distribute each year substantially all of its investment company taxable income (if any) and its net exempt-interest income (if any), and will seek to distribute each year substantially all of its net capital gains (if any) and meet certain other requirements. Such qualification relieves the Funds of liability for federal income taxes to the extent the Funds' earnings are distributed. By following this policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they are subject.

In order to qualify as regulated investment companies, each Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to their business of investing in stocks, securities or currencies, and
(2) diversify holdings so that at the end of each quarter of their taxable years
(i) at least 50% of the market value of each Fund's total assets is represented by cash or cash items (including receiveables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of that Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that that Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Funds qualify as regulated investment companies, they will not be subject to federal income tax on the part of their net investment income and net realized capital gains, if any, which the Funds distribute to shareholders, provided that the Funds meet certain minimum distribution requirements. To comply with these requirements, the Funds must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for their taxable years. The Funds intend to make sufficient distributions to shareholders to meet these requirements.

If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Funds in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Funds may adjust their schedules for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Any distributions by the Funds of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Funds may engage in investment techniques that may alter the timing and character of the Funds' incomes. The Funds may be restricted in their use of these techniques by rules relating to qualifying as regulated investment companies.

The Funds may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it would not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The California Tax Exempt Bond Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

Each Fund may from time to time use "equalization accounting" in determining the portion of its net investment income and/or capital gains that has been distributed. If a Fund elects to use equalization accounting, it will allocate a portion of its net investment income and/or realized capital gains to redemptions of Fund shares which will reduce the amount of such income and capital gains that the Fund is required to distribute under the distribution requirements of the Code. The IRS has not published clear guidance concerning the methods to be used in allocating investment income and capital gains to the redemption of shares. In the event the IRS determines that a Fund is using an improper method of allocation and that it has under-distributed its net investment income and/or capital gains for any taxable year, the Fund may be liable for additional federal income tax, interest and penalties. This additional tax, interest and penalties could be substantial. In addition, shareholders of the Fund at the time of such determination may receive an additional distribution of net investment income and/or capital gains.

If a shareholder sells its shares of a Fund within 6 months after the shares have been purchased by such a shareholder, and to the extent the shareholder realizes a loss on the sale of the shares, the shareholder will not be able to recognize such a loss to the extent that tax-exempt interest dividends have been paid with respect to their shares. If a shareholder sells shares of a Fund within 6 months after the shares have been purchased by such a shareholder, any losses realized by the shareholder on such a sale will be treated as long-term capital losses to the extent that the shareholder has received a long-term capital gain dividend distribution with respect to its shares of a Fund.

If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Funds at rates up to 30% (subject to reduction under certain income tax treaties).




CALIFORNIA INCOME TAX

The California Tax Exempt Bond Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The California Tax Exempt Bond Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the California Tax Exempt Bond Fund's taxable year, at least 50 percent of the value of the California Tax Exempt Bond Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"), and (2) the California Tax Exempt Bond Fund continues to qualify as a regulated investment company.

If the California Tax Exempt Bond Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The California Tax Exempt Bond Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the California Tax Exempt Bond Fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the California Tax Exempt Bond Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the California Tax Exempt Bond Fund and attributable to the production of tax-exempt income will not be deductible for California personal income tax purposes if the California Tax Exempt Bond Fund distributes California exempt-interest dividends.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

                             SHARE PRICE CALCULATION

The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price.

Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.

These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost that approximates fair market value.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Investment Manager supplies the Administrator with the appropriate broker contact, and to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned in the Trust are valued at the closing prices (as determined prior to the Funds' determination of NAV) on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates.

Valuation corrections are required where variations in NAV are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the NAV variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

The Administrator has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Trust's daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per week the Administrator provides the broker supplied value to the Investment Manager for review and approval. In addition, the Investment Manager will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Investment Manager determine the value of a portfolio security outside of the established pricing framework.

If the value for a security cannot be determined pursuant to these procedures, the Trust's Fair Value Committee will determine the security's value using Fair Value Procedures established by the Board of Trustees.

                                DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Funds in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan adopted for the Class A shares provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of each Fund's Class A shares that the Distributor can use to compensate broker-dealers and service providers, including the Investment Manager and affiliates of the Distributor, that provide distribution-related services to the Class A shareholders or to their customers who beneficially own the Class A shares. During the fiscal period ending September 30, 2000, the annual distribution fee rate for the Funds' Class A shares was 0.25%.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Investment Manager has received or receives distribution fees from the Distributor, or has benefited or benefits through increased fees from an increase in the net assets of the Trust which may have resulted or results in part from the expenditures, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Plan provides that the distribution fees paid by a particular class of a Fund may only be used to pay for the distribution expenses of that class of the Fund.

Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. Shares are not obligated under the Plan to pay any distribution expense in excess of the distribution fee. Thus, if the Plan is terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class of the Fund to the Distributor.

The Board, when approving the establishment of the Plan, determined that there are various anticipated benefits to the Fund from such establishment, including the likelihood that the Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Plan (and any distribution agreement among the Funds and the other series of the Trust, the Distributor or the Investment Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Investment Manager, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the class to which the Plan applies.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Investment Manager on behalf of the shares of the Fund. In addition, as long as the Plan remain in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Independent Trustees.


For the fiscal period from January 14, 2000 through September 30, 2000, the Funds paid the Distributor the following distribution fees under the Plan, all of which were reallowed as compensation to broker-dealers and/or other financial intermediaries.

----------------------------------------- ------------------------------ -----------------------------------
                                                                              TOTAL FEES PAID TO OTHER
                                                 TOTAL FEES PAID            BROKER-DEALERS AND FINANCIAL
                                                     TO CNB                        INTERMEDIARIES
----------------------------------------- ------------------------------ -----------------------------------
----------------------------------------- ------------------------------ -----------------------------------
Large Cap Growth Fund                                   $282                              $0
----------------------------------------- ------------------------------ -----------------------------------
Large Cap Value Fund                                    $280                              $0
----------------------------------------- ------------------------------ -----------------------------------
Technology Growth Fund                                    $0                              $0
----------------------------------------- ----------------------------- -----------------------------------
Corporate Bond Fund                                     $106                              $0
----------------------------------------- ------------------------------ -----------------------------------
Government Fund                                           $9                              $0
----------------------------------------- ------------------------------ -----------------------------------
Tax-Exempt Fund                                           $2                              $0
----------------------------------------- ------------------------------ -----------------------------------
High Yield Bond Fund                                    $106                              $0
----------------------------------------- ------------------------------ -----------------------------------

                         SHAREHOLDER SERVICES AGREEMENT

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Funds. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of 0.25% of the Funds' average daily net assets on an annual basis, payable monthly. The Investment Manager may pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Funds under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Funds with respect to shares of the Funds owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Funds.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Funds' shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Funds to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Funds registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Funds for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Funds' Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

For the fiscal period from January 14, 2000 through September 30, 2000, pursuant to the

Shareholder Services Agreement, the Class A and Institutional Class shares of the Funds paid the Investment Manager the following fees:


-------------------------------------------------------------------------------------
          FUND                                  CLASS A           INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------
Large Cap Growth Fund                            $282                   $38,067
-------------------------------------------------------------------------------------
Large Cap Value Fund                             $280                   $45,245
-------------------------------------------------------------------------------------
Corporate Bond Fund                              $106                   $35,634
-------------------------------------------------------------------------------------
Government Bond Fund                             $9                     $19,590
-------------------------------------------------------------------------------------
California Tax Exempt Bond Fund                  $1                     $21,831
-------------------------------------------------------------------------------------


                                    EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent auditors, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues. In its role as Investment Manager, CNB has agreed to limit its investment management fees or reimburse the expenses of the various classes of the Funds as described in the Funds' prospectuses.

                                 CODE OF ETHICS

The Trust, the Investment Manager, and the Distributor each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the SEC's August 20, 1999 adopting release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions intended to ensure that the Funds are treated fairly. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchase or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, certain money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" Fund directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Funds, the Investment Manager and the Distributor are on public file with, and are available from, the SEC.



                               GENERAL INFORMATION

The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the Prime Money Market Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund, which offer three classes of shares. Currently, the Trust offers shares of ten series - the Funds described in this SAI and the Technology Growth Fund, the Prime Money Market Fund, the High Yield Bond Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund, which have their own Prospectuses and SAIs. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 2, 2001, the following shareholders held of record the following numbers of shares of the following classes of the Funds.

-----------------------------------------------------------------------------------------------------------
Fund, Class                           Shareholder                         Percentage of Fund, Class
                                                                          Held
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                City National Bank                  67.64%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                City National Bank                  27.84%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund,                 City National Bank                  79.85%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund,                 City National Bank                  15.51%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund,                  City National Bank                  80.94%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------

                                      -49-




-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund,                  City National Bank                  16.56%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
CNI Government Bond Fund,             City National Bank                  88.77%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
CNI Government Bond Fund,             City National Bank                  8.67%
Institutional Shares                  Fiduciary for Various Accounts
                                      Attn:  Trust Ops/Mutual Funds
                                      PO Box 60520
                                      Los Angeles, CA  90060-0520
-----------------------------------------------------------------------------------------------------------
California Tax-Exempt Bond            NFSC FEBO # CNS--001392              83.47%
Fund, Class A                         Vernon C. Kozlen
                                      Sandra J. Kozlen
                                      3530 Valley Meadow Road
                                      Sherman Oaks, CA  91403-4839
-----------------------------------------------------------------------------------------------------------
California Tax-Exempt Bond            SEI Corporation                     8.32%
Fund, Class A                         C/o SEI Escrow
                                      PO Box 1100
                                      Oaks, PA  19456-1100
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           Attn. MM012                         13.09%
A                                     Attn. M. Thompson
                                      NFSC FEBO # Mgr--020052
                                      Trustee
                                      760 N. La Cienega Blvd.
                                      Los Angeles, CA  90069-5204
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           NFSC FEBO # BHS--030392              5.24%
A                                     Joan E. Dundas
                                      417-5 W. Windsor Road
                                      Glendale, CA 91204-1944
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           NFSC FEBO # BHS-082341              9.09%
A                                     NFSC/FMTC IRA Rollover
                                      FBO Hedy Miller
                                      10124 EmpyreanWay #203
                                      Los Angeles, CA  90067-3803
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           NFSC FEBO # BHS-087165              10.17%
A                                     Eugene Novak
                                      1813 Effie Street
                                      Los Angeles, CA 90026-1711
-----------------------------------------------------------------------------------------------------------

                                      -50-



-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           NFSC FEBO # BHS-092096              14.81%
A                                     NFSC/FMTC IRA
                                      FBO Richard M. Powell
                                      780 Holmby
                                      Los Angeles, CA 90024-3320
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           NFSC FEBO # BHS-097195              5.54%
A                                     Jennifer Price
                                      PO Box 2096
                                      Telluride, CO 81435-2096
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund, Class           NFSC FEBO # BHS-128066              25.85%
A                                     Victor Amira Trustee
                                      Victor Amira MD A Medical Corp.
                                      401k PSP & Tr DTD 8/26/98
                                      8920 Wilshire Blvd. #320
                                      Beverly Hills, CA  90211-2003
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                Southwest Securities, Inc. FBO      5.91%
Class A                               Howard M. Brandes Family
                                      DTD 6/26/84
                                      PO Box 509002
                                      Dallas, TX  75250-9002
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                NFSC FEBO # CNS-000094              36.87%
Class A                               Howard M. Brandes Trustee
                                      U/A 6/26/84
                                      Account # 2
                                      10670 Wilkins Ave. #2
                                      Los Angeles, CA  90024-5842
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                NFSC FEBO # BHS--054055              5.90%
Class A                               Jeffrey Gelfand
                                      1616 San Ysidio Dr.
                                      Beverly Hills, CA  90120-2113
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                NFSC FEBO # BHS-092096              6.31%
Class A                               NFSC/FMTC IRA
                                      FBO Richard M. Powell
                                      780 Holmby
                                      Los Angeles, CA  90024-3320
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                NFSC FEBO # BHS-119938              5.51%
Class A                               Deborah Drooz Trustee
                                      The Eagle's Tr
                                      U/A 4/23/98
                                      2029 Century Park E., Suite 1800
                                      Los Angeles, CA  90067-3004
-----------------------------------------------------------------------------------------------------------

                                      -51-



-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                NFSC FEBO # BHS-128066              12.89%
Class A                               Victor Amira Trustee
                                      Victor Amira MD, A Medical Group
                                      401k PSP & TR DTD 8/26/98
                                      8920 Wilshire Blvd., #320
                                      Beverly Hills, CA  90211-2003
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund,                NFSC FEBO # CNS-001643              7.50%
Class A                               Howard Brandes Trustee
                                      David Jonathan Lytell Tr
                                      U/A 11/22/88
                                      10760 Wilkins Ave., #2
                                      Los Angeles, CA  90024-5842
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund, Class A          Attn. MM012                         12.80%
                                      C/o Jamner Meschures Campeas
                                      NFSC FEBO # MGR--002534
                                      Antonia Bogdanovich
                                      760 N. La Cienega Blvd.
                                      Los Angeles, CA  90069-5204
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund, Class A          NFSC FEBO # BHS-000540              24.23%
                                      Peter J. Aykroyd Trustee
                                      Peter J. Aykroyd Employees Ret.
                                      Tr.
                                      DTD 12/30/96
                                      8033 Sunset Blvd.,
                                      PMB# 4048
                                      Los Angeles, CA  90046-2401
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund, Class A          C/o Jamner Meschures & Campeas      9.33%
                                      NFSC FEBO # BHS-011576
                                      Alexandra Boganovich
                                      760 N. La Cienega Blvd.
                                      Los Angeles, CA  90069-5204
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund, Class A          NFSC FEBO # BHS-108090              49.67%
                                      Norman A. Shapiro DDS Trustee
                                      Norman A. Shapiro DDS
                                      A Prof Corp.
                                      PSP & Tr DTD 2/25/97
                                      6319 De Soto, #401
                                      Woodland Hills, CA  91367-2647
-----------------------------------------------------------------------------------------------------------

                                      -52-


-----------------------------------------------------------------------------------------------------------
CNI Government Bond Fund, Class A     NFSC FEBO # CNS-001392              90.91%
                                      Vernon C. Kozlen
                                      Sandra J. Kozlen
                                      3530 Valley Meadow Road
                                      Sherman Oaks, CA  91403-4839
-----------------------------------------------------------------------------------------------------------
CNI Government Bond Fund, Class A     SEI Corporation                     9.09%
                                      C/o SEI Escrow
                                      PO Box 1100
                                      Oaks, PA  19456-1100
-----------------------------------------------------------------------------------------------------------


As of January 2, 2001, the Trustees and officers of the Trust owned, in aggregate, of record less than 1% of the outstanding shares of each Fund.

                             PERFORMANCE INFORMATION

As noted in the Prospectus, the Funds may, from time to time, quote various performance figures in advertisements and other communications to illustrate their past performance. Performance figures will be calculated separately for different classes of shares.

YIELD QUOTATION. The Funds' 30-day yield figure is calculated according to a formula prescribed by the SEC, expressed as follows:

                                                6
                          YIELD = 2[(1+[a-b]/cd)  - 1]


     Where:   a     =    dividends and interest earned during the period.

              b     =    expenses accrued for the period (net of reimbursement).

              c     =    the average daily number of shares outstanding during
                         the period that were entitled to receive dividends.

              d     =    the maximum offering price per share on the last day
                         of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.

The tax-equivalent yield for the California Tax Exempt Bond Fund for the 30-day period ended

September 30, 2000, is 6.88% for the Class A shares and 7.12% for the Institutional Class shares (assuming a combined Federal and California income tax rate of 45.22%).

AVERAGE ANNUAL TOTAL RETURN. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                      n
                              P(1 + T) = ERV

     Where:   P        =      a hypothetical initial payment of $1,000.


              T        =      average annual total return.


              n        =      number of years.

              ERV      =      Ending Redeemable Value of a hypothetical $1,000
                              investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

The average annual total return for the Class A shares of each Fund, computed as of September 30, 2000, is shown in the table below:


             ---------------------------------------------------------------
             FUND NAME                                   CUMULATIVE SINCE
                                                         INCEPTION
             ---------------------------------------------------------------
             California Tax Exempt Bond Fund (1)          5.32%*
             ---------------------------------------------------------------
             Government Bond Fund (1)                     5.34%*
             ---------------------------------------------------------------
             Corporate Bond Fund (1)                      5.93%*
             ---------------------------------------------------------------
             Large Cap Value Fund (1)                     0.94%*
             ---------------------------------------------------------------
             Large Cap Growth Fund (2)                   -6.50%*
             ---------------------------------------------------------------

(1) Class A Shares commenced operations on April 13, 2000. Class A Share performance for the period prior to April 13, 2000 reflects the performance of the each Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown. Institutional Shares commenced operations on January 14, 2000.

(2) Class A Shares commenced operations on March 28, 2000. Class A Share performance for the period prior to March 28, 2000 reflects the performance of the this Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown. Institutional Shares commenced operations on January 14, 2000.

* Cumulative inception to date.

The average annual total return for the Institutional Class shares of each Fund, computed as of September 30, 2000, is shown in the table below:

           ------------------------------------------------------------------
           FUND NAME                                       SINCE INCEPTION
           ------------------------------------------------------------------
           California Tax Exempt Bond Fund (1)                  5.43%*
           ------------------------------------------------------------------
           Government Bond Fund (1)                             5.64%*
           ------------------------------------------------------------------
           Corporate Bond Fund (1)                              5.76%*
           ------------------------------------------------------------------
           Large Cap Value Fund (1)                             0.99%*
           ------------------------------------------------------------------
           Large Cap Growth Fund (1)                           -6.30%*
           ------------------------------------------------------------------

            (1)   Institutional Shares commenced operations on January 14, 2000.
            *     Cumulative inception to date.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                        PURCHASE AND REDEMPTION OF SHARES

Purchase and redemption of shares of the Funds may be made on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Trust is closed for business are: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares.

The Funds will accept investments in cash only in U.S. dollars. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Funds and valued as they are for purposes of computing the Funds' net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Funds at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Funds may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Funds with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Funds are required to withhold taxes if a number is not delivered within seven days.

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Investment Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                                OTHER INFORMATION

The Prospectus of the Funds and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

In 2000, the Board of Trustees approved to change each Fund's fiscal year-end from October 31, to September 30. Audited financial statements for the relevant periods ended September 30, 2000 for the Funds, as contained in the Annual Report to Shareholders of the Funds for the fiscal year ending September 30, 2000, are incorporated herein by reference.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES


     Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's") and Fitch Investors Service, L.P. ("Fitch").

STANDARD & POOR'S RATING GROUP
------------------------------

BOND RATINGS

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

BOND RATINGS

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATINGS

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH INVESTORS SERVICE, L.P.
-----------------------------

BOND RATINGS

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD AND D       Bonds rated DDD, DD and D are in actual default of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

-------------------------------------------------------------------------------

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                            TECHNOLOGY GROWTH FUND

-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION









                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                             TECHNOLOGY GROWTH FUND

                     Institutional Class and Class A Shares





                                January 31, 2001




This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses for the Technology Growth Fund (the "Fund") dated January 31, 2001, which may be amended from time to time. The Fund is a diversified investment portfolio of the CNI Charter Funds (the "Trust"), an open-end, management investment company. The Trust was formerly called the Berkeley Funds.


To obtain a free copy of the above-referenced prospectuses, call 1-888-889-0799.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds and other securities involves risks, including possible loss of principal.


                                                                Page
                                                                ----

INVESTMENT TECHNIQUES.............................................1

INVESTMENT RESTRICTIONS...........................................8

RISK CONSIDERATIONS...............................................9

MANAGEMENT OF THE TRUST..........................................13

PORTFOLIO TRANSACTIONS...........................................19

DISTRIBUTIONS AND TAXES..........................................20

SHARE PRICE CALCULATION..........................................24

DISTRIBUTION PLAN................................................25

SHAREHOLDER SERVICES AGREEMENT...................................27

PRINCIPAL HOLDERS OF SECURITIES..................................28

EXPENSES.........................................................28

GENERAL INFORMATION..............................................29

PERFORMANCE INFORMATION..........................................30

PURCHASE AND REDEMPTION OF SHARES................................31

OTHER INFORMATION................................................31

CODE OF ETHICS...................................................32

FINANCIAL STATEMENTS.............................................32

                              INVESTMENT TECHNIQUES

The prospectuses of the Fund show the principal strategies and risks of investing in the Fund. This Statement of Additional Information shows additional strategies and risks of the Fund that an investor should also consider.

EQUITY SECURITIES - The Fund will purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES AND SECURITIES WARRANTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

INVESTMENT COMPANY SHARES. The Fund will invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of another company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

HIGHLY LIQUID INVESTMENTS. The Fund will invest in cash and cash equivalents. The Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. The Fund may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less. The Fund may invest in certificates of deposit. Certificates of deposit are interest-bearing instruments with specific maturities. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities. Fixed income securities are debt obligations issued by the U.S. Government and its agencies, corporations, municipalities and other borrowers. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.

FUTURES AND OPTIONS ON FUTURES. The Fund may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximately the value of some or all of the Fund's securities denominated in such foreign currency.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

PRIVATIZATIONS. The Fund may invest in privatizations. Foreign governmental programs of selling interests in government-owned or -controlled enterprises may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

SPECIAL SITUATIONS. The Fund may invest in special situations. The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Investment Manager based on criteria reviewed by the Board.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (1) insufficient trading interest in certain options; (2) restrictions on opening transactions or closing transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances which interrupt normal operations on an exchange;
(5) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (6) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. The Fund does not intend to write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund or its agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Investment Manager will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Fund to enter into repurchase agreements with any bank the Investment Manager may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager will monitor compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements, in some circumstances, may not be tax exempt.

RESTRICTED AND RULE 144A SECURITIES. The Fund may purchase restricted and Rule 144A securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determination of liquidity to the Fund's Investment Manager pursuant to guidelines approved by the Board. The Investment Manager will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security, (2) the number of dealers willing and ready to purchase and sell the security, (3) whether any dealers have agreed to make a market in the security, (4) the number of other potential purchasers for the security, and (5) the nature of the securities and the nature of the marketplace trades. To the extent the Investment Manager according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to the Fund's percentage limit on illiquid securities investment.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (I.E., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

COMMERCIAL PAPER. The Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by

Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act")("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, pursuant to guidelines approved by the Board, will monitor the Fund's investments in these securities, focusing on such important factors as, among others, valuation, liquidity, and availability of information.

U.S. GOVERNMENT AGENCY OBLIGATIONS. The Fund may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Fund may purchase securities guaranteed by GNMA, which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (i.e., GNMA), and others are supported by the right of the issuer to borrow from the Treasury. The agencies or instrumentalities of the U.S. Government may guarantee the payment of principal at the maturity of an obligation. Thus, in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

INDEX-BASED INVESTMENTS. The Fund may invest in index-based investments. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(1) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"), (2) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (3) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options and Futures on Options" involved in the writing of options on securities.

BORROWING POLICY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The Fund may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and

(ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may
(i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold securities that are illiquid, or are otherwise not readily marketable, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) apply at the time of purchase. If, subsequent to the Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose of a portion of such holding so that the above set-forth limit will not be exceeded. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.

                               RISK CONSIDERATIONS

The prospectuses of the Fund show the principal strategy and risks of investing in the Fund. This Statement of Additional Information shows additional strategies and risks of the Fund that an investor should also consider.

TECHNOLOGY COMPANIES

The Fund invests primarily in equity securities which, by definition, entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Investment Manager. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

To the extent the Fund concentrates its investments in industries generally associated with technology, its share value may be more volatile than that of more-diversified mutual funds. The Fund's share value will reflect trends specific to technology industries, which may be subject to greater changes in governmental policies and regulation than many other industries. Additionally, technology companies can be particularly affected by such specific risks as: aggressive product prices due to competitive pressure from numerous market entrants, short product cycles, rapid rate of change, and product obsolescence at a more frequent rate than other types of companies caused by rapid technological advances; and risks that new products will fail to meet expectations or even reach the marketplace, among others. In addition, these companies tend to be capital intensive and, as a result, may not be able to recover all capital investment costs.

The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies. While smaller companies often have potential for rapid growth, investment in them frequently involves greater risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales of securities of smaller companies, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

FOREIGN SECURITIES

The Fund may purchase securities issued by governments of foreign countries and companies domiciled in, or deriving a significant portion of their revenue or income from, foreign countries. Accordingly, shareholders should consider carefully the substantial additional risks involved in investing in these securities. Foreign investments involve the possibility of taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States.

Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Because certain securities may be denominated in foreign currencies, the value of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Investment Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

EXCHANGE RATES AND POLICIES

The Fund may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Investment Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Investment Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

DEBT

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Investors also should recognize that, in periods of declining interest rates, the Fund's returns will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's returns will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing the Fund's current returns. In periods of rising interest rates, the opposite can be expected to occur.

The value of commercial paper and other securities in the Fund's portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager set forth below. The persons listed below may have held other positions with their employers named below during the relevant period. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.



                   NAME                      AGE     POSITION WITH         PRINCIPAL OCCUPATION FOR THE
                                                       THE TRUST                 PAST FIVE YEARS

-----------------------------------------------------------------------------------------------------------------
Irwin G. Barnet, Esq.                       62      Trustee           An attorney and a principal (September,
Crosby, Heafey, Roach & May, P.C.                                     2000-Present); an attorney and principal
1901 Avenue of the Stars, Suite 700                                   of Sanders, Barnet, Goldman, Simons &
Los Angeles, California  90067                                        Mosk, a law firm, (prior to September, 2000).

Maria D. Hummer, Esq.*                      56      Trustee           An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                        Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                          Section of that law firm.
Los Angeles, California  90064

Victor Meschures, CPA                       62      Trustee           A Certified Public Accountant with
Meschures, Campeas, Thompson,                                         Meschures, Campeas, Thompson, Snyder
    Snyder and Pariser, LLP                                           and Pariser, LLP, an accounting firm.
760 North La Cienega Boulevard
Los Angeles, California  90069

William R. Sweet                            63      Trustee           Retired; Executive Vice President,
81 Tiburon Road                                                       Union Bank of California (1985-1996).
Tiburon, California  94920

James R. Wolford                            46      Trustee           Senior Vice President and Chief
Forecast Commercial Real Estate Services                              Operating Officer (2000-present);
Inc.                                                                  Senior Vice President and Chief
3602 Inland Empire Blvd.                                              Financial Officer, Bixby Ranch
Suite A-105                                                           Company, a real estate company
Ontario, CA  91764                                                    (1994-2000).

Vernon C. Kozlen                            56      President and     Executive Vice President and Division
City National Bank                                  Chief Executive   Manager of the Investment Manager
400 N. Roxbury Drive                                Officer           (1996-Present); First Interstate
Beverly Hills, CA 90210                                               Bank, Executive Vice President of
                                                                      Trust and Private Client Services
                                                                      (1985-1996).


                   NAME                      AGE     POSITION WITH         PRINCIPAL OCCUPATION FOR THE
                                                       THE TRUST                 PAST FIVE YEARS

--------------------------------------------------------------------------------------------------------------
Jeffrey Fries                               39      Controller and    Director, Fund Accounting and
SEI Investments                                     Chief             Administration, of the Administrator
One Freedom Valley Drive                            Operating         (1997-Present), Vice President, Smith
Oaks, Pennsylvania  19456                           Officer           Barney Corporate Trust Company
                                                                      (1991-1997)

Lydia A. Gavalis, Esq.                      34      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         the Distributor (1998-Present);
Oaks, Pennsylvania  19456                                             Assistant General Counsel and
                                                                      Director of Arbitration, Philadelphia
                                                                      Stock Exchange (1989-1998).

Richard A. Weiss                            40      Vice President    Senior Vice President and Chief
City National Bank                                  and Assistant     Investment Officer of the Investment
400 N. Roxbury Drive                                Secretary         Manager (1999-Present); Sanwa Bank
Beverly Hills, CA 90210                                               California, Executive Vice President
                                                                      and Chief Investment Officer
                                                                      (1994-1999).

Timothy D. Barto                            32      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator
One Freedom Valley Drive                            Secretary         (1999-Present), Associate, Dechert,
Oaks, Pennsylvania  19456                                             Price & Rhoads (1997-1999),
                                                                      Associate, Richter, Miller & Finn
                                                                      (1994-1997).

William E. Zitelli, Jr.                     32      Vice President    Vice President and Assistant
SEI Investments                                     and Secretary     Secretary of the Administrator and
One Freedom Valley Drive                                              Distributor (2000-Present); Vice
Oaks, Pennsylvania  19456                                             President, Merrill Lynch & Co., Asset
                                                                      Management Group (1998-2000);
                                                                      Associate, Pepper Hamilton LLP
                                                                      (1997-1998); Associate, Reboul,
                                                                      MacMurray, Hewitt, Maynard & Kristol
                                                                      (1994-1997)

Christine M. McCullough                     40      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         the Distributor (1995-Present).
Oaks, Pennsylvania  19456


                   NAME                      AGE     POSITION WITH         PRINCIPAL OCCUPATION FOR THE
                                                       THE TRUST                 PAST FIVE YEARS

--------------------------------------------------------------------------------------------------------------
Rodney J. Olea                              35      Vice President    Senior Vice President and Director of
City National Bank                                  and Assistant     Fixed Income of the Investment
400 N. Roxbury Drive                                Secretary         Manager (1994-Present).
Beverly Hills, CA 90210

Todd Cipperman                              34      Vice President    Senior Vice President, General
SEI Investments                                     and Assistant     Counsel and Assistant Secretary of
One Freedom Valley Drive                            Secretary         the Administrator and the Distributor
Oaks, Pennsylvania  19456                                             (2000-Present), Vice President and
                                                                      Assistant Secretary of the
                                                                      Administrator and Distributor
                                                                      (1995-2000); Associate, Dewey
                                                                      Ballantine (1994-1995).

*This Trustee is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 Act.

The following table sets forth Trustee compensation for the fiscal period from November 1, 1999 through September 30, 2000.

    Name of Person, Position         Aggregate Compensation From          Total Compensation From
                                   Registrant during fiscal period   Registrant and Fund Complex Paid
                                        ended Sept. 30, 2000*        to Trustees during fiscal period
                                                                           ended Sept. 30, 2000*
Irwin G. Barnet
Trustee                                         $7,750                            $7,750
Maria D. Hummer
Trustee                                           $0                                $0
Victor Meschures
Trustee                                         $7,750                            $7,750
William R. Sweet
Trustee                                         $7,750                            $7,750
James R. Wolford
Trustee                                         $7,750                            $7,750

----------
* For the fiscal year ending September 30, 2001, aggregate compensation from the Trust and total compensation from Fund and Fund complex paid to Trustees is expected to be $15,000.

** Ms. Hummer is considered an interested person of the Trust and her Compensation is paid by City National Bank and not by the Trust.

INVESTMENT MANAGER


The Trust and City National Bank (the "Investment Manager" or "CNB") entered into an Investment Management Agreement (the "Management Agreement") dated as of April 1, 1999 regarding the Trust. The Management Agreement was effective as to the Fund subsequent to that date. The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's investment strategies, manages the Fund's investment portfolio and provides other services necessary to the operation of the Fund and the Trust. CNB, founded in the early 1950s, is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. CNB is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.


The Investment Manager currently is exempt from registering as an investment adviser under the Investment Advisers Act of 1940 because of its status as a bank. However, effective May 2001, divisions of banks which advise registered investment companies will be required to register as investment advisers with the Securities and Exchange Commission (the "SEC"), as is currently required of non-bank entities. CNB currently intends to register with the SEC either City National Investments, as the division of CNB advising the Trust, or an entity separate from CNB formed by CNB to advise the Trust, before May 2001.

The fees payable under the Management Agreement, and any fee waiver or expense reimbursement arrangements, with respect to the Fund are described in the Fund's prospectuses.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


The Investment Management Agreement with respect to the Fund will be in effect for a two-year term (the "Initial Term") from its effective date, and thereafter will continue in effect for one-year terms subject to annual approval (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the Investment Company
Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time upon 60 days' notice by either party or by a majority vote of the outstanding shares of the Fund, and shall terminate automatically upon its "assignment" (as such term is defined in the Investment Company Act).


The Investment Manager provides the Fund with investment management services. The Investment Manager is obligated under the Management Agreement to pay the excess of the Fund's operating expenses as disclosed in the applicable Prospectus. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally intends to seek reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

The Management Agreement was approved with respect to the Fund by the Board at a duly called in-person meeting. In considering the Management Agreement, the Trustees specifically considered the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Fund is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Fund.

The Investment Manager's investment management fees are allocated among the classes of the Fund according to the relative net asset values of the classes.

ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, fund accounting, regulatory reporting, necessary office space, equipment, personnel, compensation and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive renewal terms of two (2) years each, unless terminated by mutual agreement, by either party on not less than 60 days' prior written notice to the other party, upon the liquidation of the Fund, upon the liquidation of the Administrator, or upon 45 days written notice following an uncured material breach.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares, Inc., iShares Trust, Johnson Family Funds, Inc., Millennium Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

Pursuant to a sub-administration agreement between the Administrator and CNB, CNB will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.075% of the Fund's average daily net assets.

PRINCIPAL DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan of the Trust discussed below, and expects to reallow substantially all of the fees to broker-dealers and service providers, including the Investment Manager and its affiliates, that provide distribution-related services. The Distributor receives distribution fees pursuant to the Distribution Plan on behalf of Class A shares of the Fund and expects to reallow substantially all of the fees to broker-dealers and service providers, including CNB and its affiliates, that provide distribution-related services.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 (the "Transfer Agent"), serves as transfer agent for the Fund.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank, located at 530 Walnut Street, Philadelphia, PA 19101, serves as the Custodian (the "Custodian") of the Fund's assets.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

The Trust's independent auditors, KPMG LLP, audit and report on the annual financial statements of the Fund and review the Fund's federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 355 South Grand Avenue, Los Angeles, California 90071.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.


                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objectives of the Fund; invest money obtained from the sale of the Fund's shares; reinvest proceeds from maturing, or the sale of portfolio securities; and meet redemptions of the Fund's shares. Portfolio transactions may increase or decrease the return of the Fund depending upon management's ability correctly to time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board, the Investment Manager generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions, though agency trades are permissible. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research, and statistical services to the Funds or to the Investment Manager, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Investment Manager in advising other clients. The Investment Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Management Agreement, as appropriate, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Investment Manager in carrying out its responsibilities to that Fund or to other discretionary advisory clients of the Investment Manager.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Investment Manager determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.


                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund receives income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends and paid to the Fund's shareholders.

The amount of ordinary income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed or minimum rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.

The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months, and 18% with respect to capital assets acquired after December 31, 2000 and held for more than 5 years. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution per share paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax Exempt Fund to the extent they are not subject to income taxes).

Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any) and its net exempt-interest income (if any), and will seek to distribute each year substantially all of its net capital gains (if any) and meet certain other requirements. Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund's earnings are distributed. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies, and
(2) diversify its holdings so that at the end of each quarter of its taxable years (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items (including receiveables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable years. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Any distributions by the Fund of long-term capital gain will be taxable to a shareholder as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to qualifying as a regulated investment company.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the Internal Revenue Service (the "IRS") all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Fund may from time to time use "equalization accounting" in determining the portion of its net investment income and/or capital gains that has been distributed. If the Fund elects to use equalization accounting, it will allocate a portion of its net investment income and/or realized capital gains to redemptions of Fund shares which will reduce the amount of such income and capital gains that the Fund is required to distribute under the distribution requirements of the Code. The IRS has not published clear guidance concerning the methods to be used in allocating investment income and capital gains to the redemption of shares. In the event the IRS determines that the Fund is using an improper method of allocation and that it has under-distributed its net investment income and/or capital gains for any taxable year, the Fund may be liable for additional federal income tax, interest and penalties. This additional tax, interest and penalties could be substantial. In addition, shareholders of the Fund at the time of such determination may receive an additional distribution of net investment income and/or capital gains.

If a shareholder sells its shares of a Fund within 6 months after the shares have been purchased by such a shareholder, and to the extent the shareholder realizes a loss on the sale of the shares, the shareholder will not be able to recognize such a loss to the extent that tax-exempt interest dividends have been paid with respect to their shares. If a shareholder sells shares of a Fund within 6 months after the shares have been purchased by such a shareholder, any losses realized by the shareholder on such a sale will be treated as long-term capital losses to the extent that the shareholder has received a long-term capital gain dividend distribution with respect to its shares of a Fund.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata shares of any foreign income taxes paid by the Fund, and (ii) entitled either to deduct their shares of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If 50% or less in value of the Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata shares of the foreign income taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Fund at rates up to 30% (subject to reduction under certain income tax treaties).




                             SHARE PRICE CALCULATION

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price.

Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.

These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost that approximates fair market value.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Investment Manager supplies the Administrator with the appropriate broker contact, and to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned in the Trust are valued at the closing prices (as determined prior to the Fund's determination of NAV) on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates.

Valuation corrections are required where variations in NAV are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the NAV variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

The Administrator has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Trust's daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per week the Administrator provides the broker supplied value to the Investment Manager for review and approval. In addition, the Investment Manager will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee of the Board of Trustees, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Investment Manager determine the value of a portfolio security outside of the established pricing framework.

If the value for a security cannot be determined pursuant to these procedures, the Trust's Fair Value Committee will determine the security's value using Fair Value Procedures established by the Board of Trustees.

                                DISTRIBUTION PLAN


The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan adopted for the Class A shares provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of the Fund's Class A shares that the Distributor will use to compensate broker-dealers and service providers, including CNB and its affiliates and affiliates of the Distributor, that provide distribution-related services to the Class A shareholders or to their customers who beneficially own the Class A shares. The distribution fee for any given period is not limited to the actual distribution expenses incurred, and the distribution fee may exceed the distribution expenses actually incurred. The Fund's annual distribution fee rate for the current fiscal period is was 0.30%.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

The Investment Manager receives distribution fees from the Distributor in return for providing certain distribution related services respecting Class A shares of the Fund. The Investment Manager also benefits from the distribution plan because of increased management fees resulting from any increase in the net assets of the Fund due to distribution efforts pursuant to the distribution plan. Except as described above, no interested person of the Trust or any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the distribution plan or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Plan provides that the distribution fees paid by a particular class of the Fund may only be used to pay for the distribution expenses of that class.

Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. Shares are not obligated under the Plan to pay any distribution expense in excess of the distribution fee. Thus, if the Plan is terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class to the Distributor.

The Board, when approving the establishment of the Plan, determined that there are various anticipated benefits to the Fund from such establishment, including the likelihood that the Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Plan (and any distribution agreement between the Fund, the Distributor or the Investment Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Investment Manager, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the class to which the Plan applies.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Investment Manager on behalf of the shares of the Funds. In addition, as long as the Plan remain in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Independent Trustees.

                         SHAREHOLDER SERVICES AGREEMENT

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager may pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for its customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating

Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Fund's Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 2, 2001, the following shareholders held of record the following numbers of shares of the following classes of the Fund.


CLASS                        SHAREHOLDER                                 PERCENTAGE OF CLASS
                                                                         HELD


Institutional Class          City National Bank                          99.36%
                             Fiduciary for Various Accounts
                             Attn:  Trust Ops/Mutual Funds
                             PO Box 60520
                             Los Angeles, CA  90060-0520

Class A                      NFSC FEBO #CNS-000094                       91.67%
                             Howard Brandes Trustee
                             U/A 6/26/84
                             Account #2
                             10760 Wilkins Ave., #2
                             Los Angeles, CA 90024-5842

Class A                      NFSC FEBO #CNS-001643                       8.05%
                             Howard Brandes Trustee
                             David Jonathan Lytell Tr
                             U/A 11/22/88
                             10760 Wilkins Ave., #2
                             Los Angeles, CA 90024-5842

As of January 2, 2001, the Trustees and officers of the Trust owned, in aggregate, of record less than 1% of the outstanding shares of the Fund.


                                    EXPENSES


The Trust pays the expenses of its operations, including: the fees and expenses of independent auditors, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues. In its role as Investment Manager, CNB has agreed to limit its investment management fees or reimburse the expenses of the various classes of the Funds as described in the Fund's prospectuses.

                               GENERAL INFORMATION


The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the Prime Money Market Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund, which also offer Class S shares. Currently, the Trust offers shares of ten series - the Fund described in this SAI and the Large Cap Growth Equity Fund, the Large Cap Value Equity Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund, the High Yield Bond Fund, the Prime Money Market Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund, which have their own Prospectuses and SAIs. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.


The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectuses and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                             PERFORMANCE INFORMATION

As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for different classes of shares.

AVERAGE ANNUAL TOTAL RETURN. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                             n
                                     P(1 + T)  = ERV


         Where:        P        =    a hypothetical initial payment of $1,000.


                       T        =    average annual total return.


                       n        =    number of years.

                       ERV      =    Ending Redeemable Value of a
                                     hypothetical $1,000 investment made
                                     at the beginning of a 1-, 5- or
                                     10-year period at the end of each
                                     respective period (or fractional
                                     portion thereof), assuming
                                     reinvestment of all dividends and
                                     distributions and complete
                                     redemption of the hypothetical
                                     investment at the end of the
                                     measuring period.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any period should not be considered as a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

                        PURCHASE AND REDEMPTION OF SHARES

Purchase and redemption of shares of the Fund may be made on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Trust is closed for business are: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares.

The Fund will accept investments in cash only in U.S. dollars. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered within seven days.


The Fund may suspend the right of redemption or postpone the date of payment during any period when (1) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company
Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (3) for such other period as the SEC may permit for the protection of the Fund's shareholders.


The Fund may suspend the right of redemption or postpone the date of payment during any period when (1) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (3) for such other period as the SEC may permit for the protection of the Fund's shareholders.


                                OTHER INFORMATION

The Prospectuses of the Fund and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.


                                 CODE OF ETHICS

The Trust, the Investment Manager and the Distributor each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the SEC's August 20, 1999 adopting release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions intended to ensure that the Funds are treated fairly. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchase or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, certain money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" Fund directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Trust, the Investment Manager and the Distributor are on public file with, and are available from, the SEC.


                              FINANCIAL STATEMENTS


In 2000, the Trust changed its fiscal year-end from October 31 to September
30. There are no audited financial statements for the Fund because the Fund was not yet in operation as of the end of the previous fiscal period, September 30, 2000.

-------------------------------------------------------------------------------

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                             HIGH YIELD BOND FUND

-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION








                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                              HIGH YIELD BOND FUND

                     Institutional Class and Class A Shares


                                January 31, 2001



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses for the High Yield Bond Fund (the "Fund") dated January 31, 2001, which may be amended from time to time. The Fund is a diversified investment portfolio of the CNI Charter Funds (the "Trust"), an open-end, management investment company. The Trust was formerly called the Berkeley Funds. Audited financial statements for the relevant period ended September 30, 2000 for the Fund, as contained in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2000, are incorporated herein by reference.


To obtain a free copy of the above-referenced prospectus, please call 1-888-889-0799.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued,endorsed or guaranteed by City National Bank. Investing in mutual funds and other securities involves risks, including possible loss of principal.

INVESTMENT TECHNIQUES                                          1

INVESTMENT RESTRICTIONS                                        18

RISK CONSIDERATIONS                                            20

MANAGEMENT OF THE TRUST                                        24

PORTFOLIO TRANSACTIONS                                         32

DISTRIBUTION AND TAXES                                         33

SHARE PRICE CALCULATION                                        37

DISTRIBUTION PLAN                                              38

SHAREHOLDER SERVICES AGREEMENT                                 40

EXPENSES                                                       41

CODE OF ETHICS                                                 41

GENERAL INFORMATION                                            42

PRINCIPAL HOLDERS OF SECURITIES                                43

PERFORMANCE INFORMATION                                        44

PURCHASE AND REDEMPTION OF SHARES                              46

OTHER INFORMATION                                              47

FINANCIAL STATEMENTS                                           48

APPENDIX - RATINGS OF INVESTMENT SECURITIES                  A-49

                          INVESTMENT TECHNIQUES

The prospectuses of the Fund shows the principal strategy and risks of investing in the Fund. This Statement of Additional Information shows additional strategies and risks of the Fund that an investor should also consider.

FIXED INCOME SECURITIES. The Fund will invest in fixed income securities. Fixed income securities are debt obligations issued by corporations, the U.S. Government and its agencies, municipalities and other borrowers. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

VARIABLE FLOATING NAD RATE INSTRUMENTS. The Fund may invest in variable and floating rate instruments. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.

DEPOSITARY RECEIPTS,CONVERTIBLE SECURITIES AND SECURITIES WARRANTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The Fund may also invest in fixed income securities convertible into equity securities and warrants to purchase equity securities.

MORTGAGE RELATED SECURITIES AND DERIVATIVE SECURITIES. The Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. The Fund uses these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Fund.

    AGENCY MORTGAGE-RELATED SECURITIES. Investors in the Fund should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

    MORTGAGE-RELATED SECURITIES - GOVERNMENT NATIONAL MORTAGE ASSOCIATION. GNMA is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

    MORTAGE-RELATED SECURITIES - FEDERAL NATIONAL MORTGAGE ASSOCIATION. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

    MORTGAGE-RELATED SECURITIES - FEDERAL HOME LOAN MORTGAGE CORPORATION. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

    PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. Amortization Class CMOs ("PAC Bonds") are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. Some mortgage-related securities are offered through private placements that are restricted as to further sale. The value of these securities may be very volatile.

    ADJUSTABLE-RATE MORTGAGE-RELATED SECURITIES. Because the interest rates on the mortgages underlying ARMs reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of ARMs is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally.

    OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

The value of derivative securities known as "floaters" and "inverse floaters" vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

FUTURES AND OPTIONS ON FUTURES. The Fund may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of another company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximately the value of some or all of the Fund's securities denominated in such foreign currency.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

ZERO COUPON BOND. The Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The "original issue discount" on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

PAY-IN-KIND BONDS. Investments of the Fund in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow, debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

REITS. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A real estate investment trust ("REIT") is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

PRIVATIZATIONS. The Fund may invest in privatizations. Foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

SPECIAL SITUATIONS. The Fund may invest in special situations. The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Investment Manager based on criteria reviewed by the Board.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Investment Manager or Sub-Adviser deems it appropriate to do so.

The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund or its agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Investment Manager or Sub-adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Fund to enter into repurchase agreements with any bank the Investment Manager may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager or Sub-adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements, in some circumstances, may not be tax exempt.

RESTRICTED AND RULE 144A SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determination of liquidity to the Fund's Investment Manager or Sub-adviser pursuant to guidelines approved by the Board. The Investment Manager or Sub-adviser will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security,
(2) the number of dealers willing and ready to purchase and sell the security, (3) whether any dealers have agreed to make a market in the security, (4) the number of other potential purchasers for the security, and
(5) the nature of the securities and the nature of the marketplace trades. To the extent the Investment Manager or Sub-adviser, according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to the Fund's percentage limit on illiquid securities investment.

LENDING OF PORTFOLIO SECURITIES. Although the Fund currently does not intend to do so, the Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (I.E., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

HIGHLY LIQUID INVESTMENTS. The Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. The Fund may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less. The Fund may invest in certificates of deposit. Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Fund's portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

MUNICIPAL SECURITIES. The Fund may invest in municipal securities. Municipal securities consist of (1) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (2) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

    MUNICIPAL LEASES. The Fund may invest in municipal leases. The Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

    MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. The Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

COMMERCIAL PAPER. The Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act")("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, or Sub-advisers, pursuant to guidelines approved by the Board will monitor the Fund's investments in these securities, focusing on such important factors as, among others, valuation, liquidity, and availability of information.

TIME DEPOSITS. The Fund may invest in time deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. The Fund may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including, the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Fund may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, HLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (I.E., GNMA), others are supported by the right of the issuer to borrow from the Treasury. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

BORROWING POLICY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

EQUITY SECURITIES. The Fund may purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the fund to fluctuate.

Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                    INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The Fund may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or
(ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
(ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold securities that are illiquid, or are otherwise not readily marketable, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) apply at the time of purchase. If, subsequent to the Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose of a portion of such holding so that the above set-forth limit will not be exceeded. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.

                             RISK CONSIDERATIONS

DEBT

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Investors also should recognize that, in periods of declining interest rates, the Fund's returns will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's returns will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing the Fund's current returns. In periods of rising interest rates, the opposite can be expected to occur.

The value of commercial paper and other securities in the Fund's portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

LOW GRADE, HIGH YIELD DEBT

Lower rated securities are defined as securities below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"), as discussed in the appendix attached hereto. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing highest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisitions and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the fund to the risks of high yield securities.

FOREIGN SECURITIES

The Fund may purchase securities issued by governments of foreign countries. Accordingly, shareholders should consider carefully the substantial additional risks involved in investing in these securities. Foreign investments involve the possibility of taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Because certain securities may be denominated in foreign currencies, the value of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Investment Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

EMERGING MARKETS

Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

The economies of many of these countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

In certain of these countries, severe and persistent levels of inflation, including, in some cases, hyperinflation, has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain of these countries has also been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of these countries are highly dependent on foreign loans for their operation. There have been moratoria on, and reschedulings of, repayment with respect to many countries' debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

EXCHANGE RATES AND POLICIES

The Fund may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Investment Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Investment Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

PREPAYMENTS

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Investment Manager in managing interest rate risks including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Investment Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

                    MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager are set forth below. The persons listed below may have held other positions with their employers named below during the relevant period. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


               NAME                          AGE      POSITION WITH         PRINCIPAL OCCUPATION FOR THE
                                                       THE TRUST                 PAST FIVE YEARS
------------------------------------------- ------- ----------------- ---------------------------------------
Irwin G. Barnet, Esq.                       62      Trustee           An attorney and a principal (September,
Crosby, Heafey, Roach & May, P.C.                                     2000-Present); an attorney and principal
1901 Avenue of the Stars, Suite 700                                   of Sanders, Barnet, Goldman, Simons &
Los Angeles, California  90067                                        Mosk, a law firm, (prior to September, 2000).


Maria D. Hummer, Esq.*                        56    Trustee           An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                        Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                          Section of that law firm.
Los Angeles, California  90064

Victor Meschures, CPA                         62    Trustee           A Certified Public Accountant with
Meschures, Campeas, Thompson,                                         Meschures, Campeas, Thompson, Snyder
    Snyder and Pariser, LLP                                           and Pariser, LLP, an accounting firm.
760 North La Cienega Boulevard
Los Angeles, California  90069

William R. Sweet                              63    Trustee           Retired; Executive Vice President,
81 Tiburon Road                                                       Union Bank of California (1985-1996).
Tiburon, California  94920

James R. Wolford                              46    Trustee           Senior Vice President and Chief
Forecast Commercial Real Estate                                       Operating Officer (2000-present);Senior
    Services, Inc.                                                     Vice President and Chief Financial
3602 Inland Empire Blvd.                                              Officer, Bixby Ranch Company, a real
Suite A-105                                                           estate company, an owner, operator and
Ontario, CA  91764                                                    developer of real estate (1994-2000).

Vernon C. Kozlen                              56    President and     Executive Vice President and Division
City National Bank                                  Chief Executive   Manager of the Investment Manager
400 N. Roxbury Drive                                Officer           (1996-Present); First Interstate Bank,
Beverly Hills, CA 90210                                               Executive Vice President of Trust and
                                                                      Private Client Services (1985-1996).

Jeffrey Fries                                 39    Controller and    Director, Fund Accounting and
SEI Investments                                     Chief Operating   Administration, of the Administrator
One Freedom Valley Drive                            Officer           (1997-Present), Vice President, Smith
Oaks, Pennsylvania  19456                                             Barney Corporate Trust Company
                                                                      (1991-1997).

Lydia A. Gavalis, Esq.                        34    Vice President    Vice President and Assistant Secretary
SEI Investments                                     and Assistant     of the Administrator and the
One Freedom Valley Drive                            Secretary         Distributor (1998-Present); Assistant
Oaks, Pennsylvania  19456                                             General Counsel and Director of
                                                                      Arbitration, Philadelphia Stock
                                                                      Exchange (1989-1998).

Richard A. Weiss                            40      Vice President    Senior Vice President and Chief
City National Bank                                  and Assistant     Investment Officer of the Investment
400 N. Roxbury Drive                                Secretary         Manager (1999-Present); Sanwa Bank
Beverly Hills, CA 90210                                               California, Executive Vice Presiden
                                                                      and Chief Investment Officer
                                                                      (1994-1999).

Timothy D. Barto                            32      Vice President    Vice President and Assistant Secretary
SEI Investments                                     and Assistant     of the Administrator (1999-Present),
One Freedom Valley Drive                            Secretary         Associate, Dechert, Price & Rhoads
Oaks, Pennsylvania  19456                                             (1997-1999), Associate, Richter, Miller
                                                                       & Finn (1994-1997).

William E. Zitelli, Jr.                     32      Vice President    Vice President and Assistant Secretary
SEI Investments                                     and Secretary     of the Administrator and Distributor
One Freedom Valley Drive                                              (2000-Present); Vice President, Merrill
Oaks, Pennsylvania  19456                                             Lynch & Co. Asset Management Group
                                                                      (1998-2000); Associate, Pepper Hamilton
                                                                      LLP (1997-1998); Associate, Reboul,
                                                                      MacMurrary, Hewitt, Maynard & Kristol
                                                                      (1994-1997).

Christine M. McCullough                     40      Vice President    Vice President and Assistant Secretary
SEI Investments                                     and Assistant     of the Administrator and the
One Freedom Valley Drive                            Secretary         Distributor (1995-Present).
Oaks, Pennsylvania  19456

Rodney J. Olea                              35      Vice President    Senior Vice President and Director of
City National Bank                                  and Assistant     Fixed Income of the Investment Manager
400 N. Roxbury Drive                                Secretary         (1994-Present).
Beverly Hills, CA 90210

Todd Cipperman                              34      Vice President    Senior Vice President, General Counsel
SEI Investments                                     and Assistant     and Assistant Secretary of the
One Freedom Valley Drive                            Secretary         Administrator and the Distributor
Oaks, Pennsylvania  19456                                             (2000-Present), Vice President and
                                                                      Assistant Secretary of the
                                                                      Administrator and Distributor;
                                                                      (1995-2000) Associate, Dewey
                                                                      Ballantine (1994-1995).



*This Trustee is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 Act.

The following table sets forth Trustee compensation for the fiscal period from November 1, 1999 through September 30, 2000.


Name of Person, Position              Aggregate Compensation         Total Compensation From
                                      From Registrant during            Registrant and Fund
                                       fiscal period ended            Complex Paid to Trustees
                                         Sept. 30, 2000*            during fiscal period ended
                                                                          Sept. 30, 2000*
---------------------------------------------------------------------------------------------
Irwin G. Barnet                             $7,750                        $7,750
Trustee

Maria D. Hummer**                             $0                            $0
Trustee

Victor Meschures                            $7,750                        $7,750
Trustee

William R. Sweet                            $7,750                        $7,750
Trustee

James R. Wolford                            $7,750                        $7,750
Trustee

----------
*For the fiscal year ending September 30, 2001, aggregate compensation from the Trust and total compensation from Fund and Fund complex paid to Trustees is expected to be $15,000.

** Ms. Hummer is considered an interested person of the Trust and her compensation is paid by City National Bank and not by the Trust.


INVESTMENT MANAGER


The Trust and City National Bank (the "Investment Manager" or "CNB") entered into an Investment Management Agreement (the "Management Agreement") dated as of April 1, 1999 regarding the Trust. The Management Agreement was effective as to the Fund subsequent to that date. The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's investment strategies, manages the Fund's investment portfolio and provides other services necessary to the operation of the Fund and the Trust. CNB, founded in the early 1950s, is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. CNB is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.


The Investment Manager currently is exempt from registering as an investment adviser under the Investment Advisers Act of 1940 because of its status as a bank. However, effective May 2001, divisions of banks which advise registered investment companies will be required to register as investment advisers with the Securities and Exchange Commission (the "SEC"), as is currently required of non-bank entities. CNB currently intends to register with the SEC either City National Investments, as the division of CNB advising the Trust, or an entity separate from CNB formed by CNB to advise the Trust, before May 2001.

The fees payable under the Management Agreement, and any fee waiver or expense reimbursement arrangements, with respect to the Fund are described in the Fund's prospectuses.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


The Investment Management Agreement with respect to the Fund will be in effect for a two-year term (the "Initial Term") from its effective date, and thereafter will continue in effect for one-year terms subject to annual approval (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the Investment Company
Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time upon 60 days' notice by either party or by a majority vote of the outstanding shares of the Fund, and shall terminate automatically upon its "assignment" (as such term is defined in the Investment Company Act).


The Investment Manager provides the Fund with investment management services, including the selection, appointment, and supervision of the Sub-adviser to the Fund. In accordance with an exemptive order from the SEC, the Investment Manager may from time to time with the approval of the Trust's Board of Trustees, change the Sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval. The Investment Manager may also, with Board approval, manage the portfolio of the High Yield Bond Fund directly without a Sub-Adviser, without shareholder consent.

The Investment Manager is obligated under the Management Agreement to pay the excess of the Fund's operating expenses as disclosed in the applicable Prospectus. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

The Management Agreement was approved with respect to the Fund by the Board at a duly called meeting. In considering the Management Agreement, the Trustees specifically considered and approved the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Fund is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Fund.

For the fiscal period from January 14, 2000 through September 30, 2000, the Fund paid the Investment Manager $27,738 in investment management fees and the Investment Manager waived $16,071 of these fees. The Investment Manager's investment management fees are allocated among the classes of the Fund according to the relative net asset values of the classes.

SUB-ADVISER

Credit Suisse Asset Management, LLC (the "Sub-adviser" or "CSAM") has entered into a sub-advisory agreement (the "Sub-advisory Agreement") with the Investment Manager. Pursuant to this Sub-advisory Agreement, CSAM serves as discretionary investment adviser to the Fund. The Sub-advisory Agreement provides that the Sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

The continuance of the Sub-advisory Agreement with respect to the Fund after its initial two year term must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and
(2) by the vote of a majority of the Trustees who are not parties to the Sub-advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-advisory Agreement will terminate automatically in the event of its assignment or in the event that the Trust terminates, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Sub-adviser, or by the Sub-adviser on not less than 60 days' written notice to the Trust.

The Sub-adviser is entitled to a fee for its investment advisory services to be paid by CNI, which is accrued daily and paid monthly at the following annual rates: 0.50% of the combined daily net assets of the Fund up to $35 million and 0.40% of such net assets over $35 million.


CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of September 30, 2000, Credit Suisse Asset Management had global assets under management of approximately $300 billion, of which approximately $100 billion was managed by CSAM. The principal business address of CSAM is 466 Lexington Avenue, New York, New York 10017.


For the fiscal period from January 14, 2000 through September 30, 2000, the Investment Manager paid CSAM $27,738 in sub-advisory fees.

ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, fund accounting, regulatory reporting, necessary office space, equipment, personnel, compensation and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive renewal terms of two (2) years each, unless terminated by mutual agreement, by either party on not less than 60 days' prior written notice to the other party, upon the liquidation of the Fund, upon the liquidation of the Administrator, or upon 45 days written notice following an uncured material breach.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion.

For the fiscal period from January 14, 2000 through September 30, 2000, the Trust paid the Administrator an amount equal to $8,508 for administration services.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds

Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares, Inc., iShares Trust, Johnson Family Funds, Inc., Millennium Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

Pursuant to a sub-administration agreement between the Administrator and CNB, CNB will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.075% of each Fund's average daily net assets.

For the fiscal period from January 14, 2000 through September 30, 2000, the Administrator paid CNB $4,254 in fees for administrative services provided to the Fund.

PRINCIPAL DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan on behalf of Class A shares of the Fund and expects to reallow substantially all of the fees to broker-dealers and service providers, including CNB and its affiliates, that provide distribution-related services.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 (the "Transfer Agent"), serves as transfer agent for the Fund.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank, located at 530 Walnut Street, Philadelphia, PA 19101, serves as the Custodian (the "Custodian") of the Fund's assets.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

The Trust's independent auditors, KPMG LLP, audit and report on the annual financial statements of the Fund and review the Fund's federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 355 South Grand Avenue, Los Angeles, California 90071.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.

                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Fund; invest money obtained from the sale of the Fund's shares; reinvest proceeds from maturing, or the sale of portfolio securities; and meet redemptions of the Fund's shares. Portfolio transactions may increase or decrease the return of the Fund depending upon management's ability correctly to time and execute them.

The Investment Manager or Sub-adviser, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board, the Investment Manager or Sub-adviser generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager or Sub-adviser may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager or Sub-adviser when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager or Sub-adviser. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Investment Manager or Sub-adviser determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Investment Manager or Sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager or Sub-adviser in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

                             DISTRIBUTION AND TAXES

DISTRIBUTIONS

The Fund receives income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in their operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of ordinary income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed or minimum rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.

The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months, and 18% with respect to capital assets acquired after December 31, 2000 and held more than 5 years. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution per share paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax Exempt Fund to the extent they are not subject to income taxes).

Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any) and its net exempt-interest income (if any), and will seek to distribute each year substantially all of its net capital gains (if any) and meet certain other requirements. Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund's earnings are distributed. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which they are subject.

In order to qualify as regulated investment companies, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies, and
(2) diversify holdings so that at the end of each quarter of its taxable years
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items (including receiveables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which they distribute to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable years. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

However, any distributions by the Fund of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Fund may engage in investment techniques that may alter the timing and character of the Fund's incomes. The Fund may be restricted in its use of these techniques by rules relating to qualifying as a regulated investment company.

The Fund may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it would not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Fund may from time to time use "equalization accounting" in determining the portion of its net investment income and/or capital gains that has been distributed. If the Fund elects to use equalization accounting, it will allocate a portion of its net investment income and/or realized capital gains to redemptions of Fund shares which will reduce the amount of such income and capital gains that the Fund is required to distribute under the distribution requirements of the Code. The IRS has not published clear guidance concerning the methods to be used in allocating investment income and capital gains to the redemption of shares. In the event the IRS determines that the Fund is using an improper method of allocation and that it has under-distributed its net investment income and/or capital gains for any taxable year, the Fund may be liable for additional federal income tax, interest and penalties. This additional tax, interest and penalties could be substantial. In addition, shareholders of the Fund at the time of such determination may receive an additional distribution of net investment income and/or capital gains.

If a shareholder sells its shares of a Fund within 6 months after the shares have been purchased by such a shareholder, and to the extent the shareholder realizes a loss on the sale of the shares, the shareholder will not be able to recognize such a loss to the extent that tax-exempt interest dividends have been paid with respect to their shares. If a shareholder sells shares of a Fund within 6 months after the shares have been purchased by such a shareholder, any losses realized by the shareholder on such a sale will be treated as long-term capital losses to the extent that the shareholder has received a long-term capital gain dividend distribution with respect to its shares of a Fund.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by the Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If 50% or less in value of the Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by the Fund. In this case, these taxes will be taken as a deduction by that Fund.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Fund at rates up to 30% (subject to reduction under certain income tax treaties).





                            SHARE PRICE CALCULATION

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price.

Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.

These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost that approximates fair market value.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Investment Manager supplies the Administrator with the appropriate broker contact, and to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned in the Trust are valued at the closing prices (as determined prior to the Fund's determination of NAV) on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates.

Valuation corrections are required where variations in NAV are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the NAV variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

The Administrator has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Trust's daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per week the Administrator provides the broker supplied value to the Investment Manager for review and approval. In addition, the Investment Manager will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Investment Manager determine the value of a portfolio security outside of the established pricing framework.

If the value for a security cannot be determined pursuant to these procedures, the Trust's Fair Value Committee will determine the security's value using Fair Value Procedures established by the Board of Trustees.

                               DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan adopted for the Class A shares provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of the Fund's Class A shares, that the Distributor can use to compensate broker-dealers and service providers, including CNB and its affiliates and affiliates of the Distributor, that provide distribution-related services to the Class A shareholders or to their customers who beneficially own the Class A shares. During the fiscal period ending September 30, 2000, the annual distribution fee rate for the Fund's Class A shares was 0.30%.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Investment Manager has received or receives distribution fees from the Distributor, or the Investment Manager or Sub-adviser has benefited or benefits through increased fees from an increase in the net assets of the Trust which may have resulted or results in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Plan provides that the distribution fees paid by a particular class of a Fund may only be used to pay for the distribution expenses of that class of the Fund.

Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. Shares are not obligated under the Plan to pay any distribution expense in excess of the distribution fee. Thus, if the Plan is terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class of the Fund to the Distributor.

The Board, when approving the establishment of the Plan, determined that there are various anticipated benefits to the Fund from such establishment, including the likelihood that the 12b-1 Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Plan (and any distribution agreement between the Fund and the other series of the Trust, the Distributor or the Investment Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Investment Manager, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the class to which the Plan applies.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Investment Manager on behalf of the shares of the Fund. In addition, as long as the Plan remain in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Independent Trustees.

For the fiscal period from January 14, 2000 through September 30, 2000, the Fund paid the Distributor an amount equal to $1,780 for distribution services under the Plan, all of which were reallowed as compensation to broker-dealers.

                         SHAREHOLDER SERVICE AGREEMENT

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager may pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for its customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Fund's Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

For the fiscal period from January 14, 2000 through September 30, 2000, the Investment Manager received $1,483 and $12,698 for shareholder services from the Class A shares and the Institutional Class shares of the Fund, respectively.

                                    EXPENSE

The Trust pays the expenses of its operations, including: the fees and expenses of independent auditors, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues. In its role as Investment Manager, CNB has agreed to limit its investment management fees or reimburse the expenses of the various classes of the Fund as described in the Fund's prospectuses.

                                 CODE OF ETHICS

The Trust, the Investment Manager, the Sub-Advisor and the Distributor each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the SEC's August 20, 1999 adopting release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions intended to ensure that the Funds are treated fairly. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchase or sales; and
(iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, certain money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" Fund directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Funds, the Investment Manager, the Sub-Advisor and the

Distributor are on public file with, and are available from, the SEC.

                              GENERAL INFORMATION


The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the Prime Money Market Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund, which offer Class S shares. Currently, the Trust offers shares of ten series
- the Fund described in this SAI and the Large Cap Growth Equity Fund, the Large Cap Value Equity Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund, the Prime Money Market Fund, the Government Money Market Fund and California Tax Exempt Money Market Fund, which have their own Prospectuses and SAIs. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.


The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectuses and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                        PRINCIPAL HOLDERS OF SECURITIES

As of January 2, 2001, the following shareholders held of record the following numbers of shares of the following classes of the Fund.

------------------------------------------------------------------------------------------------------
CLASS                           SHAREHOLDER                        PERCENTAGE OF CLASS HELD
------------------------------------------------------------------------------------------------------
Institutional Shares            City National Bank                 26.56%
                                Fiduciary for Various Accounts
                                Attn:  Trust Ops/Mutual Funds
                                PO Box 60520
                                Los Angeles, CA  90060-0520
------------------------------------------------------------------------------------------------------
Institutional Shares            City National Bank                 61.12%
                                Fiduciary for Various Accounts
                                Attn:  Trust Ops/Mutual Funds
                                PO Box 60520
                                Los Angeles, CA  90060-0520
------------------------------------------------------------------------------------------------------
Institutional Shares            City National Bank                 12.32%
                                Fiduciary for Various Accounts
                                Attn:  Trust Ops/Mutual Funds
                                PO Box 60520
                                Los Angeles, CA  90060-0520
------------------------------------------------------------------------------------------------------
Class A                         NFSC FEBO #BHS-005258              9.38%
                                Mitchell Mirkin Trustee
                                U/A 10/8/99
                                150 S. Doheny Drive
                                Beverly Hills, CA  90211-2545
------------------------------------------------------------------------------------------------------


43



------------------------------------------------------------------------------------------------------
Class A                         NFSC FEBO  #BHS-013153             9.30%
                                NFSC/FMTC IRA Rollover
                                FBO Alfred Bornstein
                                243 Jarad Court
                                Phoenix, OR  97535-7740
------------------------------------------------------------------------------------------------------
Class A                         NFSC FEBO #BHS-036390              9.37%
                                Erwin Rautenberg FNDTN
                                PO Box 90637
                                Los Angeles, CA  90009-0637
------------------------------------------------------------------------------------------------------
Class A                         NFSC FEBO #BHS-08223               9.34%
                                MM Maltz
                                MM Maltz Tr
                                U/A 10/29/86
                                10375 Wilshire Blvd.
                                Los Angeles, CA  90024-4728
------------------------------------------------------------------------------------------------------
Class A                         NFSC FEBO # BHS-128066              9.07%
                                Victor Amira Trustee
                                Victor Amira MD A Medical Corp.
                                401k PSP & Tr DTD 8/26/98
                                8920 Wilshire Blvd. #320
                                Beverly Hills, CA  90211-2003
------------------------------------------------------------------------------------------------------
Class A                         NFSC FEBO #HAS-000574               18.48%
                                Carl M. Buck Trustee
                                PL & TR DTD 8/1/68
                                15260 Ventura Blvd., #1120
                                Sherman Oaks, CA  91402-5346
------------------------------------------------------------------------------------------------------


As of January 2, 2001, the Trustees and officers of the Trust owned, in aggregate, of record less than 1% of the outstanding shares of the Fund.

                            PERFORMANCE INFORMATION

As noted in the Prospectuses, the Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance.

Performance figures will be calculated separately for different classes of shares.

YIELD QUOTATION. The Fund's 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                              6
                        YIELD = 2[(1+[a-b]/cd) - 1]

      Where:   a    =   dividends and interest earned during the period.

               b    =   expenses accrued for the period (net of reimbursement).

               c    =   the  average  daily  number of shares  outstanding
                        during the period that were entitled to receive dividends.

               d    =   the maximum offering price per share on the last day of
                        the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that, in periods of declining interest rates, the Fund's yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

The 30-day yield for the Fund for the 30-day period ended September 30, 2000 was as follows:

              ----------------------------------------------------------------
              CLASS                                     30-DAY YIELD
              ----------------------------------------------------------------
              Class A                                      8.75%
              ----------------------------------------------------------------
              Institutional Class                          9.06%
              ----------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURN. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:
                                              n
                                      P(1 + T) = ERV

         Where:       P       =       a hypothetical initial payment of $1,000.

                      T       =       average annual total return.

                      n       =       number of years.

                      ERV     =       Ending Redeemable Value of a
                                      hypothetical $1,000 investment made
                                      at the beginning of a 1-, 5- or
                                      10-year period at the end of each
                                      respective period (or fractional
                                      portion thereof), assuming
                                      reinvestment of all dividends and
                                      distributions and complete
                                      redemption of the hypothetical
                                      investment at the end of the
                                      measuring period.

The average annual total return for the Class A and Institutional Class shares of the Fund, computed as of September 30, 2000, is shown in the table below.

          -----------------------------------------------------
          CLASS                AVERAGE       AVERAGE ANNUAL
                               ANNUAL        TOTAL RETURN
                               TOTAL         -SINCE
                               RETURN-       INCEPTION
                               ONE YEAR
          -----------------------------------------------------
          Class A              N/A           3.94%*
          -----------------------------------------------------
          Institutional Class  N/A           4.21%*
          -----------------------------------------------------

(1)Class A and Institutional Class shares commenced operations on January 14, 2000.
*Cumulative inception through September 30, 2000.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                       PURCHASE AND REDEMPTION OF SHARES

Purchase and redemption of shares of the Fund may be made on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Trust is closed for business are: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares.

The Fund will accept investments in cash only in U.S. dollars. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered within seven days.


The Fund may suspend the right of redemption or postpone the date of payment during any period when (1) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company
Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (3) for such other period as the SEC may permit for the protection of the Fund's shareholders.


Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                               OTHER INFORMATION

The Prospectus of the Fund and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS



In 2000, the Board of Trustees approved to change the Fund's fiscal year-end from October 31, to September 30. Audited financial statements for the relevant periods ended September 30, 2000 for the Fund, as contained in the Annual Report to Shareholders of the Fund for the fiscal year ending September 30, 2000, are incorporated herein by reference.

                   APPENDIX-RATINGS OF INVESTMENT SECURITIES

     Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's") and Fitch Investors Service, L.P. ("Fitch").

STANDARD & POOR'S RATING GROUP

BOND RATINGS

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                           S&P's letter ratings may be modified by the addition
                  of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC.

BOND RATINGS

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATINGS

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH INVESTORS SERVICE, L.P.

BOND RATINGS

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD and D       Bonds rated DDD, DD and D are in actual default of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

-------------------------------------------------------------------------------

                                    PART A

                       STATEMENT OF ADDITIONAL INFORMATION
                                      OF

                               PRIME MONEY FUND
                             GOVERNMENT MONEY FUND
                       CALIFORNIA TAX EXEMPT MONEY FUND

-------------------------------------------------------------------------------

                     STATEMENT OF ADDITIONAL INFORMATION



                             CNI CHARTER FUNDS
           400 North Roxbury Drive, Beverly Hills, California 90210



                          PRIME MONEY MARKET FUND

                        GOVERNMENT MONEY MARKET FUND

                   CALIFORNIA TAX EXEMPT MONEY MARKET FUND


               Institutional Class, Class A and Class S Shares



                              January 31, 2001



This Statement of Additional Information is not a prospectus. You should read it in conjunction with the Prospectuses dated January 31, 2001, which may be amended from time to time, for the Prime Money Market Fund (the "Prime Money Fund"), Government Money Market Fund (the "Government Money Fund") and the California Tax Exempt Money Market Fund (the "California Money Fund"). The Prime Money Fund, the Government Money Fund and the California Money Fund are collectively referred to in this Statement of Additional Information as the "Funds." The Funds are diversified investment portfolios of the CNI Charter Funds (the "Trust"), an open-end, management investment company. The Trust was formerly called the Berkeley Funds. Audited financial statements for the relevant periods ended September 30, 2000 and October 31, 1999 for each Fund, and October 31, 1998 for the Prime Money Fund, as contained in the Annual Report to Shareholders of those Funds for the fiscal year ended September 30, 2000, are incorporated herein by reference.


To obtain a free copy of the above-referenced prospectuses, please call 1-888-889-0799.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds and other securities involves risks, including possible loss of principal.

                          TABLE OF CONTENTS

                                                                      PAGE

INVESTMENT TECHNIQUES                                                  1

INVESTMENT RESTRICTIONS                                                12

RISK CONSIDERATIONS                                                    15

MANAGEMENT OF THE TRUST                                                21

PORTFOLIO TRANSACTIONS                                                 32

DISTRIBUTION AND TAXES                                                 33

SHARE PRICE CALCULATION                                                37

DISTRIBUTION PLAN                                                      38

SHAREHOLDER SERVICES AGREEMENT                                         40

EXPENSES                                                               41

CODE OF ETHICS                                                         41

GENERAL INFORMATION                                                    42

PERFORMANCE INFORMATION                                                43

PRINCIPAL HOLDERS OF SECURITIES                                        46

PURCHASE AND REDEMPTION OF SHARES                                      48

OTHER INFORMATION                                                      49

FINANCIAL STATEMENTS                                                   49

APPENDIX - RATINGS OF INVESTMENT SECURITIES                           A-50


                         INVESTMENT TECHNIQUES

The prospectuses of the Funds show the principal strategies and risks of investing in each Fund. This Statement of Additional Information shows additional strategies and risks of the Funds that an investor should also consider.

PRIME MONEY FUND

The Fund invests exclusively in the following types of U.S. dollar-denominated money market instruments, which are deemed to mature in 397 days or less in accordance with federal securities regulations and which the Investment Manager has determined present minimal credit risk:

    - Certificates of deposit, time deposits, notes and bankers' acceptances of U.S. domestic banks (including their foreign branches), Canadian chartered banks, U.S. branches of foreign banks and foreign branches of foreign banks having total assets of $5 billion or greater.

    - Commercial paper, including asset-backed commercial paper, rated in one of the two highest rating categories by Moody's Investors Services ("Moody's), Standard and Poor's Corporation ("S&P"), Duff and Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), or any other nationally recognized statistical rating organization ("NRSRO"); or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.

    - Other corporate obligations such as publicly traded bonds, debentures, and notes rated in one of the two highest rating categories by any NRSRO and other similar securities which, if unrated by any NRSRO, are determined by the Investment Manager, using guidelines approved by the Trust's Board of Trustees of the Trust (the "Board of Trustees" or the "Board"), to be at least equal in quality to one or more of the above referenced securities.

    - Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

    - Repurchase agreements involving obligations that are suitable for investment under the categories listed above.


GOVERNMENT MONEY FUND

It is a fundamental policy of the Government Money Fund to invest, under normal conditions, in (1) U.S. Treasury obligations; (2) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (3) repurchase agreements involving these obligations.

CALIFORNIA MONEY FUND

It is a fundamental policy of the California Money Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from federal income tax. The California Money Fund will also invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). Under normal conditions, at least 65% of the California Money Fund's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the State of California and its political subdivisions of municipal authorities and municipal obligations issued by territories or possessions of the United States. The California Money Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the AMT (although the California Money Fund has no present intention of investing in such securities); and (2) taxable investments.

The Investment Manager or the California Money Fund's Sub-adviser will not invest 25% or more of the California Money Fund's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

PERMITTED INVESTMENTS

ASSET-BACKED COMMERCIAL PAPER. The Prime Money Fund and the California Money Fund each can invest a portion of its assets in asset-backed commercial paper and other Eligible Securities (as that term is defined below). The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities.

The Prime Money Fund and the California Money Fund each intends to obtain repayment of asset-backed commercial paper from an identified pool of assets including automobile receivables, credit-card receivables, and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivables constituting the underlying pool of assets.

In an effort to lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Credit support for asset-backed securities may be based on the underlying assets or credit enhancements provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.


Credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, letters of credit obtained from third parties, various means of structuring the transaction, or a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

ASSET-BACKED SECURITIES. The Prime Money Fund and the California Money Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in a fund's portfolio. The level of interest rates and other factors, including general economic conditions, affect prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting a fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

BANK NOTES. The Prime Money Fund and the California Money Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations.

BANKERS' ACCEPTANCES. The Prime Money Fund and the California Money Fund may invest in bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations issue bankers' acceptances to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. The Prime Money Fund and the California Money Fund may invest in certificates of deposit. Certificates of deposit are interest-bearing instruments with specific maturities. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. The Prime Money Fund and the California Money Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act") ("Section 4(2) paper"). Federal securities laws restrict the disposition of
Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors, such as the Prime Money Fund and the California Money Fund, who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may only be accomplished in accordance with Rule 144A under the Securities Act. Section 4(2) paper normally may be resold to other institutional investors such as the Prime Money Fund and the California Money Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, or a Sub-adviser, pursuant to guidelines approved by the Board, will monitor investments of the Prime Money Fund and the California Money Fund in these securities, focusing on such important factors as, among others, valuation, liquidity and availability of information.

EURODOLLAR CERTIFICATES OF DEPOSIT AND FOREIGN SECURITIES. The Prime Money Fund may invest in Eurodollar certificates of deposit and foreign securities. Before investing in Eurodollar certificates of deposit, the Prime Money Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes, including withholding taxes.

Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. All such securities will be U.S. dollar denominated.

FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. Fixed income securities are debt obligations issued by the U.S. Government and its agencies, corporations, municipalities and other borrowers. The market value of the Funds' fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Funds' net asset value.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) a Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of a Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MUNICIPAL SECURITIES. The California Money Fund may invest in municipal securities. Municipal securities consist of (1) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (2) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the venues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

MUNICIPAL LEASES. The California Money Fund may invest in municipal leases. The California Money Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, such lease obligations are ordinarily backed by a municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligations.

MUNICIPAL NOTES. The California Money Fund may invest in municipal notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

MUNICIPAL BONDS. The California Money Fund may invest in municipal bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. The California Money Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Funds or their agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Funds bear a risk of loss in the event the other party defaults on its obligations and the Funds are delayed or prevented from exercising their right to dispose of the collateral securities, or if the Funds realize a loss on the sale of the collateral securities. The Investment Manager or a Fund's Sub-adviser will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements with any bank the Investment Manager or a Fund's Sub-adviser may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager and/or a Fund's Sub-adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements, in some circumstances, may not be tax exempt.

RULE 144A SECURITIES. The Prime Money Fund and the California Money Fund may invest in Rule 144A securities. Rule 144A under the Securities Act establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and the settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Investment Manager or a Sub-adviser pursuant to guidelines approved by the Board. The Investment Manager or a Sub-adviser will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security, (2) the number of dealers that quote prices for the security, (3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers, and (5) the nature of the security and how trading is effected (e.g., the time needed to see the security, how bids are solicited, and the mechanics of transfer.) To the extent the Investment Manager or a Sub-adviser, according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to percentage limit restriction of the Prime Money Fund and the California Money Fund on illiquid securities investment.

STANDBY COMMITMENTS AND PUT TRANSACTIONS. The Government Money Fund and the California Money Fund reserves the right to engage in standby commitments and put transactions. The Investment Manager and the Sub-advisers have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a fund to meet redemptions and remain as fully invested as possible. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Government Money Fund and the California Money Fund will limit put transactions to institutions that the Investment Manager or a Sub-adviser believes present minimum credit risks. The Investment Manager or a Sub-adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a fund and the writer may excuse the writer from repurchasing the securities. For example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain portfolio liquidity. A fund can, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the writer. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a fund, it could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put.

TAX EXEMPT COMMERCIAL PAPER. The Prime Money Fund and California Money Fund may invest in tax exempt commercial paper. Tax exempt commercial paper is unsecured short-term obligations issued by a government or political sub-division.

TIME DEPOSITS. The Prime Money Fund and California Money Fund may invest in time deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. The Funds may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including, the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA, which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal

Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (I.E., GNMA), and others are supported by the right of the issuer to borrow from the Treasury. The agencies or instrumentalities of the U.S. Government may guarantee the payment of principal at the maturity of an obligation. Thus, in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Funds may invest in variable and floating rate instruments. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES. The Funds may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. Each Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Funds before settlement. Although each Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, each Fund may dispose of a when-issued security or forward commitment prior to settlement if the Investment Manager or a Fund's Sub-adviser deems it appropriate to do so.

The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

ILLIQUID SECURITIES. No Fund will purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result of the purchase, more than 10% of the Fund's net assets valued at the time of the transaction are invested in such securities. Each Fund will monitor the level of liquidity and take appropriate action, if necessary, to attempt to maintain adequate liquidity. The investment policy on the purchase of illiquid securities is nonfundamental.

BORROWING POLICY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of total assets in order to meet redemption requests without immediately selling any portfolio securities. The Funds will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of a Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

                         INVESTMENT RESTRICTIONS

Except as otherwise noted with an *, the restrictions below are nonfundamental and can be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act")) of the Funds. The Funds may not:

    (1) *Subject to the provisions of Rule 2a-7 under the Investment Company Act, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

    (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

    (3) *Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that a Fund may invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S.
         branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.

    (4) Enter into repurchase agreements if, as a result thereof, more than 10% of its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities
         Act). The Funds will invest no more than 10% of net assets in illiquid securities.

    (5) *Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

    (6) Invest for the purpose of exercising control or management of another issuer.

    (7) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as may otherwise be permitted by a Fund's prospectus and the Investment Company Act.

    (8) *Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).

    (9) *Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. A Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. Any borrowings by a Fund will not be collateralized. If for any reason the current value of the total assets of a Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary to meet that limitation.

    (10) Write, purchase or sell puts, calls or combinations thereof except as otherwise noted in this Statement of Additional Information.

    (11) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

    (12) *Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.

    (13) *Issue senior securities as defined in the Investment Company Act.

    (14) Invest in interests or leases in oil, gas or other mineral exploration or development programs.

Except for restrictions (3), (4) and (9), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net or total assets will not be considered a violation of that restriction.

The Funds will only purchase securities that the Investment Manager and/or a Fund's Sub-adviser has determined, according to procedures approved by the Board and factors set forth in Rule 2a-7 under the Investment Company Act, present minimal credit risk and are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities"). An Eligible Security is:

    (1) a security with a remaining maturity of 397 days or less: (a) that is rated by an NRSRO (currently Moody's, S&P, Duff, Fitch, Thomson BankWatch or, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

    (2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less, and whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security;

    (3) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less, and whose issuer received a rating within one of the three highest rating categories from the requisite NRSROs for long-term debt obligations; or

    (4) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risk.

A First Tier Security is any Eligible Security that (1) carries (or if other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security),
(2) has been determined by the Investment Manager or the Fund's Sub-adviser, pursuant to guidelines adopted by the Board, to be of comparable quality to such a security, (3) is a security issued by a registered investment company that is a money market fund, or (4) is a U.S. government security (a "Government security"). A Second Tier Security is any other Eligible Security.

Each Fund will limit its investments in the First Tier Securities of any one issuer to no more than 5% of its total assets (repurchase agreements collateralized by non-Government securities will be taken into account when making this calculation); provided, however, that (1) the California Money Fund may invest up to 25% of the value of its assets without regard to this restriction as permitted by Rule 2a-7 under the Investment Company Act, and (2) each of the Prime Money Fund and the Government Money Fund may invest up to 25% of the value of its assets without regard to this restriction for a period of up to three business days as permitted by Rule 2a-7, provided that neither such Fund may invest in the securities of more than one issuer in accordance with the foregoing proviso at any time. Moreover, a Fund's total holdings of Second Tier Securities will not exceed 5% of its total assets, with investment in the Second Tier Securities of any one issuer being limited to the greater of 1% of a Fund's total assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.


                       RISK CONSIDERATIONS

GENERAL RISKS TO CONSIDER

The Funds' portfolios will be affected by general changes in interest rates that will result in increases or decreases in the market value of the obligations held by the Funds. The market value of the obligations in the Funds' portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing the Funds' current yields. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Funds may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

The value of commercial paper and other securities in the Funds' portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner. As discussed above, the Funds will invest in securities which the Investment Manager or a Fund's Sub-adviser has determined, according to procedures approved by the Board, and factors set forth under Rule 2a-7 under the Investment Company Act, to present minimal credit risk. The ratings assigned to commercial paper and other corporate obligations, as well as the guidelines approved by the Board, are intended to enable the Investment Manager or a Fund's Sub-adviser to minimize the credit risk with respect to the securities in the Funds' portfolios, but there can be no absolute assurance that the Investment Manager or the Sub-adviser will be successful in this regard. If issuer defaults nevertheless occur respecting a sufficiently large portion of a Fund's portfolios, the Fund may be unable to maintain stable net asset values of $1.00 per share.

The Funds' performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

CALIFORNIA MONEY FUND--SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

There could be economic, business or political developments that might affect all Municipal Securities of a similar type. To the extent that a significant portion of the California Money Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the California Money Fund will be subject to the risks presented by such projects to a greater extent than it would be if the California Money Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the California Money Fund may invest all or any part of its assets in Municipal Securities which are industrial development bonds.

Under normal conditions, the California Money Fund will be fully invested in obligations which produce income exempt from federal income tax and California state personal income tax. Accordingly, the California Money Fund will have considerable investments in California Municipal Securities. As a result, the California Money Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

An investment in the California Money Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State of California, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the California Money Fund.

The California Money Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the California Money Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. Although the California Money Fund's objective is to provide income exempt from federal and California State personal income taxes, some of its income may be subject to the alternative minimum tax.

HISTORICAL PERSPECTIVE. The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trust and were available prior to the date of this Statement of Additional Information. Such information has not been independently verified by the California Money Fund.

Because the California Money Fund expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. The California Money Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the California Money Fund to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the California Money Fund will invest in obligations of particular issuers as to which such specific factors are applicable.

From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, were severely affected. Since the start of 1994, however, California's economy has been performing strongly. The unemployment rate, while still higher than the national average, fell to an average of 5.2% during 1999. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth.

Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

In addition, the State has experienced a sharp rise in fuel and other energy prices in recent months. Although the State Department of Finance does not believe this will have a major impact on the State's economy, it is not possible to predict what the long-term impacts of these developments will be. In recent months California electric utilities have experienced significant capacity constraints in electric generation and transmission. State and Federal authorities are considering actions to deal with shortcomings in California's deregulated energy market and it is not possible to predict the long-term impact of these developments on the California economy or on such utilities.

The recession in the early 1990's severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. A consequence of the large budget deficits has been that the State depleted its available cash resources and had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last several fiscal years.

The combination of resurging exports, a strong stock market, and a rapidly growing economy in 1999 and early 2000 resulted in unprecedented growth in the State's General Fund revenues during fiscal year 1999-2000. Revenues are estimated to have been about $71.2 billion, which is $8.2 billion higher than projected for the 1999 Budget Act. The State's Special Fund for Economic Uncertainties ("SFEU") had a record balance of over $7.2 billion on June 30, 2000. On that date, the Governor signed the 2000 Budget Act enacting the State's fiscal year 2000-01 budget. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8 percent above the estimates for 1999-2000. The Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and reflects the use of $5.5 billion from the SFEU. The Budget Act also includes Special Fund expenditures of $15.6 billion, from revenues estimated at $16.5 billion, and Bond Fund expenditures of $5.0 billion.

In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 is expected to be for one-time expenditures and investments. The State estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back $500 million as a set aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special
Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. The State is not expected to undertake a revenue anticipation note borrowing in 2000-01.

The foregoing discussion of the 2000-01 fiscal year budget is based in large part on statements made in a recent "preliminary official statement" distributed by the State of California. In that document, the State indicated that its discussion of the fiscal year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. The State noted further that the estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved.

Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. The State's improved economy and budget, however, have resulted since then in several upgrades in its general obligation bond ratings. As of December 27, 2000, the State's general obligation bonds were rated Aa2 by Moody's, AA by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State is party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair State revenues.

CONSTITUTIONAL AND STATUTORY LIMITATIONS. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

Constitutional challenges to Article XIII A to date have been unsuccessful. In 1992, the United States Supreme Court ruled that not withstanding the disparate property tax burdens that

Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution. In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund.

During the severe recession California experienced from 1991 to 1993, the State legislature eliminated significant components of its aid to local governments. The State has since increased aid to local governments and reduced certain mandates for local services. Whether legislation will be enacted in the future to either increase or reduce the redistribution of State revenues to local governments, or to make them less dependent on State budget decisions, cannot be predicted.

Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

In 1986, California voters approved an initiative statute known as Proposition 62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional, the California Supreme Court has upheld the Proposition 62 requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes. In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (1) require that the State set aside a prudent reserve fund for public education, and (2) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.

In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously authorized taxes, assessments, fees and charges.

The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. The County has since emerged from bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

Certain tax-exempt securities in which the California Money Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, state law may adversely affect the revenues of California health care institutions, and does limit the remedies of a creditor secured by a mortgage or deed of trust on real property.

In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

The California Money Fund's concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager are set forth below. The persons listed below may have held other positions with their employers named below during the relevant period. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


                                                                            Principal Occupation For The
Name                                        Age  Position With The Trust         Past Five Years


21


Irwin G.  Barnet, Esq.                      62   Trustee                    An attorney and a principal (September,
Crosby, Heafey, Roach & May, P.C.                                           2000-Present); an attorney and principal
1901 Avenue of the Stars, Suite 700                                         of Sanders, Barnet, Goldman, Simons &
Los Angeles, California  90067                                              Mosk, a law firm, (prior to September, 2000).

Maria D. Hummer, Esq.*                      56   Trustee                    An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                              Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                                Section of that law firm.
Los Angeles, California  90064

Victor Meschures, CPA                       63   Trustee                    A Certified Public Accountant with
Meschures, Campeas, Thompson,                                               Meschures, Campeas, Thompson, Snyder
 Snyder and Pariser, LLP                                                    and Pariser, LLP, an accounting firm
760 North La Cienega Boulevard
Los Angeles, California  90069

William R. Sweet                            63   Trustee                    Retired; Executive Vice
81 Tiburon Road                                                             President, Union Bank of California
Tiburon, California  94920                                                  (1985-1996)

James R. Wolford                            46   Trustee                    Senior Vice President and Chief
Forecast Commercial Real Estate                                             Operating Officer (2000-present);
Services, Inc.                                                              Senior Vice President and Chief
3602 Inland Empire Blvd.                                                    Financial Officer, Bixby ranch
Suite A-105                                                                 Company, a real estate company
Ontario, CA  91764                                                          (1994- 2000).

Vernon C. Kozlen                            56   President and Chief        Executive Vice President and
City National Bank                               Executive Officer          Division Manager of the Investment
400 N. Roxbury Drive                                                        Manager (1996-Present); First
Beverly Hills, CA 90210                                                     Interstate Bank, Executive Vice
                                                                            President of Trust and Private
                                                                            Client Services (1985-1996).


Jeffrey Fries                               39   Controller and Chief       Director, Fund Accounting and
SEI Investments                                  Operating Officer          Administration, of the Administrator
One Freedom Valley Drive                                                    (1997-Present), Vice President,
Oaks, Pennsylvania  19456                                                   Smith Barney Corporate Trust Company
                                                                            (1991-1997).

Lydia A. Gavalis, Esq.                      35   Vice President and         Vice President and Assistant
SEI Investments                                  Assistant Secretary        Secretary of the Administrator and
One Freedom Valley Drive                                                    the Distributor (1998-Present);
Oaks, Pennsylvania 19456                                                    Assistant General Counsel and
                                                                            Director of Arbitration,
                                                                            Philadelphia Stock Exchange
                                                                            (1989-1998).

Richard A. Weiss                            40   Vice President and         Senior Vice President and Chief
City National Bank                               Assistant Secretary        Investment Officer of the Investment
400 N. Roxbury Drive                                                        Manager (1999-Present); Sanwa Bank
Beverly Hills, CA 90210                                                     California, Executive Vice President
                                                                            and Chief Investment Officer
                                                                            (1994-1999).

Timothy D. Barto                            32   Vice President and         Vice President and Assistant
SEI Investments                                  Assistant Secretary        Secretary of the Administrator
One Freedom Valley Drive                                                    (1999-Present), Associate, Dechert,
Oaks, Pennsylvania  19456                                                   Price & Rhoads (1997-1999),
                                                                            Associate, Richter, Miller & Finn
                                                                            (1994-1997).


William E. Zitelli, Jr.                     32   Vice President and         Vice President and Assistant
SEI Investments                                  Secretary                  Secretary of the Administrator and
One Freedom Valley Drive                                                    Distributor (2000-Present); Vice
Oaks, Pennsylvania 19456                                                    President, Merrill Lynch & Co.,
                                                                            Asset Management Group (1998-2000);
                                                                            Associate, Pepper Hamilton LLP
                                                                            (1997-1998); Associate, Reboul,
                                                                            MacMurray, Hewitt, Maynard & Kristol
                                                                            (1994-1997)

Christine M. McCullough                     40   Vice President and         Vice President and Assistant
SEI Investments                                  Assistant Secretary        Secretary of the Administrator and
One Freedom Valley Drive                                                    the Distributor (1995-Present).
Oaks, Pennsylvania  19456

Rodney J. Olea                              35   Vice President and         Senior Vice President and Director
City National Bank                               Assistant Secretary        of Fixed Income of the Investment
400 N. Roxbury Drive                                                        Manager (1994-Present).
Beverly Hills, CA 90210

Todd Cipperman                              34   Vice President and         Senior Vice President, General
SEI Investments                                  Assistant Secretary        Counsel and Assistant Secretary of
One Freedom Valley Drive                                                    the Administrator and the
Oaks, Pennsylvania  19456                                                   Distributor (2000-Present), Vice
                                                                            President and Assistant Secretary of
                                                                            the Administrator and Distributor
                                                                            (1995-2000); Associate, Dewey
                                                                            Ballantine (1994-1995).

*This Trustee is considered an interested person of the Trust as defined in
Section 2(a)(19) of the Investment Company Act.

The following table sets forth Trustee compensation for the fiscal period from November 1, 1999 through September 30, 2000.

Name of Person, Position                Aggregate          Total Compensation From
                                    Compensation From        Registrant and Fund
                                    Registrant during      Complex Paid to Trustees
                                   fiscal period ended     during fiscal period ended
                                     Sept. 30, 2000*           Sept. 30, 2000*
Irwin G. Barnet                           $7,750                 $7,750
Trustee

Maria D. Hummer**                           $0                     $0
Trustee

Victor Meschures                          $7,750                 $7,750
Trustee

William R. Sweet                          $7,750                 $7,750
Trustee

James R. Wolford                          $7,750                 $7,750
Trustee


--------------
* For the fiscal year ending September 30, 2001, aggregate compensation from the Trust and total compensation from Fund and Fund complex paid to Trustees is expected to be $15,000.

** Ms. Hummer is considered an interested person of the Trust and her compensation is paid by City National Bank and not by the Trust.

INVESTMENT MANAGER



The Trust and City National Bank (the "Investment Manager" or "CNB") have entered into an Investment Management Agreement (the "Management Agreement") dated as of April 1, 1999, regarding the Trust. The Management Agreement was effective as to certain of the Funds subsequent to that date. The Investment Manager provides a continuous investment program including general investment and economic advice regarding the Funds' investment strategies, manages the Funds' investment portfolios and provides other services necessary to the operation of the Funds and the Trust. CNB, founded in the early 1950's, is a federally chartered commercial bank with over $9.0 billion in assets as of December 31, 2000. CNB is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.



The Investment Manager currently is exempt from registering as an investment adviser under the Investment Advisers Act of 1940 because of its status as a bank. However, effective May 2001, divisions of banks which advise registered investment companies will be required to register as investment advisers with the Securities and Exchange Commission (the "SEC"), as is currently required of non-bank entities. CNB currently intends to register with the SEC either City National Investments, as the division of CNB advising the Trust, or an entity separate from CNB formed by CNB to advise the Trust, before May 2001.

The fees payable under the Management Agreement, and any fee waiver or expense reimbursement arrangements, with respect to the Funds are described in the Funds' prospectuses.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


The Investment Management Agreement with respect to the Funds will be in effect for a two-year term (the "Initial Term") from its effective date, and thereafter will continue in effect for one-year terms subject to annual approval (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of a Fund and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the Investment Company
Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time upon 60 days' notice by either party or by a majority vote of the outstanding shares of the Fund, and shall terminate automatically upon its "assignment" (as such term is defined in the Investment Company Act).


The Investment Manager provides the Funds with investment management services, including the selection, appointment, and supervision of the Sub-advisers. In accordance with an exemptive order from the SEC, the Investment Manager may from time to time with the approval of the Trust's Board of Trustees change a Sub-adviser according to certain procedures without soliciting shareholders' approval. The Investment Manager may also, with Board approval, manage the portfolios of the California Money Fund and/or the Government Money Fund directly without a Sub-Adviser without shareholder consent.

The Investment Manager is obligated under the Management Agreement to pay the excess of the Fund's operating expenses as disclosed in the applicable Prospectus. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

The Management Agreement was approved with respect to the Fund by the Board at a duly called meeting. In considering the Management Agreement, the Trustees specifically considered and approved the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Fund is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Fund.


In its role as Investment Manager, CNB has contractually agreed to limit its investment management fees or reimburse the expenses of the Institutional Class shares of the Prime Money Fund to the same contractual limit as was provided by this Fund's prior investment manager, Berkeley Capital Management ("BCM"), 0.63% of average daily net assets, through March 31, 2001.


For the fiscal periods indicated below, the Funds paid the Investment Manager the following investment management fees and the Investment Manager waived the indicated amounts:


--------------------------------------------------------------------------------
FUND                        FISCAL PERIOD 11/1/99-    FISCAL YEAR ENDED 10/31/99
                                   9/30/00*
--------------------------------------------------------------------------------
                           FEES PAID    FEES WAIVED    FEES PAID    FEES WAIVED
--------------------------------------------------------------------------------
Prime Money Fund         $  504,213   $  265,056      $ 61,595       $154,917
--------------------------------------------------------------------------------
Government Money Fund    $3,049,681   $1,051,949      $788,820       $486,995
--------------------------------------------------------------------------------
California Money Fund    $  365,782   $1,017,137      $ 98,573       $409,054
--------------------------------------------------------------------------------



* In 2000, the fiscal year-end for each fund was changed from October 31 to September 30.


For each Fund, the Investment Manager's investment management fees are allocated among the classes of a Fund according to the relative net asset values of the classes.

Prior to April 1, 1999, BCM served as the Investment Manager for the Prime Money Fund whereby it received fees at an annual rate of 0.25% of the average daily net assets of the Fund. Following the acquisition of North American Trust Company by CNB, CNB assumed the role of Investment Manager. During the year ended October 31, 1999, BCM received $72,162 and waived $71,746 in advisory fees with respect to the Prime Money Fund. During the year ended October 31, 1998, BCM received $80,861 and waived $111,811 in advisory fees with respect to the Prime Money Fund.


BROKERAGE

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On September 30, 2000, the following Fund held securities of the Trust's "regular brokers or dealers" as follows:


--------------------------------------------------------------------------------
FUND                     NAME OF BROKER/DEALER   TOTAL $ AMOUNT OF SECURITIES OF
                                                 EACH REGULAR BROKER-DEALER HELD
--------------------------------------------------------------------------------
Government Money Fund    Goldman Sachs           $300,000,000
--------------------------------------------------------------------------------
                         Lehman Brothers         $ 35,200,000
--------------------------------------------------------------------------------
                         Paribas                 $204,000,000
--------------------------------------------------------------------------------
                         UBS Warburg Dillon      $167,500,000
--------------------------------------------------------------------------------

SUB-ADVISERS

THE GOVERNMENT FUND

The Investment Manager and Wellington Management Company, LLP ("Wellington Management") have entered into a sub-advisory agreement (the "Wellington Management Sub-advisory Agreement") pursuant to which Wellington Management serves as investment sub-adviser to the Government Money Fund. The Wellington Management Sub-advisory Agreement provides that Wellington Management shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

The continuance of the Wellington Management Sub-advisory Agreement after its initial two (2) year term must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the Government Money Fund or by the Trustees, and (2) by the vote of a majority of the Trustees who are not parties to the Wellington Management Sub-advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Wellington Management Sub-advisory Agreement will terminate automatically in the event of its assignment. It is terminable at any time without penalty by the Investment Manager, the Board of Trustees or by a vote of the majority of the outstanding voting securities of the Government Money Fund on 60 days' written notice to

Wellington Management, or by Wellington Management on 90 days' written notice to the Trust.

Wellington Management is entitled to a fee for its investment sub-advisory services, which is accrued daily and paid monthly at the following annual rates:
0.075% of the daily net assets of the Government Money Fund up to $500 million and 0.02% of such net assets in excess of $500 million. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect the Government Money Fund's total operating expenses, due to the nature of the Investment Manager's fee waivers. Wellington Management may terminate its waiver at any time.

Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of December 31, 2000, Wellington Management had discretionary management authority with respect to approximately $274 billion in assets.

For the fiscal period from November 1, 1999 through September 30, 2000, the Investment Manager paid Wellington Management $315,484 in sub-advisory fees. For the fiscal period from June 21, 1999 through October 31, 1999, the Investment Manager paid Wellington Management $98,133 in sub-advisory fees.

CALIFORNIA MONEY FUND

The Investment Manager and Weiss, Peck & Greer, L.L.C. ("WP&G" and, with Wellington Management, each a "Sub-adviser" and together, the "Sub-advisers") have entered into a sub-advisory agreement (the "WP&G Sub-advisory Agreement") pursuant to which WP&G serves as investment sub-adviser to the California Money Fund. The WP&G Sub-advisory Agreement provides that WP&G shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


WP&G is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WP&G has been active since its founding in managing portfolios of tax exempt securities. As of December 31, 2000, total assets under management were approximately $18.675 billion. The principal business address of WP&G is One New York Plaza, New York, New York 10004.


After its initial two year term, the WP&G Sub-advisory Agreement must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the California Money Fund or by the Trustees, and (2) by the vote of a majority of the Trustees who are not parties to such WP&G Sub-advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The WP&G Sub-advisory Agreement will terminate automatically in the event of its assignment. It is terminable at any time without penalty by the Investment Manager, the Board of Trustees or, by a vote of the majority of the outstanding voting securities of the California Money Fund, on 60 days' written notice to WP&G, or by WP&G on 90 days' written notice to the Trust.

WP&G is entitled to a fee for its investment sub-advisory services, which is accrued daily and paid monthly at the following annual rates: 0.05% of the average daily net assets of the California Money Fund up to $500 million, 0.04% between $500 million and $1 billion and 0.03% of net assets in excess of $1 billion.

For the fiscal period from November 1, 1999 through September 30, 2000, the Investment Manager paid WP&G $251,500 in sub-advisory fees. For the fiscal period June 21, 1999 through October 31, 1999, the Investment Manager paid WP&G $93,304 in sub-advisory fees.

ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, fund accounting, regulatory reporting, necessary office space, equipment, personnel, compensation and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive renewal terms of two (2) years each, unless terminated by mutual agreement, by either party on not less than 60 days' prior written notice to the other party, upon the liquidation of a Fund with respect to that Fund, upon the liquidation of the Administrator, or upon 45 days written notice following an uncured material breach.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Prime Money Fund, 0.101% of the Government Money Fund and 0.155% of the California Money Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion.

For the fiscal periods indicated below, the Funds paid the Administrator, and the Administrator waived, the following administrative fees:


--------------------------------------------------------------------------------
                                     FISCAL PERIOD 11/1/99-    FISCAL YEAR ENDED
                                            9/30/00                10/31/1999
--------------------------------------------------------------------------------
                                              AMOUNT                    AMOUNT
                                     PAID     WAIVED           PAID     WAIVED
--------------------------------------------------------------------------------
Prime Money Fund                   $461,566      ---         $129,908    ---
--------------------------------------------------------------------------------
Government Money Fund            $1,380,363    $239,746      $495,607    ---
--------------------------------------------------------------------------------
California Money Fund              $706,338     $90,793      $291,912    ---
--------------------------------------------------------------------------------

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares, Inc., iShares Trust, Johnson Family Funds, Inc., Millennium Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

PRINCIPAL DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is thereafter renewable annually. The Distribution Agreement will terminate automatically in the event of its assignment and may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding voting securities of the Trust upon not less than 60 days' prior written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan on behalf of Class A and Class S shares of each Fund and expects to reallow substantially all of the fees to broker-dealers and service providers, including CNB and its affiliates, that provide distribution-related services.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, (the "Transfer Agent") located at 530 East Swedesford Road Wayne, Pennsylvania 19087 serves as transfer agent for the Funds.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank, located at 530 Walnut Street, Philadelphia, PA 19101, serves as the Custodian (the "Custodian") of the Funds' assets.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

The Trust's independent auditors, KPMG LLP, audit and report on the annual financial statements of the Funds and review the Funds' federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 355 South Grand Avenue, Los Angeles, California 90071.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.

                       PORTFOLIO TRANSACTIONS

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Funds in relation to movements in the general level of interest rates; invest money obtained from the sale of the Funds' shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of the Funds' shares. Portfolio transactions may increase or decrease the yields of the Funds depending upon management's ability correctly to time and execute them.

The Investment Manager, or a Fund's Sub-adviser, in effecting purchases and sales of portfolio securities for the account of the Funds, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager or a Fund's Sub-adviser generally selects broker-dealers for the Funds primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager or a Fund's Sub-adviser may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. The Investment Manager or a Fund's Sub-adviser may use such resources when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.


Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for the Funds are reached independently from those for other accounts managed by the Investment Manager or a Fund's Sub-adviser. Such other accounts may also make investments in instruments or securities at the same time as the Funds. If the Investment Manager or a Fund's Sub-adviser determines that the purchase or sale of a security is in the best interest of a Fund as well as that of another client, it may aggregate the securities to be purchased or sold to the extent permitted by applicable laws and regulations. It will do so in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, it will allocate the securities so purchased or sold, as well as the expenses incurred in the transaction, in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Funds and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Funds.




                             DISTRIBUTION AND TAXES

DISTRIBUTIONS

Your dividends begin to accrue on the day of purchase for shares bought. All times are Eastern time. Your dividends begin to accrue on the following day for shares purchased after these cut-off times. We will not credit you with dividends for shares on the day you sell them.

On each day that the Funds' net asset values per share are determined (each a "Business Day"), the Funds' net investment incomes are declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a dividend to shareholders of record as of the last calculation of net asset value prior to the declaration and to shareholders investing on that day subject to the following conditions: (1) receipt of the purchase order by the Transfer Agent before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund; and
(2) payment in immediately available funds wired to the Transfer Agent by the close of business the same day. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full and fractional shares of the Funds at net asset value. If cash payment is requested, checks will normally be mailed on the Business Day following the dividend reinvestment date. The Funds will pay shareholders who redeem all of their shares all dividends accrued to the time of the redemption within seven days after the redemption.

The Funds calculate dividends based on daily net investment income. For this purpose, the net investment income of each Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, less (2) accrued expenses allocated to that Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward up to eight years. It is not anticipated that any Fund will realize any long-term capital gains. Expenses of the Trust are accrued daily. Should the net asset values of a Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value, and any unrealized gains and losses could affect the amount of the Fund's distributions.

The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months, and 18% with respect to capital assets acquired after December 31, 2000 and held more than 5 years. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

FEDERAL INCOME TAXES

It is the policy of the Funds to qualify for taxation, and to elect to be taxed, as "regulated investment companies" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, each Fund will distribute each year substantially all of its investment company taxable income (if any) and its net exempt-interest income (if any), and will seek to distribute each year substantially all of its net capital gains (if any) and meet certain other requirements. Such qualification relieves the Funds of liability for federal income taxes to the extent the Funds' earnings are distributed. By following this policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they are subject.

In order to qualify as regulated investment companies, the Funds must, among other things, annually (1) derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to their business of investing in stocks, securities or currencies, and
(2) diversify holdings so that at the end of each quarter of their taxable years
(i) at least 50% of the market value of each Fund's total assets is represented by cash or cash items (including receiveables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Funds control, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Funds qualify as regulated investment companies, they will not be subject to federal income tax on the part of their net investment income and net realized capital gains, if any, which they distribute to shareholders, provided that the Funds meet certain minimum distribution requirements. To comply with these requirements, the Funds must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for their taxable years. The Funds intend to make sufficient distributions to shareholders to meet these requirements.

If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Funds in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Funds may adjust their schedules for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Each Fund may from time to time use "equalization accounting" in determining the portion of its net investment income and/or capital gains that has been distributed. If a Fund elects to use equalization accounting, it will allocate a portion of its net investment income and/or realized capital gains to redemptions of Fund shares which will reduce the amount of such income and capital gains that the Fund is required to distribute under the distribution requirements of the Code. The Internal Revenue Service (the "IRS") has not published clear guidance concerning the methods to be used in allocating investment income and capital gains to the redemption of shares. In the event the IRS determines that a Fund is using an improper method of allocation and that it has under-distributed its net investment income and/or capital gains for any taxable year, the Fund may be liable for additional federal income tax, interest and penalties. This additional tax, interest and penalties could be substantial. In addition, shareholders of the Fund at the time of such determination may receive an additional distribution of net investment income and/or capital gains.

The Funds do not expect to realize any significant amount of long-term capital gain. However, any distributions by the Funds of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Funds may engage in investment techniques that may alter the timing and character of the Funds' incomes. The Funds may be restricted in their use of these techniques by rules relating to qualifying as regulated investment companies.

The Funds may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). The IRS has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax exempt municipal obligations acquired with a put option. The IRS subsequently announced that it will not ordinarily issue an advance letter ruling as to the identity of the true owner of property in cases involving the sale of securities (or participation interests therein) if the purchaser has the right to cause the security (or participation interest therein) to be purchased by the seller or a third party. The Funds intend to take the position that they are the owner of any securities with respect to which they also hold a put option.

If a shareholder sells its shares of a Fund within 6 months after the shares have been purchased by such a shareholder, and to the extent the shareholder realizes a loss on the sale of the shares, the shareholder will not be able to recognize such a loss to the extent that tax-exempt interest dividends have been paid with respect to their shares. If a shareholder sells shares of a Fund within 6 months after the shares have been purchased by such a shareholder, any losses realized by the shareholder on such a sale will be treated as long-term capital losses to the extent that the shareholder has received a long-term capital gain dividend distribution with respect to its shares of a Fund.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Funds may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Funds at rates up to 30% (subject to reduction under certain income tax treaties).




CALIFORNIA MONEY FUND

The California Money Fund intends to qualify to pay dividends to shareholders that are exempt from both federal income tax and California personal income tax ("California exempt-interest dividends"). The California Money Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the California Money Fund's taxable year, at least 50 percent of the value of the California Money Fund's total assets consists of obligations the interest on which would be exempt from federal income tax and California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"), and (2) the California Money Fund continues to qualify as a regulated investment company.

If the California Money Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The California Money Fund will notify its shareholders of the amount of California exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the California Money Fund may not be entitled to exclude California exempt-interest dividends from their California income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the California Money Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the California Money Fund and attributable to the production of tax-exempt income will not be deductible for federal income tax or California personal income tax purposes if the California Money Fund distributes California exempt-interest dividends.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

                             SHARE PRICE CALCULATION

The Funds value portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Funds' investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed may result in a material dilution or other unfair results to investors or existing shareholders, the Board of Trustees is required to cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. If a Fund's net asset values per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments for the Fund in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset values per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") for the Class A and Class S classes of the Funds in accordance with Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act ("Independent Trustees"), and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of these Independent Trustees.

The Plan adopted by Class A and Class S shareholders provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of a Fund's Class A and Class S shares that the Distributor can use to compensate broker-dealers and service providers, including CNB and its affiliates and affiliates of the Distributor, that provide distribution-related services to Class A and/or Class S shareholders or to their customers who beneficially own Class A and/or Class S shares. During the fiscal period ending September 30, 2000, the annual distribution fee rate for the Funds' Class A and Class S shares was 0.50%.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Investment Manager or a Sub-Adviser has received or receives distribution fees from the Distributor, or the Investment Manager or a Sub-Adviser has benefited or benefits through increased fees from an increase in the net assets of the Trust which may have resulted or result in part from the expenditures, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Plan provides that the distribution fees paid by a particular class of a Fund may only be used to pay for the distribution expenses of that class of the Fund.

Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. Shares are not obligated under the Plan to pay any distribution expense in excess of the distribution fee. Thus, if the Plan is terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class to the Distributor.

The Board, when approving the establishment of the Plan, determined that there are various anticipated benefits to the Funds from such establishment, including the likelihood that the Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Plan (and any distribution agreement between the Funds, the Distributor or the Investment Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Investment Manager, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the Plan applies.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Investment Manager on behalf of the shares of the Funds. In addition, as long as the Plan remain in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Independent Trustees.

For the fiscal period ending September 30, 2000, the Funds' Class A and Class S shares paid the Distributor the following distribution fees under the Plan, all of which were reallowed as compensation to broker-dealers and/or other financial intermediaries:



----------------------------------------- ------------------------------ ------------------------------------
                                                                               Total Fees Paid to Other
                                                  Total Fees Paid                 Broker-Dealers and
                                                      To CNB                   Financial Intermediaries
----------------------------------------- ------------------------------ ------------------------------------
CLASS A SHARES
----------------------------------------- ------------------------------ ------------------------------------
Prime Money Fund                                       $361,389                              $0
----------------------------------------- ------------------------------ ------------------------------------
Government Money Fund                                $1,232,834                      $3,413,267
----------------------------------------- ------------------------------ ------------------------------------
California Money Fund                                  $681,192                        $833,730
----------------------------------------- ------------------------------ ------------------------------------
CLASS S SHARES
----------------------------------------- ------------------------------ ------------------------------------
Prime Money Fund                                       $140,157                              $0
----------------------------------------- ------------------------------ ------------------------------------
Government Money Fund                                   $83,795                              $0
----------------------------------------- ------------------------------ ------------------------------------
California Money Fund                                   $11,058                              $0
----------------------------------------- ------------------------------ ------------------------------------




                         SHAREHOLDER SERVICES AGREEMENT

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Funds. As compensation for the provision of such services, the Funds will pay the Investment Manager a fee of 0.25% of the Funds' average daily net assets on an annual basis, payable monthly. The Investment Manager may pay certain banks, trust companies, broker-dealers and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Funds under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Funds with respect to shares of the Funds owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Funds.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Funds' shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Funds to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Funds registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Funds for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of Participating

Organizations should read the Funds' Prospectuses in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

For the periods indicated below, pursuant to the Shareholder Services Agreement, the Investment Manager received the following fees:

-------------------------------------------------------------------------------------------------------------------
                                FEES PAID                           FEES PAID             FEES PAID
                                (CLASS A), FISCAL PERIOD        (CLASS S), FISCAL    (INSTITUTIONAL CLASS),
                                11/1/99-9/30/00              PERIOD 11/1/99-9/30/00      FISCAL PERIOD
                                                                                        11/1/99-9/30/00
-------------------------------------------------------------------------------------------------------------
Prime Money Fund                $204,787                     $47,653                     $398,033
-------------------------------------------------------------------------------------------------------------
                                $3,157,823                   $29,807                     $30,239
Government Money Fund
-------------------------------------------------------------------------------------------------------------
                                $1,070,501                   $4,128                      $17,742
California Money Fund
-------------------------------------------------------------------------------------------------------------


                                    EXPENSES


The Trust pays the expenses of its operations, including: the fees and expenses of independent auditors, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and other industry association membership dues. In its role as Investment Manager, City National Investments has agreed to limit its investment management fees or reimburse the expenses of the various classes of the Funds as described in the Funds' prospectuses.

                                 CODE OF ETHICS


The Trust, the Investment Manager, the Sub-Advisors and the Distributor each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply in all material respects with the amendments to Rule 17j-1 under the Investment Company Act as set forth in the SEC's August 20, 1999 adopting release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions intended to ensure that the Funds are treated fairly.
For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchase or sales; and
(iii) any natural
person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, certain money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" Fund directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Funds, the Investment Manager, the Sub-Advisors and the Distributor are on public file with, and are available from, the SEC.

                              GENERAL INFORMATION


The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the Investment Company Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the Prime Money Market Fund, the Government Money Market Fund and the California Tax Exempt Money Market Fund, which offer three classes of shares. Currently, the Trust offers shares of ten series - the Funds described in this Statement of Additional Information and the CNI Charter Large Cap Growth Equity Fund, the CNI Charter Large Cap Value Equity Fund, the CNI Charter Technology Growth Fund, the CNI Charter Corporate Bond Fund, the CNI Charter Government Bond Fund, the CNI Charter California Tax Exempt Bond Fund and the CNI Charter High Yield Bond Fund, which have their own Prospectuses and Statements of Additional Information. The Board of Trustees may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.


The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and its Bylaws, shareholder meetings may be called by the Trustees for any purpose as may be prescribed by law, the Agreement and Declaration of Trust, or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the Investment Company Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Agreement and Declaration of Trust provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Agreement and Declaration of Trust, and except that where any provision of law, of the Agreement and Declaration of Trust, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectuses and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                            PERFORMANCE INFORMATION

As noted in the Prospectuses, the Funds may, from time to time, quote various performance figures in advertisements and other communications to illustrate their past performance. Performance figures will be calculated separately for different classes of shares.

YIELD

The historical performance of the Funds may be shown in the form of yield and effective yield. These measures of performance are described below. Performance figures will be calculated separately for different classes of shares. As of September 30, 2000, the yields were as follows.


-----------------------------------------------------------------------------------------------------------------
Fund                               Yield              Effective           Tax-Equiv.         Tax-Equiv.
                                   (7-day)            Yield               Current Yield*     Effective Yield*
                                                      (7-day)             (7-Day/30 day)     (7-Day/30 day)
-----------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND
Class A                            5.85%              6.02%               --                 --
Class S                            5.65%              5.81%               --                 --
Institutional Class                6.07%              6.26%               --                 --

GOVERNMENT MONEY FUND
Class A                            5.76%              5.93%               --                 --
Class S                            5.56%              5.72%               --                 --
Institutional Class                5.98%              6.16%               --                 --

CALIFORNIA MONEY FUND
Class A                            3.02%              3.07%               5.51%/4.89%        5.60%/4.95%
Class S                            2.82%              2.86%               5.15%/4.53%        5.22%/4.58%
Institutional Class                3.25%              3.31%               5.93%/5.31%        6.04%/5.39%
-----------------------------------------------------------------------------------------------------------------

* Calculated using a combined federal and California income tax rate of 45.22% for the California Money Fund.

Current yield reflects the interest income per share earned by the Funds' investments. Current yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then annualizing the result by multiplying the base period return by (365/7).

Effective yield is computed in the same manner except that the annualization of the return for the seven-day period reflects the results of compounding by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. This figure is obtained using the Securities and Exchange Commission formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)     ] - 1

Investors should recognize that, in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by the Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite result can be expected to occur.

A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for the California Money Fund is computed by dividing that portion of the current yield (or effective yield) of the California Money Fund (computed for the California Money Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the California Money Fund that is not tax exempt. In calculating tax equivalent yields for the California Money Fund, the California Money Fund assumes an effective tax rate (combining federal and California tax rates) of 45.22%, based on a California tax rate of 9.3% combined with a 39.6% federal tax rate. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.

AVERAGE ANNUAL TOTAL RETURN

The average annual total return for the Class A shares of each Fund, computed as of September 30, 2000, is shown in the table below:

        -----------------------------------------------------------------------
        FUND NAME                         ONE YEAR        SINCE INCEPTION
        -----------------------------------------------------------------------
        Prime Money Fund (1)              N/A             5.20%*
        -----------------------------------------------------------------------
        Government Money Fund (2)         5.36%           5.14%+
        -----------------------------------------------------------------------
        California Money Fund (2)         2.75%           2.62%+
        -----------------------------------------------------------------------

         (1)      Class A Shares commenced operations on October 18, 1999.
         (2)      Class A Shares commenced operations on June 21, 1999.
         *        Cumulative inception to date.
         +        Annualized since inception.

The average annual total return for the Class S shares of each Fund, computed as of September 30, 2000, is shown in the table below:

        ----------------------------------------------------------------------
        FUND NAME                      ONE YEAR          SINCE INCEPTION
        ----------------------------------------------------------------------
        Prime Money Fund (1)           N/A               4.90%+
        ----------------------------------------------------------------------
        Government Money Fund (2)      N/A               5.07%+
        ----------------------------------------------------------------------
        California Money Fund (3)      N/A               2.29%+
        ----------------------------------------------------------------------

         (1)      Class S Shares commenced operations on October 26, 1999.
         (2)      Class S Shares commenced operations on October 6, 1999.
         (3)      Class S Shares commenced operations on November 12, 1999.

          +        Cumulative inception to date.

The average annual total return for the Institutional shares of each Fund, computed as of September 30, 2000, is shown in the table below:


        ----------------------------------------------------------------------
        FUND NAME                       ONE YEAR        SINCE INCEPTION
        ----------------------------------------------------------------------
        Prime Money Fund (1)            5.66%           5.14%*
        ----------------------------------------------------------------------
        Government Money Fund (2)       N/A             2.90%+
        ----------------------------------------------------------------------
        California Money Fund (2)       N/A             1.64%+
        ----------------------------------------------------------------------

        (1)       Institutional Shares commenced operations on March 23, 1998.
        (2)       Institutional Shares commenced operations on April 3, 2000.
        *         Annualized inception to date.
        +         Cumulative inception to date.

Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:
                                      n
                              P(1 + T)  = ERV

         Where:        P      =     a hypothetical initial payment of $1,000.

                       T      =     average annual total return.

                       n      =     number of years.

                       ERV    =     Ending Redeemable Value of a
                                    hypothetical $1,000 investment made
                                    at the beginning of a l-, 5- or
                                    10-year period at the end of a l-,
                                    5- or 10-year period (or fractional
                                    portion thereof), assuming
                                    reinvestment of all dividends and
                                    distributions and complete
                                    redemption of the hypothetical
                                    investment at the end of the
                                    measuring period.

                        PRINCIPAL HOLDERS OF SECURITIES

As of January 2, 2001, the following shareholders held of record the following numbers of shares of the following classes of the Funds.

-----------------------------------------------------------------------------------------------------------------
FUND                                          SHAREHOLDER                               %
-----------------------------------------------------------------------------------------------------------------

46


----------------------------------------------------------------------------------------------------------------
Prime Money Fund, Institutional             National Financial Services, LLC         21.59%
Shares                                      Attn: Frank Bertola
                                            200 Liberty Street, 5th Floor
                                            New York, NY 10281-5500
----------------------------------------------------------------------------------------------------------------
Prime Money Fund, Institutional             City National Bank                       78.35%
Shares                                      Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
Prime Money Fund, Institutional             City National Bank                       100%
Shares                                      Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
California Tax Exempt                       City National Bank                       100%
Money Fund, Institutional                   Fiduciary for Various Accounts
Shares                                      Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
California Tax Exempt                       City National Bank                       99.89%
Money Fund, Institutional                   Fiduciary for Various Accounts
Shares                                      Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
Prime Money Fund, Class A                   National Financial Services, LLC         38.24%
                                            Attn: Frank Bertola
                                            200 Liberty Street, 5th Floor
                                            New York, NY 10281-5500
----------------------------------------------------------------------------------------------------------------
Prime Money Fund, Class A                   City National Bank                       61.76%
                                            Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
Government Money Fund, Class                National Financial Services, LLC         64.28%
A                                           Attn: Frank Bertola
                                            200 Liberty Street, 5th Floor
                                            New York, NY 10281-5500
----------------------------------------------------------------------------------------------------------------

47



----------------------------------------------------------------------------------------------------------------
Government Money Fund, Class                City National Bank                       35.01%
A                                           Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
California Tax Exempt                       National Financial Services, LLC         82.16%
Money Fund, Class A                         Attn:  Frank Bertola
                                            200 Liberty Street, 5th Floor
                                            New York, NY 10281-5500
----------------------------------------------------------------------------------------------------------------
California Tax Exempt                       City National Bank                       17.77%
Money Fund, Class A                         Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
Prime Money Fund, Class S                   City National Bank                       100%
                                            Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
Government Money Fund, Class                City National Bank                       100%
S                                           Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------
California Tax Exempt                       City National Bank                       100%
Money Fund, Class S                         Fiduciary for Various Accounts
                                            Attn:  Trust Ops/Mutual Funds
                                            P.O. Box 60520
                                            Los Angeles, CA 90060-0520
----------------------------------------------------------------------------------------------------------------

As of January 2, 2001, the Trustees and officers of the Trust owned, in aggregate, of record less than 1% of the outstanding shares of each Fund.

                       PURCHASE AND REDEMPTION OF SHARES

Purchase and redemption of shares of the Funds may be made on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Trust is closed for business are: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares.

The Funds will accept investments in cash only in U.S. dollars. Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the relevant Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Funds may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Funds with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Funds are required to withhold taxes if a number is not delivered within seven days.

The Funds may suspend the right of redemption or postpone the date of payment during any period when (1) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (3) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                               OTHER INFORMATION

The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act, with respect to the securities offered by the Prospectuses pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

In 2000, the Board of Trustees approved to change each Fund's fiscal year-end from October 31, to September 30. Audited financial statements for the relevant periods ended September 30, 2000 for the Funds, as contained in the Annual Report to Shareholders of the Funds for the fiscal year ending September 30, 2000, are incorporated herein by reference.

                    APPENDIX - RATINGS OF INVESTMENT SECURITIES

I.COMMERCIAL PAPER

                  MOODY'S INVESTORS SERVICE

                  Prime-1 is the highest commercial paper rating assigned by Moody's Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1, but to a lesser degree.

                  STANDARD & POOR'S CORPORATION

                  A S&P A-1 commercial paper rating indicates either an overwhelming or very strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety s not as high as for issues designated A-1.

II.               SHORT-TERM NOTES AND VARIABLE RATE DEMAND
OBLIGATIONS

                  MOODY'S INVESTORS SERVICE

                  Short-term notes and variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection, although not as large as those of the top rated securities.

                  STANDARD & POOR'S CORPORATION

                  A S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by a SP-2 rating.

III.              BONDS

                  MOODY'S INVESTORS SERVICE

                  Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                  STANDARD & POOR'S CORPORATION

                  AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.

-------------------------------------------------------------------------------

                                    PART C

                              OTHER INFORMATION
-------------------------------------------------------------------------------

                           CNI CHARTER FUNDS
                            --------------

                              FORM N-1A
                            --------------

                                PART C
                            --------------

Item 23.   Exhibits
           (a)    Agreement and Declaration of Trust.
                  (1)  Form of Agreement and Declaration of Trust.(A)
                  (2) Form of Amendment to the Agreement and Declaration of Trust.(B)
                  (3)  Certificate of Amendment to the Certificate of Trust.(B)
           (b)    By-Laws:
                  (1)  By-Laws dated October 25, 1996.(A)
                  (2) Amendment to the By-Laws of the Trust.(B)
           (c)    Instruments Defining Rights of Security Holder--not
                  applicable.
           (d)    Form of Investment Management Agreement.(B)
                  (1)  Schedule to Investment Management Agreement. (E)
           (e)    Form of Distribution Agreement.(B)
           (f)    Bonus or Profit Sharing Contracts - not applicable.
           (g)    Form of Custody Agreement.(B)
           (h)    Other Material Contracts:
                  (1)  Form of Administrative Services Agreement.(B)
                       (i)  Schedule to Administrative Services Agreement. (E)
                  (2)    Form of Transfer Agent Agreement.(B)
                       (i)  Schedule to Transfer Agent Agreement. (E)
                  (3)  Form of Shareholder Services Agreement. (E)
                  (4)  Shareholder Services Agreement - filed herewith.
                  (5)  Sub-Administration Agreement - filed herewith.
           (i)    Legal Counsel's Consent - filed herewith.
           (j)    Other Opinions - Independent Auditors' Consent - filed
                  herewith.
           (k)    Omitted Financial Statements - not applicable.
           (l)    Initial Capital Agreement.(A)
           (m)    Distribution Plans.
                  (1)  Form of Rule 12b-1 Plan.(B)
                       (i)  Schedule to Rule 12b-1 Plan. (E)
                  (2)  Form of Share Marketing Agreement.(B)
           (n)    Financial Data Schedule - not applicable.
           (o)    Rule 18f-3 Plan.(B)
                  (1)  Schedule to Rule 18f-3 Plan.(E)
           (p)    Codes of Ethics.
                  (1)  CNI Charter Funds.(D)
                  (2)  City National Investments.(D)
                  (3)  SEI Investments Distribution Co.(D)
                  (4)  Weiss, Peck & Greer, LLC.(D)
                  (5)  Wellington Management Company, LLP.(D)
                  (6)  Credit Suisse Asset Management, LLC.(D)
           (q)    Powers of Attorney.(D)
                  -------------------------------------------

(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N1-A (333-16093) on November 14, 1996.

(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 (333-16093) on May 3, 1999.

(C) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 13 (333-16093) on February 28, 2000.

(D) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 14 (333-16093) on June 12, 2000.

(E) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 15 (333-16093) on August 25, 2000.

Item 24.   Persons Controlled by or Under Common Control with the Funds

                  Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.   Indemnification

                  Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

                  "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

                  Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of
Section 6 of said Article VI.

Item 26.   Business and Other Connections of the Investment Adviser

                  City National Bank (the "Investment Adviser"), a wholly-owned subsidiary of City National Corporation ("CNC"), serves as investment adviser to all of Registrant's series. The Investment Adviser's business is that of a bank with respect to which it conducts a variety of commercial banking and trust activities. Please see Parts A and B of this Registration Statement for additional discussion of the Investment Adviser.

                  Except as set forth below, to the knowledge of Registrant none of the directors or executive officers of City National Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for CNC and/or its subsidiaries.



--------------------------------------- --------------------------------------------------- ---------------------------------------
                                           PRINCIPAL OCCUPATION AND OTHER DIRECTORSHIPS
                 NAME                                                                               PRINCIPAL BUSINESS ADDRESS
--------------------------------------- --------------------------------------------------- ---------------------------------------

George H. Benter, Jr.                   Director of CNB; President, City National           400 North Roxbury Drive
                                        Corporation; President and Chief Operation          Beverly Hills, CA  90210
                                        Officer, City National Bank; Director, The Wet
                                        Seal, Inc.
--------------------------------------- --------------------------------------------------- ---------------------------------------
Richard L. Bloch                        Director of CNB; President, Pinon Farm, Inc.,       P.O. Box 676108
                                        equestrian training facility                        Rancho Sante Fe, CA  92067-6108
--------------------------------------- --------------------------------------------------- ---------------------------------------
Stuart D. Buchalter                     Director of CNB; Of Counsel, Buchalter, Nemer,      601 S. Figueroa St., Suite 2400
                                        Fields & Younger, a Professional Corporation, law   Los Angeles, CA  90017-5704
                                        firm; Principal, East-West Capital, a venture
                                        capital investment firm; Director, Earl Scheib,
                                        Inc.; Director, Warnaco Group, Inc.
--------------------------------------- --------------------------------------------------- ---------------------------------------
Ezunial Burts                           Director of CNB; President, Los Angeles Area        350 South Bixel Street
                                        Chamber of Commerce                                 Los Angeles, CA  90051-1696
--------------------------------------- --------------------------------------------------- ---------------------------------------
Andrea L. Van de Kamp                   Director of CNB; Chairman, West Coast Operations,   9665 Wilshire Blvd., Suite 101
                                        Sotheby's, auction house; Director, Jenny Craig,    Beverly Hills, CA  90212
                                        Inc.; Director, The Walt Disney Company
--------------------------------------- --------------------------------------------------- ---------------------------------------
Barry M. Meyer                          Director of CNB; Chairman and Chief Executive       4000 Warner Blvd.
                                        Officer, Warner Bros., motion picture and           Bldg. 2, Executive Suite
                                        television production and distribution company,     Burbank, CA  91522
                                        since October 1999; prior thereto, Executive Vice
                                        President and Chief Operating Officer, Warner
                                        Bros.
--------------------------------------- --------------------------------------------------- ---------------------------------------
Michael L. Meyer                        Director of CNB; Chief Executive Officer, Michael   95 Enterprise, Suite 370
                                        L. Meyer Company, real estate consulting and        Aliso Viejo, CA  92656
                                        investment company, since October 1999; Senior
                                        Vice President and Chief Financial Officer,
                                        Advantage 4, real estate telecommunications
                                        company, since October 1999; Managing Partner,
                                        Orange County. Ernst & Young LLP Real Estate
                                        Group, 1974 to 1998
--------------------------------------- --------------------------------------------------- ---------------------------------------
Barbara S. Polsky                       Director of CNB; Executive Vice President,          400 North Roxbury Drive
                                        General Counsel, and Secretary, City National       Beverly Hills, CA  90210
                                        Corporation and City National Bank, since October
                                        1999; Executive Vice President, General Counsel
                                        and Secretary, Aames Financial, 1996-1999
--------------------------------------- --------------------------------------------------- ---------------------------------------
Charles E. Rickershauser, Jr.           Director of CNB; Attorney; Chairman of the Board,   c/o City National Bank
                                        PS Group Holdings, Inc.                             400 North Roxbury Drive
                                                                                            Beverly Hills, CA  90210
--------------------------------------- --------------------------------------------------- ---------------------------------------
Edward Sanders                          Director of CNB; Director, Crosby, Heafy Roach &    1901 Avenue of the Stars,
                                        May, law firm                                       Suite 700
                                                                                            Los Angeles, CA  90067

--------------------------------------- --------------------------------------------------- ---------------------------------------
Kenneth Ziffren                         Director of CNB; Senior Partner,                    1801 Century Park West
                                        Ziffren, Brittenham, Branca & Fischer, law firm;    Los Angeles, CA 90067
                                        Director, Panavision, Inc.

--------------------------------------- --------------------------------------------------- ---------------------------------------


NOTE: Where there are no dates specified, director/officer has been in the position for more than 2 years.



Item 27.   Principal Underwriter

         (a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, STI Classic Variable Trust, ARK Funds, Huntington Funds, SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., HighMark Funds, Armada Funds, PBHG Insurance Series Fund, Inc., Expedition Funds, Alpha Select Funds, Oak Associates Funds, The Nevis Funds, Inc., The Armada Advantage Funds, Amerindo Funds Inc., Huntington VA Funds, Friends Ivory Funds, iShares Inc., SEI Insurance Products Trust, iShares Trust, Pitcairn Funds, First Omaha Funds, Inc., JohnsonFamily Funds, Inc., and Millennium Funds, Inc. pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22, 1987,
August 30, 1988, November 14, 1991, February 28, 1992, May 1, 1992, May 29,
1992, November 1, 1992, November 1, 1992, January 28, 1993, July 16, 1993,
December 27, 1994, January 27, 1995, August 18, 1995, November 1, 1995,
January 11, 1996, April 1, 1996, April 28, 1996, June 14, 1996, October 1,
1996, February 15, 1997, March 8, 1997, April 1, 1997, June 9, 1997, January
1, 1998, February 27, 1998, June 29, 1998, May 1, 1999, July 13, 1999,
October 15, 1999, December 16, 1999, January 28, 2000, March 29, 2000, April 25, 2000, August 1, 2000, October 1, 2000, November 1, 2000, and November 1, 2000, respectively.

                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) The following are the directors and officers of SIDCO. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                            Position and
                                            Offices with
Name                                        Underwriter
----                                        ------------

Alfred P. West, Jr.            Director, Chairman of the Board of Directors
Richard B. Lieb                Director, Executive Vice President
Carmen V. Romeo                Director
Mark J. Held                   President & Chief Operating Officer
Dennis J. McGonigle            Executive Vice President
Robert M. Silvestri            Chief Financial Officer & Treasurer
Todd Cipperman                 Senior Vice President & General Counsel
Leo J. Dolan, Jr.              Senior Vice President
Carl A. Guarino                Senior Vice President
Jack May                       Senior Vice President
Hartland J. McKeown            Senior Vice President
Kevin P. Robins                Senior Vice President
Patrick K. Walsh               Senior Vice President
Wayne M. Withrow               Senior Vice President
Robert Aller                   Vice President
John D. Anderson               Vice President & Managing Director
Timothy D. Barto               Vice President & Assistant Secretary
Robert Crudup                  Vice President & Managing Director
Richard A. Deak                Vice President & Assistant Secretary
Scott W. Dellorfano            Vice President & Managing Director
Barbara Doyne                  Vice President
Jeff Drennen                   Vice President
Scott C. Fanatico              Vice President & Managing Director
Vic Galef                      Vice President & Managing Director
Steven A. Gardner              Vice President & Managing Director
Lydia A. Gavalis               Vice President & Assistant Secretary
Greg Gettinger                 Vice President & Assistant Secretary
Kathy Heilig                   Vice President
Jeff Jacobs                    Vice President
Samuel King                    Vice President
John Kirk                      Vice President & Managing Director
Kim Kirk                       Vice President & Managing Director
John Krzeminski                Vice President & Managing Director
Alan H. Lauder                 Vice President
Paul Lonergan                  Vice President & Managing Director
Ellen Marquis                  Vice President
Christine M. McCullough        Vice President & Assistant Secretary
Carolyn McLaurin               Vice President & Managing Director
Mark Nagle                     Vice President
Joanne Nelson                  Vice President
Cynthia M. Parrish             Vice President & Secretary
Rob Redican                    Vice President
Maria Rinehart                 Vice President
Steve Smith                    Vice President
Daniel Spaventa                Vice President
Kathryn L. Stanton             Vice President
Lori L. White                  Vice President & Assistant Secretary
William E. Zitelli, Jr.        Vice President & Assistant Secretary

                  Each of Mr. Barto, Ms. McCullough, Mr. Cipperman and Ms. Gavalis is also a Vice President & an Assistant Secretary of the Registrant. Mr. Zitelli is also a Vice-President and the Secretary of the Registrant.

           (c)    Not Applicable.

Item 28.   Location of Accounts and Records.

           The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, SEI Investments Fund Management, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections
(2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 400 North Roxbury Drive, Beverly Hills, California 90210.

Item 29.   Management Services.

           There are no management-related service contracts not discussed in Parts A and B.

Item 30.   Undertakings.

           Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 28th day of January, 2001.

                                  THE CNI CHARTER FUNDS



                                  By:      /s/ Vernon C. Kozlen*
                                           ---------------------
                                           Vernon C. Kozlen
                                           President, Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Vernon C. Kozlen*             President &                  January 28, 2001
---------------------
Vernon C. Kozlen                  Chief Executive Officer


/s/ Jeffrey Fries*                Controller &                  January 28, 2001
------------------
Jeffrey Fries                     Chief Operating Officer


/s/ Irwin G. Barnet*              Trustee                       January 28, 2001
--------------------
Irwin G. Barnet


/s/ Maria D. Hummer*              Trustee                       January 28, 2001
--------------------
Maria D. Hummer


/s/ James R. Wolford*             Trustee                       January 28, 2001
---------------------
James R. Wolford


/s/ William R. Sweet*             Trustee                       January 28, 2001
---------------------
William R. Sweet


/s/ Victor Meschures*             Trustee                       January 28, 2001
---------------------
Victor Meschures


* By:    /s/ Mitchell E. Nichter
         -----------------------
         Mitchell E. Nichter, Attorney-in-Fact
         pursuant to Powers of Attorney